UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—May 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

U.S. Minimum Volatility ETF ETF Shares - VFMV

U.S. Momentum Factor ETF ETF Shares - VFMO

U.S. Multifactor Fund Admiral™ Shares - VFMFX

U.S. Quality Factor ETF ETF Shares - VFQY

U.S. Value Factor ETF ETF Shares - VFVA

U.S. Multifactor ETF ETF Shares - VFMF

Short-Term Tax-Exempt Bond ETF ETF Shares - VTES

Vanguard U.S. Minimum Volatility ETF

ETF Shares (VFMV) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard U.S. Minimum Volatility ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$278
Number of Portfolio Holdings	186
Portfolio Turnover Rate	16%

Portfolio Composition % of Net Assets  (as of May 31, 2025)

Consumer Discretionary	11.0%
Consumer Staples	11.9%
Energy	4.2%
Financials	8.8%
Health Care	11.4%
Industrials	6.7%
Real Estate	6.1%
Technology	23.2%
Telecommunications	7.9%
Utilities	8.4%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4419

Vanguard U.S. Momentum Factor ETF

ETF Shares (VFMO) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard U.S. Momentum Factor ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$1,040
Number of Portfolio Holdings	629
Portfolio Turnover Rate	47%

Portfolio Composition % of Net Assets  (as of May 31, 2025)

Basic Materials	1.4%
Consumer Discretionary	16.0%
Consumer Staples	8.0%
Energy	4.4%
Financials	19.7%
Health Care	15.8%
Industrials	15.4%
Real Estate	0.7%
Technology	13.2%
Telecommunications	4.4%
Utilities	0.7%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4418

Vanguard U.S. Multifactor Fund

Admiral™ Shares (VFMFX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard U.S. Multifactor Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$178
Number of Portfolio Holdings	566
Portfolio Turnover Rate	36%

Portfolio Composition % of Net Assets  (as of May 31, 2025)

Basic Materials	2.1%
Consumer Discretionary	17.4%
Consumer Staples	10.0%
Energy	3.1%
Financials	28.4%
Health Care	12.2%
Industrials	12.2%
Real Estate	0.2%
Technology	10.1%
Telecommunications	3.5%
Utilities	0.1%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR516

Vanguard U.S. Quality Factor ETF

ETF Shares (VFQY) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard U.S. Quality Factor ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$385
Number of Portfolio Holdings	413
Portfolio Turnover Rate	20%

Portfolio Composition % of Net Assets  (as of May 31, 2025)

Basic Materials	2.7%
Consumer Discretionary	19.8%
Consumer Staples	8.0%
Energy	2.7%
Financials	15.0%
Health Care	10.5%
Industrials	22.1%
Technology	17.3%
Telecommunications	1.7%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4417

Vanguard U.S. Value Factor ETF

ETF Shares (VFVA) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard U.S. Value Factor ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$598
Number of Portfolio Holdings	604
Portfolio Turnover Rate	37%

Portfolio Composition % of Net Assets  (as of May 31, 2025)

Basic Materials	4.4%
Consumer Discretionary	17.4%
Consumer Staples	7.9%
Energy	10.5%
Financials	20.8%
Health Care	14.3%
Industrials	12.3%
Real Estate	0.4%
Technology	8.3%
Telecommunications	3.4%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4416

Vanguard U.S. Multifactor ETF

ETF Shares (VFMF) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard U.S. Multifactor ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$349
Number of Portfolio Holdings	561
Portfolio Turnover Rate	31%

Portfolio Composition % of Net Assets  (as of May 31, 2025)

Basic Materials	1.7%
Consumer Discretionary	16.8%
Consumer Staples	10.0%
Energy	2.9%
Financials	28.6%
Health Care	13.1%
Industrials	13.2%
Technology	9.5%
Telecommunications	3.8%
Utilities	0.1%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4421

Vanguard Short-Term Tax-Exempt Bond ETF

ETF Shares (VTES) NYSE Arca

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$1,029
Number of Portfolio Holdings	2,965
Portfolio Turnover Rate	12%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	15.5%
1 to 3 Years	29.2%
3 to 5 Years	27.6%
5 to 10 Years	27.0%
10 to 20 Years	0.4%
20 to 30 Years	0.1%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV014

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2025
Vanguard U.S. Factor ETFs
Vanguard U.S. Minimum Volatility ETF
Vanguard U.S. Momentum Factor ETF
Vanguard U.S. Multifactor ETF
Vanguard U.S. Quality Factor ETF
Vanguard U.S. Value Factor ETF

Contents
U.S. Minimum Volatility ETF	1
U.S. Momentum Factor ETF	12
U.S. Multifactor ETF	29
U.S. Quality Factor ETF	45
U.S. Value Factor ETF	59

U.S. Minimum Volatility ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Consumer Discretionary (11.0%)
	eBay Inc.	49,577	3,627
	TJX Cos. Inc.	24,758	3,142
	Fox Corp. Class B	51,397	2,584
*	Coupang Inc.	75,034	2,105
*	O'Reilly Automotive Inc.	1,354	1,852
*	Stride Inc.	11,656	1,765
	Walmart Inc.	16,967	1,675
*	Spotify Technology SA	2,408	1,602
	TKO Group Holdings Inc.	10,022	1,582
	Rollins Inc.	26,958	1,543
	Murphy USA Inc.	3,180	1,357
	Walt Disney Co.	11,213	1,267
*	Atlanta Braves Holdings Inc. Class C	29,076	1,181
	McDonald's Corp.	3,594	1,128
	Marcus Corp.	47,514	878
	Electronic Arts Inc.	5,601	805
*	AutoZone Inc.	150	560
	Carriage Services Inc.	11,708	509
*	Liberty Media Corp.-Liberty Formula One Class A	3,672	324
*	Grand Canyon Education Inc.	1,631	323
*	Atlanta Braves Holdings Inc. Class A	4,604	200
*	Laureate Education Inc.	8,847	199
*	QuinStreet Inc.	11,850	181
*	Ollie's Bargain Outlet Holdings Inc.	1,240	138
*	NVR Inc.	17	121
			30,648
Consumer Staples (11.9%)
	Fresh Del Monte Produce Inc.	122,724	4,335
	Church & Dwight Co. Inc.	43,380	4,265
	Cencora Inc.	13,119	3,821
	Procter & Gamble Co.	21,995	3,737
	McKesson Corp.	4,870	3,504
	Altria Group Inc.	49,533	3,002
	General Mills Inc.	53,636	2,910
	Mondelez International Inc. Class A	24,043	1,623
	Coca-Cola Co.	20,577	1,483
	National Beverage Corp.	25,154	1,138
	Colgate-Palmolive Co.	10,151	943
	Philip Morris International Inc.	4,479	809
	Universal Corp.	5,949	389
	J & J Snack Foods Corp.	2,873	331
	Pilgrim's Pride Corp.	6,526	321
	Smithfield Foods Inc.	12,287	287
	Tyson Foods Inc. Class A	3,814	214
	McCormick & Co. Inc.	791	57
			33,169
Energy (4.2%)
	Exxon Mobil Corp.	31,172	3,189
	Chevron Corp.	22,049	3,014
*	First Solar Inc.	9,501	1,502
	EOG Resources Inc.	13,152	1,428
	ConocoPhillips	10,026	856
	Williams Cos. Inc.	10,004	605
*	Enphase Energy Inc.	11,020	456
	Kinder Morgan Inc.	10,349	290
	DTE Midstream LLC	2,443	256
			11,596

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
Financials (8.8%)
	CME Group Inc.	14,419	4,167
	Cboe Global Markets Inc.	16,904	3,873
	Willis Towers Watson plc	8,620	2,729
	Progressive Corp.	8,047	2,293
	Marsh & McLennan Cos. Inc.	9,172	2,143
	AMERISAFE Inc.	42,651	2,025
*	Berkshire Hathaway Inc. Class B	2,251	1,134
	Commerce Bancshares Inc.	14,743	929
	White Mountains Insurance Group Ltd.	438	782
	Chubb Ltd.	2,619	778
	Travelers Cos. Inc.	2,225	613
	Arthur J Gallagher & Co.	1,738	604
	RLI Corp.	5,376	413
	Donegal Group Inc. Class A	16,855	340
	Safety Insurance Group Inc.	3,055	251
	Orrstown Financial Services Inc.	8,107	244
	Employers Holdings Inc.	4,573	223
	Tradeweb Markets Inc. Class A	1,402	203
	German American Bancorp Inc.	4,197	160
	TFS Financial Corp.	9,785	129
	First Financial Corp.	2,454	127
	Unum Group	1,291	106
	JPMorgan Chase & Co.	311	82
	MarketAxess Holdings Inc.	316	68
	Brown & Brown Inc.	542	61
	Peoples Bancorp of North Carolina Inc.	2,148	59
	CNA Financial Corp.	1,023	49
*	California BanCorp	2,857	43
*,1	First Financial Northwest Inc.	1,402	1
			24,629
Health Care (11.4%)
*	Innoviva Inc.	195,747	3,831
	Johnson & Johnson	24,245	3,763
	Abbott Laboratories	27,817	3,716
	Royalty Pharma plc Class A	104,592	3,439
	Merck & Co. Inc.	41,946	3,223
	Cardinal Health Inc.	15,473	2,390
	Becton Dickinson & Co.	12,297	2,122
	STERIS plc	6,480	1,589
*	Boston Scientific Corp.	11,700	1,231
	Gilead Sciences Inc.	10,994	1,210
	AbbVie Inc.	4,866	906
	HealthStream Inc.	28,792	807
*	BioMarin Pharmaceutical Inc.	12,350	717
	Bristol-Myers Squibb Co.	14,015	677
	Chemed Corp.	1,086	624
*	Prestige Consumer Healthcare Inc.	7,234	620
*	Exelixis Inc.	9,297	400
	Quest Diagnostics Inc.	1,807	313
	UnitedHealth Group Inc.	82	25
			31,603
Industrials (6.7%)
	Automatic Data Processing Inc.	11,412	3,715
	Jack Henry & Associates Inc.	15,163	2,747
	Northrop Grumman Corp.	4,390	2,128
	Matson Inc.	17,478	1,972
	RTX Corp.	12,806	1,748
	Expeditors International of Washington Inc.	12,785	1,441
	Lockheed Martin Corp.	2,499	1,205
	L3Harris Technologies Inc.	3,576	874
	Ennis Inc.	35,982	672
	Visa Inc. Class A	1,755	641
*	I3 Verticals Inc. Class A	24,575	607
	Mastercard Inc. Class A	703	412
	Accenture plc Class A	789	250
	Genco Shipping & Trading Ltd.	13,504	179
	AMETEK Inc.	384	69

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
	General Dynamics Corp.	218	61
			18,721
Real Estate (6.1%)
	LTC Properties Inc.	117,023	4,142
	Realty Income Corp.	68,888	3,900
	Getty Realty Corp.	106,978	3,130
	Four Corners Property Trust Inc.	111,108	3,068
	Agree Realty Corp.	30,123	2,268
	Postal Realty Trust Inc. Class A	40,691	563
			17,071
Technology (23.2%)
*	Box Inc. Class A	131,697	4,981
	Texas Instruments Inc.	23,152	4,233
*	Tyler Technologies Inc.	7,174	4,139
*	Yelp Inc.	105,211	4,016
	Roper Technologies Inc.	7,041	4,015
	Amdocs Ltd.	43,202	3,964
	Dolby Laboratories Inc. Class A	52,276	3,882
	Analog Devices Inc.	16,400	3,509
	Apple Inc.	16,597	3,333
	HP Inc.	105,596	2,629
	International Business Machines Corp.	9,483	2,457
	Skyworks Solutions Inc.	34,622	2,390
*	Yext Inc.	258,173	1,732
	Hackett Group Inc.	67,275	1,649
*	CCC Intelligent Solutions Holdings Inc.	172,085	1,511
*	N-able Inc.	163,014	1,270
*	Cirrus Logic Inc.	12,615	1,241
*	Commvault Systems Inc.	6,769	1,240
*	Photronics Inc.	68,166	1,139
	Broadcom Inc.	4,650	1,126
	NetApp Inc.	9,970	989
	Sapiens International Corp. NV	31,695	910
	Alphabet Inc. Class A	5,186	891
	NVE Corp.	11,377	810
*	MACOM Technology Solutions Holdings Inc.	6,400	778
*	MeridianLink Inc.	44,349	740
*	GoDaddy Inc. Class A	4,045	737
	Alphabet Inc. Class C	4,210	728
	Meta Platforms Inc. Class A	1,110	719
	Microsoft Corp.	1,060	488
*	Blackbaud Inc.	7,729	481
*	Qorvo Inc.	6,037	459
	KLA Corp.	456	345
*	Diebold Nixdorf Inc.	4,893	236
	Match Group Inc.	7,547	226
	QUALCOMM Inc.	1,540	224
*	Grindr Inc.	7,149	174
*	Veeco Instruments Inc.	3,774	73
			64,464
Telecommunications (7.9%)
	Verizon Communications Inc.	94,886	4,171
	AT&T Inc.	145,406	4,042
	Cisco Systems Inc.	57,880	3,649
	T-Mobile US Inc.	12,979	3,143
	InterDigital Inc.	10,342	2,247
	IDT Corp. Class B	35,664	2,197
	Motorola Solutions Inc.	3,912	1,625
	Spok Holdings Inc.	50,621	820
			21,894
Utilities (8.4%)
	Republic Services Inc.	13,781	3,546
	Southern Co.	33,120	2,981
	American Electric Power Co. Inc.	26,558	2,749
	Consolidated Edison Inc.	25,643	2,679
	American States Water Co.	31,575	2,490
	Duke Energy Corp.	14,401	1,695
	Waste Management Inc.	6,102	1,470

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
	MGE Energy Inc.	13,519	1,221
	CMS Energy Corp.	16,661	1,170
	York Water Co.	35,098	1,146
	WEC Energy Group Inc.	10,133	1,089
	Evergy Inc.	8,097	538
	Ameren Corp.	3,065	297
	American Water Works Co. Inc.	1,768	253
	IDACORP Inc.	1,446	172
			23,496
Total Common Stocks (Cost $249,179)			277,291
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund, 4.342% (Cost $535)	5,353	535
Total Investments (99.8%) (Cost $249,714)			277,826
Other Assets and Liabilities—Net (0.2%)			502
Net Assets (100%)			278,328
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	1	296	41
Micro E-mini S&P 500 Index	June 2025	15	444	18
				59

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $249,179)	277,291
Affiliated Issuers (Cost $535)	535
Total Investments in Securities	277,826
Investment in Vanguard	7
Cash Collateral Pledged—Futures Contracts	54
Receivables for Accrued Income	464
Total Assets	278,351
Liabilities
Payables for Investment Securities Purchased	7
Payables to Vanguard	15
Variation Margin Payable—Futures Contracts	1
Total Liabilities	23
Net Assets	278,328
At May 31, 2025, net assets consisted of:

Paid-in Capital	260,026
Total Distributable Earnings (Loss)	18,302
Net Assets	278,328

Net Assets
Applicable to 2,195,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	278,328
Net Asset Value Per Share	$126.80

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Dividends[1]	2,208
Interest[2]	16
Securities Lending—Net	—
Total Income	2,224
Expenses
The Vanguard Group—Note B
Investment Advisory Services	36
Management and Administrative	67
Marketing and Distribution	6
Shareholders’ Reports and Proxy Fees	16
Trustees’ Fees and Expenses	—
Professional Services	7
Total Expenses	132
Net Investment Income	2,092
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	487
Futures Contracts	(61)
Realized Net Gain (Loss)	426
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	681
Futures Contracts	53
Change in Unrealized Appreciation (Depreciation)	734
Net Increase (Decrease) in Net Assets Resulting from Operations	3,252
1	Dividends are net of foreign withholding taxes of $1.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $479 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,092	1,831
Realized Net Gain (Loss)	426	4,421
Change in Unrealized Appreciation (Depreciation)	734	22,029
Net Increase (Decrease) in Net Assets Resulting from Operations	3,252	28,281
Distributions
Total Distributions	(1,664)	(1,762)
Capital Share Transactions
Issued	144,617	51,009
Issued in Lieu of Cash Distributions	—	—
Redeemed	(21,091)	(17,707)
Net Increase (Decrease) from Capital Share Transactions	123,526	33,302
Total Increase (Decrease)	125,114	59,821
Net Assets
Beginning of Period	153,214	93,393
End of Period	278,328	153,214

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$127.68	$101.51	$102.91	$100.28	$87.08	$91.10
Investment Operations
Net Investment Income[1]	1.267	1.838	2.373	2.160	1.374	1.779
Net Realized and Unrealized Gain (Loss) on Investments	(1.068)	26.142	(1.354)	2.231	13.497	(3.776)
Total from Investment Operations	.199	27.980	1.019	4.391	14.871	(1.997)
Distributions
Dividends from Net Investment Income	(1.079)	(1.810)	(2.419)	(1.761)	(1.671)	(2.023)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.079)	(1.810)	(2.419)	(1.761)	(1.671)	(2.023)
Net Asset Value, End of Period	$126.80	$127.68	$101.51	$102.91	$100.28	$87.08
Total Return	0.18%	27.84%	1.13%	4.46%	17.22%	-1.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$278	$153	$93	$81	$47	$57
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%[2]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.99%	1.61%	2.40%	2.18%	1.43%	2.14%
Portfolio Turnover Rate[3]	16%	39%	26%	32%	46%	83%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Notes to Financial Statements
Vanguard U.S. Minimum Volatility ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Minimum Volatility ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $7,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	277,290	—	1	277,291
Temporary Cash Investments	535	—	—	535
Total	277,825	—	1	277,826
Derivative Financial Instruments
Assets
Futures Contracts[1]	59	—	—	59
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	249,714
Gross Unrealized Appreciation	34,630
Gross Unrealized Depreciation	(6,459)
Net Unrealized Appreciation (Depreciation)	28,171
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $11,194,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2025, the fund purchased $158,978,000 of investment securities and sold $34,093,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $1,253,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $5,469,000 and sales were $1,274,000, resulting in net realized loss of $180,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

U.S. Minimum Volatility ETF
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	Shares (000)	Shares (000)
Issued	1,170	440
Issued in Lieu of Cash Distributions	—	—
Redeemed	(175)	(160)
Net Increase (Decrease) in Shares Outstanding	995	280
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2025, one shareholder was the record or beneficial owner of 37% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

U.S. Momentum Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.4%)
	Air Products & Chemicals Inc.	8,259	2,304
	Carpenter Technology Corp.	9,378	2,204
*,1	Perpetua Resources Corp.	121,682	1,693
	Mueller Industries Inc.	17,143	1,335
	International Paper Co.	27,496	1,315
*,1	ASP Isotopes Inc.	169,376	1,280
*	SSR Mining Inc. (XTSE)	90,133	1,066
*	MP Materials Corp.	38,880	847
	Hawkins Inc.	4,217	563
	Royal Gold Inc.	2,688	479
*	Novagold Resources Inc.	125,501	449
*	Century Aluminum Co.	28,122	436
	Sylvamo Corp.	7,611	403
*	Rayonier Advanced Materials Inc.	68,358	263
*	Perimeter Solutions Inc.	18,510	223
			14,860
Consumer Discretionary (16.0%)
*	Spotify Technology SA	17,185	11,430
*	Netflix Inc.	8,451	10,202
*	Tesla Inc.	28,920	10,020
	Walmart Inc.	100,728	9,944
	Costco Wholesale Corp.	6,684	6,953
	Booking Holdings Inc.	672	3,709
*	Roblox Corp. Class A	39,056	3,397
*	Brinker International Inc.	18,645	3,219
*	Stride Inc.	19,816	3,000
*	O'Reilly Automotive Inc.	2,081	2,846
	Fox Corp. Class B	56,112	2,821
*	Carvana Co.	8,450	2,764
	Rollins Inc.	46,657	2,671
	Fox Corp. Class A	48,158	2,646
*	Amer Sports Inc.	70,481	2,564
*	BJ's Wholesale Club Holdings Inc.	22,423	2,539
	Garmin Ltd.	12,118	2,460
	Royal Caribbean Cruises Ltd.	9,400	2,416
	TKO Group Holdings Inc.	14,655	2,313
*	Duolingo Inc.	4,388	2,280
	Tapestry Inc.	28,420	2,232
	Hilton Worldwide Holdings Inc.	8,708	2,163
	Ralph Lauren Corp.	7,657	2,120
*	Dutch Bros Inc. Class A	28,747	2,076
	Cinemark Holdings Inc.	58,318	1,969
*	SkyWest Inc.	18,800	1,907
*	United Airlines Holdings Inc.	23,718	1,884
	eBay Inc.	25,681	1,879
	Group 1 Automotive Inc.	4,286	1,817
*	Universal Technical Institute Inc.	49,534	1,760
*	Liberty Media Corp.-Liberty Formula One Class C	17,797	1,718
	Super Group SGHC Ltd.	192,100	1,679
*	Adtalem Global Education Inc.	12,681	1,674
*	Rush Street Interactive Inc.	129,996	1,650
*	Liberty Media Corp.-Liberty Live Class C	22,341	1,630
	Carriage Services Inc.	36,615	1,593
*	Coupang Inc.	54,029	1,516
*	GameStop Corp. Class A	49,971	1,489
	Starbucks Corp.	17,600	1,478
	RB Global Inc. (XTSE)	13,410	1,412
*	Live Nation Entertainment Inc.	10,067	1,381
*	Planet Fitness Inc. Class A	12,881	1,325

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty Live Class A	18,004	1,294
*	AutoZone Inc.	346	1,292
*	Life Time Group Holdings Inc.	44,301	1,267
	Perdoceo Education Corp.	36,698	1,249
*	RealReal Inc.	220,135	1,244
	Wolverine World Wide Inc.	71,539	1,220
*	Carnival Corp.	51,184	1,188
*	Hertz Global Holdings Inc.	176,619	1,157
*	IMAX Corp.	41,486	1,155
*	SharkNinja Inc.	12,555	1,154
	Murphy USA Inc.	2,554	1,090
*	Dorman Products Inc.	8,274	1,070
*	Peloton Interactive Inc. Class A	147,009	1,044
	Build-A-Bear Workshop Inc.	20,390	1,041
	Williams-Sonoma Inc.	6,299	1,019
*	Stitch Fix Inc. Class A	223,602	988
*	Cavco Industries Inc.	2,132	924
*	Gambling.com Group Ltd.	75,101	885
	OneSpaWorld Holdings Ltd.	46,379	875
*	Ollie's Bargain Outlet Holdings Inc.	7,459	831
*	ThredUP Inc. Class A	114,305	823
	Interface Inc.	40,526	814
	Texas Roadhouse Inc.	3,830	748
	News Corp. Class B	22,079	722
*	Champion Homes Inc.	10,923	714
*	Eastman Kodak Co.	122,972	698
	Service Corp. International	8,459	660
	Phinia Inc.	14,270	619
	Sonic Automotive Inc. Class A	8,706	609
	Choice Hotels International Inc.	4,632	587
	Yum! Brands Inc.	3,947	568
*	Rivian Automotive Inc. Class A	37,236	541
	National CineMedia Inc.	97,911	534
	Rush Enterprises Inc. Class A	10,214	507
*	Latham Group Inc.	89,234	504
	Wyndham Hotels & Resorts Inc.	5,763	477
*	QuinStreet Inc.	28,853	441
*	Sabre Corp.	158,411	399
	Cheesecake Factory Inc.	7,054	389
	Marcus Corp.	20,881	386
*	Driven Brands Holdings Inc.	21,086	376
*	Global Business Travel Group I	54,540	341
*	Laureate Education Inc.	14,392	324
*	Revolve Group Inc.	15,062	310
*	Boot Barn Holdings Inc.	1,916	307
*	Liquidity Services Inc.	13,029	304
	Kontoor Brands Inc.	3,940	270
*	Liberty Media Corp.-Liberty Formula One Class A	2,953	260
	TJX Cos. Inc.	1,857	236
	HNI Corp.	4,855	226
*	American Public Education Inc.	7,178	211
	Sinclair Inc.	14,760	207
*	Cooper-Standard Holdings Inc.	8,880	205
*	Funko Inc. Class A	42,802	179
	Aramark	3,433	139
			166,168
Consumer Staples (8.0%)
	Philip Morris International Inc.	60,207	10,873
	Altria Group Inc.	143,243	8,682
	McKesson Corp.	11,783	8,478
	Cencora Inc.	18,695	5,445
	Primo Brands Corp.	126,267	4,176
	Pilgrim's Pride Corp.	84,202	4,139
	Kroger Co.	57,552	3,927
	Coca-Cola Co.	52,358	3,775
*	Sprouts Farmers Market Inc.	21,611	3,736
	Fresh Del Monte Produce Inc.	89,253	3,152
	Cal-Maine Foods Inc.	27,378	2,626
	Turning Point Brands Inc.	28,278	2,102

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Monster Beverage Corp.	31,027	1,984
	Kenvue Inc.	80,550	1,923
*	United Natural Foods Inc.	60,533	1,851
	Coca-Cola Consolidated Inc.	15,050	1,726
*	US Foods Holding Corp.	21,035	1,664
	Natural Grocers by Vitamin Cottage Inc.	32,290	1,577
*	Vita Coco Co. Inc.	42,661	1,518
	Casey's General Stores Inc.	3,226	1,412
*	BellRing Brands Inc.	22,194	1,397
	Weis Markets Inc.	17,376	1,317
*	Chefs' Warehouse Inc.	18,362	1,171
*	Honest Co. Inc.	196,994	991
	Ingredion Inc.	5,885	819
	Molson Coors Beverage Co. Class B	15,159	812
*	Vital Farms Inc.	23,128	736
	Albertsons Cos. Inc. Class A	19,453	432
	Universal Corp.	5,371	351
*	Lifeway Foods Inc.	12,822	290
			83,082
Energy (4.4%)
	Williams Cos. Inc.	165,862	10,036
	DTE Midstream LLC	28,233	2,957
	Kinder Morgan Inc.	103,267	2,896
	Cheniere Energy Inc.	11,987	2,841
*	Centrus Energy Corp. Class A	20,671	2,623
	Targa Resources Corp.	16,035	2,532
*	CNX Resources Corp.	74,120	2,393
	ONEOK Inc.	28,930	2,339
	Texas Pacific Land Corp.	1,922	2,141
*	Comstock Resources Inc.	86,872	2,024
	Solaris Energy Infrastructure Inc.	69,051	1,894
	Baker Hughes Co.	45,040	1,669
	Archrock Inc.	65,174	1,623
*	Sable Offshore Corp.	53,159	1,530
	Kodiak Gas Services Inc.	35,877	1,267
	Golar LNG Ltd.	29,703	1,222
*	Hallador Energy Co.	57,140	986
	EQT Corp.	8,591	474
*	NextDecade Corp.	55,973	463
	Antero Midstream Corp.	22,267	418
	Diversified Energy Co. plc	29,581	413
	Select Water Solutions Inc.	42,625	343
	Kinetik Holdings Inc.	4,308	192
	Viper Energy Inc.	4,760	189
			45,465
Financials (19.7%)
	Bank of New York Mellon Corp.	95,143	8,431
	Progressive Corp.	28,536	8,131
	Morgan Stanley	48,382	6,194
	Wells Fargo & Co.	82,103	6,140
	JPMorgan Chase & Co.	18,463	4,874
	W R Berkley Corp.	60,520	4,520
	Brown & Brown Inc.	36,134	4,080
	Apollo Global Management Inc.	29,579	3,866
	Ryan Specialty Holdings Inc.	46,185	3,305
*	Robinhood Markets Inc. Class A	49,186	3,254
*	Dave Inc.	16,035	3,220
	Arthur J Gallagher & Co.	9,206	3,199
	Allstate Corp.	13,673	2,870
	Bank of America Corp.	63,281	2,793
	Aflac Inc.	25,926	2,684
	HCI Group Inc.	15,617	2,636
*	SoFi Technologies Inc.	197,869	2,632
	Unum Group	31,606	2,582
	M&T Bank Corp.	13,873	2,534
	Blackrock Inc.	2,562	2,510
	Huntington Bancshares Inc.	157,108	2,456
	Globe Life Inc.	20,108	2,451
	Axis Capital Holdings Ltd.	23,472	2,436

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Willis Towers Watson plc	7,692	2,435
	Goosehead Insurance Inc. Class A	21,751	2,355
	Interactive Brokers Group Inc. Class A	10,437	2,188
	First Horizon Corp.	104,705	2,082
	Chubb Ltd.	6,984	2,076
	CME Group Inc.	7,170	2,072
	Citizens Financial Group Inc.	50,278	2,029
	Fifth Third Bancorp	52,476	2,004
*	Porch Group Inc.	217,548	1,984
	Virtu Financial Inc. Class A	44,959	1,807
*	Root Inc. Class A	13,399	1,755
	Esquire Financial Holdings Inc.	18,466	1,676
*	Skyward Specialty Insurance Group Inc.	26,224	1,661
	Columbia Banking System Inc.	70,416	1,646
	PNC Financial Services Group Inc.	9,414	1,636
	Old Republic International Corp.	42,652	1,612
	Aon plc Class A (XNYS)	4,224	1,572
*	Palomar Holdings Inc.	8,826	1,513
	Goldman Sachs Group Inc.	2,484	1,491
	Victory Capital Holdings Inc. Class A	23,247	1,442
*	Coastal Financial Corp.	16,260	1,429
	Stock Yards Bancorp Inc.	18,662	1,373
	Glacier Bancorp Inc.	32,913	1,365
	Dime Community Bancshares Inc.	53,186	1,365
	UMB Financial Corp.	13,123	1,353
	CNO Financial Group Inc.	34,857	1,323
	Tradeweb Markets Inc. Class A	9,104	1,315
	Cboe Global Markets Inc.	5,733	1,314
	Houlihan Lokey Inc.	7,077	1,236
	Banner Corp.	19,977	1,232
	Pinnacle Financial Partners Inc.	11,393	1,211
*	Upstart Holdings Inc.	25,663	1,210
	Pathward Financial Inc.	15,227	1,188
*	Enova International Inc.	12,539	1,162
	FB Financial Corp.	26,553	1,159
	Enterprise Financial Services Corp.	21,754	1,152
*	Lemonade Inc.	34,219	1,146
	Regions Financial Corp.	53,289	1,142
	First Financial Bankshares Inc.	32,221	1,136
	Synovus Financial Corp.	23,760	1,136
	Raymond James Financial Inc.	7,724	1,135
	BankUnited Inc.	33,281	1,131
	Wintrust Financial Corp.	9,370	1,119
*	SiriusPoint Ltd.	57,019	1,117
	Cincinnati Financial Corp.	7,380	1,113
	Ameriprise Financial Inc.	2,168	1,104
	GCM Grosvenor Inc. Class A	86,310	1,088
*	Heritage Insurance Holdings Inc.	43,624	1,067
	Amalgamated Financial Corp.	34,625	1,046
	Park National Corp.	6,375	1,036
	AMERISAFE Inc.	21,639	1,027
	Central Pacific Financial Corp.	38,009	1,015
	Horace Mann Educators Corp.	23,380	1,015
*	StoneX Group Inc.	11,874	1,005
	Nasdaq Inc.	11,329	946
	East West Bancorp Inc.	10,275	937
*	Clearwater Analytics Holdings Inc. Class A	40,456	935
	Univest Financial Corp.	31,001	915
	Equitable Holdings Inc.	17,184	908
	Universal Insurance Holdings Inc.	33,079	898
	First BanCorp (XNYS)	44,548	890
	Prosperity Bancshares Inc.	12,598	877
*	Baldwin Insurance Group Inc.	22,704	875
	Cullen / Frost Bankers Inc.	6,837	868
	Independent Bank Corp.	27,514	867
	Primerica Inc.	3,159	855
	Commerce Bancshares Inc.	13,461	848
	BGC Group Inc. Class A	90,651	841
	SLM Corp.	25,784	835
	PJT Partners Inc. Class A	5,528	833

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Bread Financial Holdings Inc.	15,572	798
	Northeast Bank	9,350	784
	Provident Financial Services Inc.	46,682	780
*	Hamilton Insurance Group Ltd. Class B	35,619	775
	Heritage Financial Corp.	33,058	773
[1]	Hingham Institution for Savings	3,133	759
	NBT Bancorp Inc.	18,035	755
	SouthState Corp.	8,110	712
*	Bancorp Inc.	13,914	711
*	Hippo Holdings Inc.	30,123	710
	Jackson Financial Inc. Class A	8,510	697
*	Axos Financial Inc.	9,763	679
*	Metropolitan Bank Holding Corp.	10,278	665
	ServisFirst Bancshares Inc.	8,936	665
	American Coastal Insurance Corp.	61,317	662
	Hamilton Lane Inc. Class A	4,334	646
	Perella Weinberg Partners	36,374	632
	Broadridge Financial Solutions Inc.	2,581	627
	Community Financial System Inc.	10,656	599
	Cohen & Steers Inc.	7,640	587
	Trustmark Corp.	16,741	577
	Ameris Bancorp	9,142	562
	First Citizens BancShares Inc. Class A	286	529
	LPL Financial Holdings Inc.	1,359	526
	P10 Inc. Class A	47,552	516
	Old National Bancorp	24,691	515
	German American Bancorp Inc.	13,177	504
	Hanover Insurance Group Inc.	2,796	492
	National Bank Holdings Corp. Class A	13,532	489
	Employers Holdings Inc.	9,789	476
	Janus Henderson Group plc	12,596	458
	Banco Latinoamericano de Comercio Exterior SA	10,552	433
	Fidelity National Financial Inc.	7,647	419
	Nicolet Bankshares Inc.	3,259	400
	Preferred Bank	4,521	378
	CNA Financial Corp.	7,717	370
	Towne Bank	10,547	364
	StepStone Group Inc. Class A	6,235	361
	Independent Bank Corp. (XNGS)	5,818	358
	Acadian Asset Management Inc.	11,543	348
	Veritex Holdings Inc.	13,550	328
	Hancock Whitney Corp.	5,908	323
*	Bowhead Specialty Holdings Inc.	8,105	302
	Community Trust Bancorp Inc.	5,720	292
	City Holding Co.	2,449	289
	Camden National Corp.	7,280	286
	QCR Holdings Inc.	4,067	274
	State Street Corp.	2,628	253
	International Bancshares Corp.	3,588	225
	OFG Bancorp	4,977	205
	Old Second Bancorp Inc.	12,044	199
			204,994
Health Care (15.8%)
	Gilead Sciences Inc.	90,484	9,960
*	Boston Scientific Corp.	85,865	9,038
	Bristol-Myers Squibb Co.	146,169	7,057
	Abbott Laboratories	50,996	6,812
*	Intuitive Surgical Inc.	11,640	6,429
	Royalty Pharma plc Class A	121,872	4,007
	Quest Diagnostics Inc.	22,041	3,821
*	Natera Inc.	21,306	3,361
	Cardinal Health Inc.	21,112	3,261
*	Hims & Hers Health Inc.	56,125	3,174
*	Exelixis Inc.	71,881	3,094
*	Insulet Corp.	8,586	2,791
*	Alignment Healthcare Inc.	180,508	2,774
*	Alnylam Pharmaceuticals Inc.	8,777	2,673
*	Alkermes plc	79,868	2,445
*	Corcept Therapeutics Inc.	30,347	2,354

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Insmed Inc.	32,224	2,247
*	Prestige Consumer Healthcare Inc.	25,634	2,196
*	CorMedix Inc.	159,262	1,933
*	Doximity Inc. Class A	36,663	1,910
*	Xeris Biopharma Holdings Inc.	384,522	1,900
*	Madrigal Pharmaceuticals Inc.	6,897	1,898
*	Trevi Therapeutics Inc.	272,032	1,771
*	Travere Therapeutics Inc.	117,580	1,766
*	Protagonist Therapeutics Inc.	36,420	1,729
*	United Therapeutics Corp.	5,416	1,727
*	PTC Therapeutics Inc.	35,349	1,715
*	DaVita Inc.	12,484	1,701
	Encompass Health Corp.	13,921	1,683
*	Mirum Pharmaceuticals Inc.	35,365	1,572
	Phibro Animal Health Corp. Class A	63,966	1,562
*	Axsome Therapeutics Inc.	14,528	1,528
*	Innoviva Inc.	78,057	1,528
*	Pediatrix Medical Group Inc.	107,368	1,519
*	Adaptive Biotechnologies Corp.	157,297	1,497
*	Akero Therapeutics Inc.	29,979	1,488
*	TG Therapeutics Inc.	42,210	1,482
	ResMed Inc.	5,657	1,385
*	Masimo Corp.	8,112	1,318
*	Merit Medical Systems Inc.	13,815	1,313
*	Globus Medical Inc. Class A	21,484	1,271
*	Aurinia Pharmaceuticals Inc.	154,940	1,215
*	Halozyme Therapeutics Inc.	21,603	1,211
*	AngioDynamics Inc.	118,035	1,204
*	Tenet Healthcare Corp.	7,097	1,198
*	Catalyst Pharmaceuticals Inc.	46,992	1,173
*	AtriCure Inc.	32,954	1,139
*	BioCryst Pharmaceuticals Inc.	103,763	1,115
*	BrightSpring Health Services Inc.	45,518	1,084
*,1	Semler Scientific Inc.	26,803	1,072
*	Arcutis Biotherapeutics Inc.	81,510	1,063
*,1	Capricor Therapeutics Inc.	107,397	1,062
*	Guardant Health Inc.	26,118	1,061
*	ADMA Biologics Inc.	53,219	1,056
*	Scholar Rock Holding Corp.	35,525	1,031
*,1	Pulse Biosciences Inc.	58,766	1,017
*	Rhythm Pharmaceuticals Inc.	15,819	970
*	Tarsus Pharmaceuticals Inc.	22,522	967
*,1	Anavex Life Sciences Corp.	127,124	957
*	HealthEquity Inc.	9,359	942
*	GeneDx Holdings Corp.	13,090	932
*	Jazz Pharmaceuticals plc	8,469	915
*	Omnicell Inc.	29,794	905
	Premier Inc. Class A	39,400	905
*	ICU Medical Inc.	6,605	891
*,1	Summit Therapeutics Inc. (XNMS)	47,934	873
*	Replimune Group Inc.	95,178	855
*	Solventum Corp.	11,599	848
*	Niagen Bioscience Inc.	72,920	789
*	Lantheus Holdings Inc.	10,426	788
*,1	Quantum-Si Inc.	468,712	787
	LeMaitre Vascular Inc.	8,570	704
*	CorVel Corp.	5,946	662
*	Artivion Inc.	21,968	650
*	Harrow Inc.	23,040	648
*	Soleno Therapeutics Inc.	8,826	647
*	Axogen Inc.	58,462	637
	Labcorp Holdings Inc.	2,556	636
*	OPKO Health Inc.	460,098	626
*	Veracyte Inc.	23,516	626
*	Rigel Pharmaceuticals Inc.	32,075	616
*	Ligand Pharmaceuticals Inc.	5,842	597
	Embecta Corp.	55,890	589
*	Warby Parker Inc. Class A	27,233	577
*	Verastem Inc.	75,640	569
*	LENZ Therapeutics Inc.	19,384	566

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Pennant Group Inc.	19,678	565
*	Zevra Therapeutics Inc.	64,161	549
*	Amneal Pharmaceuticals Inc.	74,861	548
*	Revolution Medicines Inc.	13,576	535
*	PROCEPT BioRobotics Corp.	8,581	498
*	Dynavax Technologies Corp.	48,797	478
*	Akebia Therapeutics Inc.	154,070	467
*	Novocure Ltd.	23,335	446
*,1	Cardiff Oncology Inc.	129,519	442
*,1	Omeros Corp.	137,709	425
*	ArriVent Biopharma Inc.	19,665	418
*	Supernus Pharmaceuticals Inc.	12,830	407
*	Integer Holdings Corp.	3,245	385
*	WaVe Life Sciences Ltd.	63,469	381
*	Disc Medicine Inc.	8,091	378
*	BioLife Solutions Inc.	16,918	370
*	Inogen Inc.	55,352	356
*	ANI Pharmaceuticals Inc.	5,683	334
*	Zymeworks Inc.	28,196	322
*	Pacira BioSciences Inc.	11,120	287
*	Aldeyra Therapeutics Inc.	130,677	281
	AbbVie Inc.	1,463	272
*	Bridgebio Pharma Inc.	7,659	262
	iRadimed Corp.	4,292	248
*,1	Candel Therapeutics Inc.	41,679	227
			163,946
Industrials (15.4%)
	3M Co.	63,742	9,456
	GE Vernova Inc.	18,763	8,874
	General Electric Co.	30,687	7,546
*	Fiserv Inc.	29,648	4,826
	Capital One Financial Corp.	24,413	4,618
	American Express Co.	14,072	4,138
	Verisk Analytics Inc.	13,134	4,126
	Automatic Data Processing Inc.	11,998	3,906
*	Rocket Lab Corp.	139,356	3,733
*	Sezzle Inc.	30,694	3,275
	Cintas Corp.	14,140	3,203
	Argan Inc.	14,335	3,015
	Armstrong World Industries Inc.	19,191	2,987
*	Aurora Innovation Inc.	434,501	2,633
*	ExlService Holdings Inc.	53,917	2,480
	Visa Inc. Class A	6,658	2,431
	HEICO Corp.	8,013	2,401
	CRH plc	26,107	2,380
	Johnson Controls International plc	23,167	2,348
*	Affirm Holdings Inc.	44,485	2,309
*	IES Holdings Inc.	8,674	2,252
	Genpact Ltd.	48,946	2,107
	Howmet Aerospace Inc.	11,847	2,013
	Allison Transmission Holdings Inc.	19,202	1,988
*,1	Redwire Corp.	137,176	1,963
*,1	CompoSecure Inc. Class A	142,549	1,954
*	Limbach Holdings Inc.	14,953	1,917
*	Byrna Technologies Inc.	70,991	1,893
*	Axon Enterprise Inc.	2,490	1,868
	RTX Corp.	13,200	1,802
	REV Group Inc.	46,647	1,749
	Westinghouse Air Brake Technologies Corp.	8,512	1,722
*	ACI Worldwide Inc.	36,380	1,683
*	Planet Labs PBC	417,480	1,603
	Crane Co.	9,255	1,586
*	Huron Consulting Group Inc.	10,901	1,557
*	Amprius Technologies Inc.	539,859	1,452
*	Knife River Corp.	14,405	1,355
	CH Robinson Worldwide Inc.	13,618	1,307
*	DXP Enterprises Inc.	15,304	1,265
*	Archer Aviation Inc. Class A	123,217	1,243
*	Kratos Defense & Security Solutions Inc.	32,900	1,214

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Packaging Corp. of America	6,273	1,212
	Mueller Water Products Inc. Class A	47,731	1,171
*	Bloom Energy Corp. Class A	62,354	1,152
	Leonardo DRS Inc.	27,224	1,152
	Belden Inc.	10,825	1,150
*	Intuitive Machines Inc.	99,471	1,135
*	Joby Aviation Inc.	144,350	1,129
	Pitney Bowes Inc.	109,335	1,126
*	Evolv Technologies Holdings Inc.	204,864	1,119
	VSE Corp.	8,344	1,085
	AZZ Inc.	11,881	1,077
*	Tutor Perini Corp.	25,649	946
	Ryder System Inc.	6,418	944
	Pentair plc	9,520	944
	Willis Lease Finance Corp.	7,012	942
	Louisiana-Pacific Corp.	10,385	935
*	BrightView Holdings Inc.	58,988	919
	Matson Inc.	7,878	889
	Esab Corp.	7,107	874
	Deere & Co.	1,720	871
*	Mirion Technologies Inc.	45,414	867
	Granite Construction Inc.	9,678	866
	Acuity Inc.	3,215	836
	Cummins Inc.	2,538	816
	CSW Industrials Inc.	2,648	810
	CRA International Inc.	4,220	802
*	Construction Partners Inc. Class A	7,644	800
	Primoris Services Corp.	10,955	790
	Atmus Filtration Technologies Inc.	21,423	772
	Valmont Industries Inc.	2,238	712
	Lennox International Inc.	1,252	707
*	Corpay Inc.	2,132	693
*	CoreCivic Inc.	31,266	687
	Tecnoglass Inc.	7,854	673
	UniFirst Corp.	3,513	662
*	Gates Industrial Corp. plc	30,152	638
	Bel Fuse Inc. Class B	7,831	578
	Applied Industrial Technologies Inc.	2,535	574
*	Willdan Group Inc.	10,562	571
	Enerpac Tool Group Corp.	13,037	559
*	IBEX Holdings Ltd.	18,328	528
	United States Lime & Minerals Inc.	4,983	512
*	Mercury Systems Inc.	9,695	477
	Schneider National Inc. Class B	18,842	437
*	Fair Isaac Corp.	241	416
	Heidrick & Struggles International Inc.	9,279	405
	Mesa Laboratories Inc.	3,937	396
	Trinity Industries Inc.	15,272	393
*	Upwork Inc.	24,921	386
*	BlackSky Technology Inc.	32,486	363
*	Payoneer Global Inc.	47,960	327
	Trane Technologies plc	638	274
*	OSI Systems Inc.	1,219	267
*	Graham Corp.	6,657	262
*	Cantaloupe Inc.	30,536	256
*	Vicor Corp.	5,662	247
*,1	PureCycle Technologies Inc.	24,481	233
	Barrett Business Services Inc.	5,229	216
*	Remitly Global Inc.	9,815	210
*,1	Spire Global Inc.	19,441	202
	Greenbrier Cos. Inc.	2,306	104
			160,274
Real Estate (0.7%)
*	Jones Lang LaSalle Inc.	7,210	1,606
*	Compass Inc. Class A	240,290	1,420
*	CBRE Group Inc. Class A	10,091	1,262
*	GEO Group Inc.	43,099	1,170
	Newmark Group Inc. Class A	83,239	916
*	Zillow Group Inc. Class C	13,446	902

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Zillow Group Inc. Class A	5,040	333
			7,609
Technology (13.2%)
*	Palantir Technologies Inc. Class A	98,765	13,015
*	Fortinet Inc.	91,502	9,313
*	DoorDash Inc. Class A	41,538	8,667
*	AppLovin Corp. Class A	21,613	8,494
	Broadcom Inc.	32,916	7,968
	Meta Platforms Inc. Class A	8,351	5,407
	International Business Machines Corp.	19,612	5,081
*	Commvault Systems Inc.	17,381	3,183
*	GoDaddy Inc. Class A	16,008	2,916
*	MicroStrategy Inc. Class A	6,986	2,578
*	Twilio Inc. Class A	21,882	2,575
*,1	D-Wave Quantum Inc.	155,637	2,542
	VeriSign Inc.	8,731	2,379
*	Q2 Holdings Inc.	26,142	2,288
*	Toast Inc. Class A	52,345	2,208
*	Cloudflare Inc. Class A	13,041	2,163
*	Credo Technology Group Holding Ltd.	35,322	2,153
*	Grindr Inc.	84,946	2,074
*	F5 Inc.	7,007	2,000
*	Guidewire Software Inc.	9,251	1,989
*	Kyndryl Holdings Inc.	50,044	1,954
*	Innodata Inc.	48,776	1,925
*	AvePoint Inc.	98,359	1,834
*	Xometry Inc. Class A	54,979	1,823
*	Aeva Technologies Inc.	93,763	1,713
*	Docusign Inc.	18,985	1,682
	Corning Inc.	33,859	1,679
*	NextNav Inc.	131,623	1,652
*,1	SoundHound AI Inc. Class A	162,439	1,642
*,1	BigBear.ai Holdings Inc.	380,824	1,584
*	Tyler Technologies Inc.	2,691	1,553
*	Vertex Inc. Class A	38,369	1,518
*,1	Rigetti Computing Inc.	121,128	1,467
*	Intapp Inc.	26,214	1,445
*	Digital Turbine Inc.	286,981	1,355
	A10 Networks Inc.	77,845	1,344
*	IonQ Inc.	32,547	1,313
*	Viant Technology Inc. Class A	91,175	1,257
	OneSpan Inc.	73,947	1,178
	Pegasystems Inc.	11,107	1,090
*	Asana Inc. Class A	58,943	1,056
*	Cerence Inc.	117,015	996
*	Olo Inc. Class A	113,379	988
*	Box Inc. Class A	24,916	942
*	Hut 8 Corp.	55,996	855
*	Cargurus Inc.	26,938	844
*	Groupon Inc.	28,283	824
*	Maplebear Inc.	17,801	813
*	Atlassian Corp. Ltd. Class A	3,802	789
*	Sanmina Corp.	9,083	769
*	PAR Technology Corp.	11,320	742
*	Weave Communications Inc.	73,177	706
	CSG Systems International Inc.	9,045	598
*	Plexus Corp.	4,295	564
*	Schrodinger Inc.	24,256	524
*	Consensus Cloud Solutions Inc.	23,496	516
	Climb Global Solutions Inc.	4,580	505
*	Zoom Communications Inc.	5,874	477
*	CEVA Inc.	24,073	452
*	AudioEye Inc.	36,625	448
*	Daktronics Inc.	25,188	374
*	Alkami Technology Inc.	12,946	371
*	TTM Technologies Inc.	12,394	370
	Clear Secure Inc. Class A	14,313	354
*	Vimeo Inc.	80,897	353
*	Unity Software Inc.	9,292	242

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Dropbox Inc. Class A	8,269	239
*	Nutanix Inc. Class A	2,911	223
*	SEMrush Holdings Inc. Class A	21,255	209
	Red Violet Inc.	4,054	197
			137,341
Telecommunications (4.4%)
	AT&T Inc.	340,725	9,472
	T-Mobile US Inc.	37,622	9,112
	Cisco Systems Inc.	46,976	2,961
	Motorola Solutions Inc.	6,932	2,879
	Ubiquiti Inc.	5,754	2,274
	Verizon Communications Inc.	50,387	2,215
*	CommScope Holding Co. Inc.	302,687	1,828
*	NETGEAR Inc.	56,319	1,652
	InterDigital Inc.	7,503	1,630
*	Ciena Corp.	19,492	1,561
*	fuboTV Inc.	388,389	1,422
*,1	AST SpaceMobile Inc.	57,878	1,335
*	Liberty Broadband Corp. Class C	13,887	1,303
*	ADTRAN Holdings Inc.	161,408	1,296
	Telephone & Data Systems Inc.	31,746	1,091
*	Liberty Global Ltd. Class A	93,342	899
	IDT Corp. Class B	14,499	893
*	EchoStar Corp. Class A	47,311	839
*	Lumen Technologies Inc.	196,073	769
*	Powerfleet Inc. NJ	142,213	647
			46,078
Utilities (0.7%)
*	NuScale Power Corp.	71,569	2,289
	Republic Services Inc.	5,253	1,352
	Aris Water Solutions Inc. Class A	60,655	1,337
*,1	NANO Nuclear Energy Inc.	44,206	1,332
	Excelerate Energy Inc. Class A	25,487	717
			7,027
Total Common Stocks (Cost $904,753)			1,036,844
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.342% (Cost $20,678)	206,797	20,677
Total Investments (101.7%) (Cost $925,431)			1,057,521
Other Assets and Liabilities—Net (-1.7%)			(17,656)
Net Assets (100%)			1,039,865
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,025.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $18,466 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	5	1,479	86
Micro E-mini S&P 500 Index	June 2025	20	592	12
				98

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $904,753)	1,036,844
Affiliated Issuers (Cost $20,678)	20,677
Total Investments in Securities	1,057,521
Investment in Vanguard	26
Cash Collateral Pledged—Futures Contracts	156
Receivables for Investment Securities Sold	1,169
Receivables for Accrued Income	562
Receivables for Capital Shares Issued	4,110
Total Assets	1,063,544
Liabilities
Due to Custodian	1,168
Payables for Investment Securities Purchased	3,985
Collateral for Securities on Loan	18,466
Payables to Vanguard	58
Variation Margin Payable—Futures Contracts	2
Total Liabilities	23,679
Net Assets	1,039,865
1 Includes $17,025 of securities on loan.
At May 31, 2025, net assets consisted of:

Paid-in Capital	964,092
Total Distributable Earnings (Loss)	75,773
Net Assets	1,039,865

Net Assets
Applicable to 6,325,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,039,865
Net Asset Value Per Share	$164.41

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Dividends[1]	5,425
Interest[2]	44
Securities Lending—Net	338
Total Income	5,807
Expenses
The Vanguard Group—Note B
Investment Advisory Services	159
Management and Administrative	380
Marketing and Distribution	25
Shareholders’ Reports and Proxy Fees	50
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	621
Net Investment Income	5,186
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(12,334)
Futures Contracts	(95)
Realized Net Gain (Loss)	(12,429)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(68,038)
Futures Contracts	25
Change in Unrealized Appreciation (Depreciation)	(68,013)
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,256)
1	Dividends are net of foreign withholding taxes of $6.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $34, less than $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $30,483 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,186	4,766
Realized Net Gain (Loss)	(12,429)	43,589
Change in Unrealized Appreciation (Depreciation)	(68,013)	159,709
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,256)	208,064
Distributions
Total Distributions	(4,297)	(3,896)
Capital Share Transactions
Issued	279,030	527,176
Issued in Lieu of Cash Distributions	—	—
Redeemed	(78,860)	(145,933)
Net Increase (Decrease) from Capital Share Transactions	200,170	381,243
Total Increase (Decrease)	120,617	585,411
Net Assets
Beginning of Period	919,248	333,837
End of Period	1,039,865	919,248

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$178.15	$120.30	$121.83	$132.12	$106.33	$85.18
Investment Operations
Net Investment Income[1]	.875	1.301	1.232	2.072	1.227	.552
Net Realized and Unrealized Gain (Loss) on Investments	(13.860)	57.668	(1.405)	(10.460)	25.325	21.279
Total from Investment Operations	(12.985)	58.969	(.173)	(8.388)	26.552	21.831
Distributions
Dividends from Net Investment Income	(.755)	(1.119)	(1.357)	(1.902)	(.762)	(.681)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.755)	(1.119)	(1.357)	(1.902)	(.762)	(.681)
Net Asset Value, End of Period	$164.41	$178.15	$120.30	$121.83	$132.12	$106.33
Total Return	-7.29%	49.23%	-0.06%	-6.27%	25.01%	25.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,040	$919	$334	$284	$191	$58
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%[2]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.05%	0.86%	1.07%	1.76%	0.95%	0.62%
Portfolio Turnover Rate[3]	47%	77%	73%	88%	103%	115%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Notes to Financial Statements
Vanguard U.S. Momentum Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Momentum Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $26,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	927,950
Gross Unrealized Appreciation	164,752
Gross Unrealized Depreciation	(35,083)
Net Unrealized Appreciation (Depreciation)	129,669
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $43,949,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2025, the fund purchased $708,099,000 of investment securities and sold $457,815,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $27,759,000 and $77,557,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $16,087,000 and sales were $19,688,000, resulting in net realized loss of $2,585,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	Shares (000)	Shares (000)
Issued	1,685	3,345
Issued in Lieu of Cash Distributions	—	—
Redeemed	(520)	(960)
Net Increase (Decrease) in Shares Outstanding	1,165	2,385

U.S. Momentum Factor ETF
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2025, one shareholder was the record or beneficial owner of 39% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

U.S. Multifactor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.7%)
	Newmont Corp. (XNYS)	32,258	1,701
	Mueller Industries Inc.	15,183	1,182
	UFP Industries Inc.	8,300	810
	Commercial Metals Co.	7,748	361
	Reliance Inc.	1,078	316
	Cabot Corp.	4,138	309
	Sylvamo Corp.	5,330	282
	CF Industries Holdings Inc.	2,600	236
	Carpenter Technology Corp.	1,001	235
	Royal Gold Inc.	1,040	185
	AdvanSix Inc.	6,807	160
	Worthington Steel Inc.	5,774	144
			5,921
Consumer Discretionary (16.8%)
*	Spotify Technology SA	4,256	2,831
	Walmart Inc.	27,756	2,740
	Booking Holdings Inc.	426	2,351
*	AutoZone Inc.	566	2,113
	Costco Wholesale Corp.	1,724	1,793
	Target Corp.	17,318	1,628
	Expedia Group Inc.	6,880	1,147
*	Netflix Inc.	886	1,070
	TJX Cos. Inc.	8,075	1,025
	Dollar General Corp.	10,353	1,007
	PulteGroup Inc.	10,158	996
	General Motors Co.	19,778	981
	Perdoceo Education Corp.	28,388	966
*	United Airlines Holdings Inc.	11,666	927
	Ralph Lauren Corp.	3,250	900
*	Carnival Corp.	38,097	885
*	Mattel Inc.	46,451	880
	H&R Block Inc.	15,418	878
*	G-III Apparel Group Ltd.	29,290	851
	Nexstar Media Group Inc.	4,893	834
	Dana Inc.	49,222	819
	Kontoor Brands Inc.	11,884	815
*	American Airlines Group Inc.	70,370	803
	Steelcase Inc. Class A	69,601	718
*	Amazon.com Inc.	3,492	716
	Gap Inc.	31,472	702
	Fox Corp. Class B	13,857	697
	Fox Corp. Class A	12,556	690
	PVH Corp.	8,048	674
	Delta Air Lines Inc.	13,456	651
*	BJ's Wholesale Club Holdings Inc.	5,716	647
	Electronic Arts Inc.	4,443	639
	Hasbro Inc.	9,489	633
*	Crocs Inc.	5,932	605
	eBay Inc.	8,274	605
	Macy's Inc.	49,305	586
	Travel & Leisure Co.	11,984	582
	Lowe's Cos. Inc.	2,516	568
	Interface Inc.	27,616	555
*	Universal Technical Institute Inc.	15,625	555
	News Corp. Class B	16,622	544
	Sonic Automotive Inc. Class A	7,780	544
	Academy Sports & Outdoors Inc.	12,403	507
	Tapestry Inc.	6,416	504
	John Wiley & Sons Inc. Class A	12,842	502

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Dorman Products Inc.	3,800	491
*	Hanesbrands Inc.	93,969	465
	Best Buy Co. Inc.	6,960	461
*	Under Armour Inc. Class C	71,410	450
	Ethan Allen Interiors Inc.	16,712	437
	TEGNA Inc.	25,854	432
*	Under Armour Inc. Class A	63,540	426
	La-Z-Boy Inc.	9,967	418
*	Alaska Air Group Inc.	8,184	417
	Boyd Gaming Corp.	5,441	408
*	O'Reilly Automotive Inc.	290	397
	Monarch Casino & Resort Inc.	4,675	391
	Phinia Inc.	8,877	385
*	Brinker International Inc.	2,087	360
	Dillard's Inc. Class A	873	346
	Murphy USA Inc.	807	344
	Dick's Sporting Goods Inc.	1,844	331
*	Grand Canyon Education Inc.	1,605	318
	Newell Brands Inc.	59,084	313
	Columbia Sportswear Co.	4,834	308
*	Central Garden & Pet Co. Class A	9,584	306
*	Dollar Tree Inc.	3,334	301
	HNI Corp.	6,390	297
*	Cars.com Inc.	28,383	291
	Signet Jewelers Ltd.	4,181	278
	Playtika Holding Corp.	57,937	275
	Group 1 Automotive Inc.	628	266
	PriceSmart Inc.	2,451	265
*	NVR Inc.	37	263
*	M/I Homes Inc.	2,417	258
*	Tri Pointe Homes Inc.	8,713	257
*	Central Garden & Pet Co.	6,825	246
*	Sally Beauty Holdings Inc.	28,212	246
*	SharkNinja Inc.	2,638	243
	Marcus Corp.	11,992	222
*	United Parks & Resorts Inc.	4,890	219
*	SkyWest Inc.	2,161	219
*	QuinStreet Inc.	14,296	218
*	Stagwell Inc.	48,174	215
	Build-A-Bear Workshop Inc.	4,187	214
*	Global Business Travel Group I	29,792	186
	Garmin Ltd.	889	180
*	Thryv Holdings Inc.	13,471	179
	Upbound Group Inc.	7,748	178
	Williams-Sonoma Inc.	1,095	177
*	Liquidity Services Inc.	7,467	175
*	Malibu Boats Inc. Class A	5,817	175
	BorgWarner Inc. (XNYS)	4,975	165
	Standard Motor Products Inc.	5,448	165
	New York Times Co. Class A	2,722	155
*	Gambling.com Group Ltd.	13,065	154
*	Laureate Education Inc.	5,920	133
	American Eagle Outfitters Inc.	11,402	125
	Buckle Inc.	2,911	124
*	Cavco Industries Inc.	278	121
	LCI Industries	1,305	114
	Carriage Services Inc.	2,600	113
*	Deckers Outdoor Corp.	756	80
	Strategic Education Inc.	870	79
*	Adtalem Global Education Inc.	590	78
*	Warner Bros Discovery Inc.	7,643	76
*	Live Nation Entertainment Inc.	520	71
*	ODP Corp.	3,875	64
			58,728
Consumer Staples (10.0%)
	Philip Morris International Inc.	22,855	4,127
	Altria Group Inc.	57,235	3,469
	McKesson Corp.	3,767	2,710
	Kimberly-Clark Corp.	17,090	2,457

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Kroger Co.	23,045	1,572
	CVS Health Corp.	24,330	1,558
	Cencora Inc.	5,157	1,502
	PepsiCo Inc.	8,601	1,131
	Ingredion Inc.	7,634	1,062
	Fresh Del Monte Produce Inc.	29,381	1,038
	Colgate-Palmolive Co.	10,823	1,006
	Albertsons Cos. Inc. Class A	44,445	988
	Weis Markets Inc.	12,455	944
*	US Foods Holding Corp.	10,857	859
	Sysco Corp.	10,871	793
	Flowers Foods Inc.	46,561	787
	Ingles Markets Inc. Class A	12,498	779
	Pilgrim's Pride Corp.	15,311	753
	SpartanNash Co.	35,116	683
	Kenvue Inc.	28,301	675
	Molson Coors Beverage Co. Class B	12,360	662
	Cal-Maine Foods Inc.	6,232	598
	Coca-Cola Consolidated Inc.	5,100	585
*	Performance Food Group Co.	5,517	494
	Dole plc	33,885	480
*	Monster Beverage Corp.	7,283	466
	Turning Point Brands Inc.	5,920	440
	Energizer Holdings Inc.	16,173	377
*	Post Holdings Inc.	2,976	329
	Clorox Co.	2,407	317
	ACCO Brands Corp.	76,236	274
	Casey's General Stores Inc.	586	256
	J M Smucker Co.	2,084	235
*	Sprouts Farmers Market Inc.	1,217	210
	Calavo Growers Inc.	6,307	174
*	Medifast Inc.	6,368	90
			34,880
Energy (2.9%)
	EOG Resources Inc.	22,437	2,436
	TechnipFMC plc	33,777	1,052
*	CNX Resources Corp.	28,302	913
	Baker Hughes Co.	16,412	608
	Magnolia Oil & Gas Corp. Class A	27,881	599
*	MRC Global Inc.	39,739	493
*	Gulfport Energy Corp.	2,544	487
	SunCoke Energy Inc.	55,486	452
	RPC Inc.	91,045	404
*	DNOW Inc.	26,467	382
	World Kinect Corp.	13,068	358
	Texas Pacific Land Corp.	316	352
	Vitesse Energy Inc.	14,769	309
*	ProPetro Holding Corp.	51,280	277
	Patterson-UTI Energy Inc.	42,001	232
	Granite Ridge Resources Inc.	40,737	229
*	NPK International Inc.	20,749	168
	Select Water Solutions Inc.	11,520	93
	Berry Corp.	27,868	67
			9,911
Financials (28.6%)
	Wells Fargo & Co.	48,691	3,641
	Bank of New York Mellon Corp.	40,248	3,566
	Aflac Inc.	25,839	2,675
	JPMorgan Chase & Co.	10,070	2,658
	Ameriprise Financial Inc.	4,901	2,496
	Progressive Corp.	7,176	2,045
	Goldman Sachs Group Inc.	3,350	2,012
	MetLife Inc.	25,450	2,000
	Hartford Insurance Group Inc.	13,681	1,776
	Popular Inc.	15,074	1,561
	Morgan Stanley	11,668	1,494
	MGIC Investment Corp.	54,840	1,451
	Old Republic International Corp.	37,592	1,421
	East West Bancorp Inc.	15,453	1,409

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	OneMain Holdings Inc.	26,915	1,395
	First BanCorp (XNYS)	69,056	1,380
	Citizens Financial Group Inc.	33,635	1,357
	Bank of America Corp.	30,316	1,338
	American International Group Inc.	15,679	1,327
	W R Berkley Corp.	17,001	1,270
	OFG Bancorp	30,829	1,268
	SLM Corp.	36,883	1,194
	Cboe Global Markets Inc.	4,931	1,130
	CNO Financial Group Inc.	29,572	1,123
	Amalgamated Financial Corp.	36,962	1,117
	Commerce Bancshares Inc.	17,707	1,116
	Aon plc Class A (XNYS)	2,873	1,069
	International Bancshares Corp.	16,982	1,064
	Synovus Financial Corp.	21,852	1,045
	Pathward Financial Inc.	13,266	1,035
	Fifth Third Bancorp	26,841	1,025
	Employers Holdings Inc.	21,016	1,023
	Bank of NT Butterfield & Son Ltd.	24,094	1,016
*	SiriusPoint Ltd.	49,802	976
	Moody's Corp.	2,004	961
	Affiliated Managers Group Inc.	5,271	928
	Jackson Financial Inc. Class A	11,323	927
*	NMI Holdings Inc.	22,358	888
	PNC Financial Services Group Inc.	4,818	837
	1st Source Corp.	13,809	836
	Unum Group	10,231	836
	Primerica Inc.	3,078	833
	Enact Holdings Inc.	23,434	830
	Central Pacific Financial Corp.	30,651	818
	Globe Life Inc.	6,566	800
	Axis Capital Holdings Ltd.	7,593	788
	RenaissanceRe Holdings Ltd.	3,105	774
	Preferred Bank	9,224	771
	Willis Towers Watson plc	2,385	755
	State Street Corp.	7,593	731
	WSFS Financial Corp.	13,674	723
*	Markel Group Inc.	360	699
	Banco Latinoamericano de Comercio Exterior SA	16,738	687
	First Commonwealth Financial Corp.	42,676	667
	Hanmi Financial Corp.	29,085	667
	Cathay General Bancorp	15,476	663
	Independent Bank Corp. (XNGS)	10,598	652
	Corebridge Financial Inc.	19,754	644
	Acadian Asset Management Inc.	21,267	640
*	Genworth Financial Inc.	90,653	639
	Fidelity National Financial Inc.	11,119	609
	Radian Group Inc.	17,776	607
	Victory Capital Holdings Inc. Class A	9,707	602
*	Enova International Inc.	6,453	598
	Equitable Holdings Inc.	11,015	582
	Enterprise Financial Services Corp.	10,661	564
	Universal Insurance Holdings Inc.	20,446	555
	Northeast Bank	6,580	552
	Assured Guaranty Ltd.	6,500	550
	Banc of California Inc.	39,884	547
	BOK Financial Corp.	5,475	517
	Fidelis Insurance Holdings Ltd.	29,093	509
*	Texas Capital Bancshares Inc.	6,987	501
	ConnectOne Bancorp Inc.	21,474	493
	Regions Financial Corp.	22,854	490
	Univest Financial Corp.	16,549	489
	First Merchants Corp.	12,805	483
	Northern Trust Corp.	4,497	480
	Mercury General Corp.	7,345	474
	BGC Group Inc. Class A	50,871	472
	City Holding Co.	3,902	460
	LPL Financial Holdings Inc.	1,189	460
	Heritage Financial Corp.	19,607	458
	Community Financial System Inc.	7,924	446

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Raymond James Financial Inc.	2,972	437
	Ameris Bancorp	6,642	408
	S&T Bancorp Inc.	11,050	405
	Westamerica BanCorp	8,246	396
	SEI Investments Co.	4,600	392
	Veritex Holdings Inc.	15,844	383
	Hancock Whitney Corp.	6,974	381
*	Bancorp Inc.	7,325	374
	Tompkins Financial Corp.	5,887	361
	Peapack-Gladstone Financial Corp.	13,137	360
	WisdomTree Inc.	36,217	342
	Capitol Federal Financial Inc.	58,396	333
	Assurant Inc.	1,617	328
	OceanFirst Financial Corp.	19,526	328
	Interactive Brokers Group Inc. Class A	1,511	317
	First Interstate BancSystem Inc. Class A	11,551	314
	Independent Bank Corp.	9,924	313
	Kemper Corp.	4,858	310
	Janus Henderson Group plc	8,520	310
	Towne Bank	8,397	290
	TriCo Bancshares	7,214	288
	Northfield Bancorp Inc.	24,515	286
	Southside Bancshares Inc.	9,657	272
	Old Second Bancorp Inc.	16,263	269
	QCR Holdings Inc.	3,872	261
	PJT Partners Inc. Class A	1,646	248
*	Coastal Financial Corp.	2,815	247
	Navient Corp.	17,279	232
	FB Financial Corp.	5,153	225
	Stock Yards Bancorp Inc.	2,948	217
	Travelers Cos. Inc.	784	216
	First Horizon Corp.	10,616	211
	Community Trust Bancorp Inc.	4,084	208
	M&T Bank Corp.	1,059	193
	CNA Financial Corp.	4,009	192
	Voya Financial Inc.	2,889	192
	AMERISAFE Inc.	3,946	187
	NBT Bancorp Inc.	4,278	179
	Diamond Hill Investment Group Inc.	1,230	174
	Citigroup Inc.	2,274	171
*	StoneX Group Inc.	1,980	168
	TrustCo Bank Corp. NY	4,981	155
	Northwest Bancshares Inc.	12,520	154
	Park National Corp.	939	153
	Peoples Bancorp Inc.	5,143	151
	Mercantile Bank Corp.	3,232	143
	Jefferies Financial Group Inc.	2,842	138
	Esquire Financial Holdings Inc.	1,504	136
	Investors Title Co.	537	126
	First Hawaiian Inc.	5,009	120
	Horace Mann Educators Corp.	2,754	120
*	Brighthouse Financial Inc.	1,880	112
	Virtu Financial Inc. Class A	2,771	111
	Hingham Institution for Savings	437	106
	Stellar Bancorp Inc.	3,400	92
	Trustmark Corp.	2,582	89
	Byline Bancorp Inc.	3,119	81
	BancFirst Corp.	640	79
	United Fire Group Inc.	2,640	75
	Cullen / Frost Bankers Inc.	534	68
	Banner Corp.	1,066	66
			99,958
Health Care (13.1%)
	Gilead Sciences Inc.	30,061	3,309
	Bristol-Myers Squibb Co.	56,512	2,728
	Johnson & Johnson	14,518	2,253
	HCA Healthcare Inc.	4,926	1,879
	Medtronic plc	18,089	1,501
	Cigna Group	4,485	1,420

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	AbbVie Inc.	7,581	1,411
*	Incyte Corp.	15,193	988
	Merck & Co. Inc.	12,455	957
*	Alkermes plc	30,332	928
*	Exelixis Inc.	20,859	898
*	Innoviva Inc.	45,821	897
	Pfizer Inc.	37,916	891
*	Vertex Pharmaceuticals Inc.	1,999	884
	Premier Inc. Class A	38,269	879
*	Jazz Pharmaceuticals plc	8,083	874
*	Solventum Corp.	11,740	858
*	United Therapeutics Corp.	2,556	815
*	Pacira BioSciences Inc.	29,213	755
*	Henry Schein Inc.	10,610	743
*	Tenet Healthcare Corp.	4,262	719
*	Lantheus Holdings Inc.	9,342	706
*	Pediatrix Medical Group Inc.	46,964	665
*	Supernus Pharmaceuticals Inc.	19,971	633
	Cardinal Health Inc.	4,037	624
	ResMed Inc.	2,546	623
*	Amneal Pharmaceuticals Inc.	82,389	603
	Phibro Animal Health Corp. Class A	23,806	581
*	Corcept Therapeutics Inc.	7,473	580
	Embecta Corp.	54,683	576
	UnitedHealth Group Inc.	1,824	551
*	AngioDynamics Inc.	51,106	521
*	Aurinia Pharmaceuticals Inc.	59,990	470
	SIGA Technologies Inc.	75,811	453
*	Globus Medical Inc. Class A	7,430	440
*	AdaptHealth Corp.	49,028	440
*	Halozyme Therapeutics Inc.	7,713	432
*	Doximity Inc. Class A	7,936	413
*	ACADIA Pharmaceuticals Inc.	18,882	407
*	Enhabit Inc.	38,522	405
	HealthStream Inc.	14,417	404
*	Orthofix Medical Inc.	35,627	401
*	DaVita Inc.	2,905	396
	Chemed Corp.	685	394
*	Molina Healthcare Inc.	1,279	390
*	Tactile Systems Technology Inc.	37,953	375
*	PTC Therapeutics Inc.	7,696	373
*	Protagonist Therapeutics Inc.	7,665	364
*	Harmony Biosciences Holdings Inc.	10,384	358
	Royalty Pharma plc Class A	10,485	345
	Viatris Inc.	38,677	340
*	Inogen Inc.	52,830	339
*	Catalyst Pharmaceuticals Inc.	13,391	334
*	ADMA Biologics Inc.	16,579	329
*	Owens & Minor Inc.	46,415	306
*	Bioventus Inc. Class A	45,328	294
*	Avanos Medical Inc.	23,251	292
*	Teladoc Health Inc.	40,746	282
*	Omnicell Inc.	9,043	275
*	QuidelOrtho Corp.	8,209	252
	Universal Health Services Inc. Class B	1,274	243
*	Inmode Ltd.	16,223	238
*	QIAGEN NV	5,164	233
*	MiMedx Group Inc.	35,609	229
	Perrigo Co. plc	7,369	197
*	Rigel Pharmaceuticals Inc.	10,193	196
*	ICU Medical Inc.	1,249	168
*	CorMedix Inc.	12,121	147
*	Castle Biosciences Inc.	8,954	143
	DENTSPLY SIRONA Inc.	8,910	142
*	DocGo Inc.	85,234	121
*	Option Care Health Inc.	2,742	90
	Abbott Laboratories	522	70
			45,770

U.S. Multifactor ETF
		Shares	Market Value• ($000)
Industrials (13.2%)
	3M Co.	19,527	2,897
	American Express Co.	8,955	2,633
*	PayPal Holdings Inc.	29,516	2,074
	GE Vernova Inc.	4,060	1,920
*	Fiserv Inc.	11,112	1,809
	Comfort Systems USA Inc.	2,759	1,319
	Synchrony Financial	19,937	1,149
	Cintas Corp.	4,968	1,125
	Argan Inc.	5,266	1,107
	EMCOR Group Inc.	2,317	1,093
	CRH plc	10,671	973
	Teekay Corp. Ltd.	98,808	835
	Allison Transmission Holdings Inc.	7,399	766
*	CompoSecure Inc. Class A	55,764	765
	FedEx Corp.	3,495	762
	Mastercard Inc. Class A	1,223	716
	Boise Cascade Co.	8,018	697
*	Corpay Inc.	2,145	697
	CH Robinson Worldwide Inc.	7,024	674
	Valmont Industries Inc.	2,066	657
	Primoris Services Corp.	9,008	650
	Genpact Ltd.	14,897	641
	Matson Inc.	5,627	635
	Heidrick & Struggles International Inc.	14,484	632
	Capital One Financial Corp.	3,263	617
	Teekay Tankers Ltd. Class A	13,702	606
	WESCO International Inc.	3,602	605
	ADT Inc.	70,618	588
*	Euronet Worldwide Inc.	5,247	568
	Fidelity National Information Services Inc.	6,868	547
	REV Group Inc.	14,371	539
	Louisiana-Pacific Corp.	5,884	530
	Packaging Corp. of America	2,644	511
	Bel Fuse Inc. Class B	6,729	497
	Esab Corp.	4,044	497
	Western Union Co.	52,086	483
	DHT Holdings Inc.	40,264	466
	Acuity Inc.	1,779	462
*	BrightView Holdings Inc.	29,230	455
*	ACI Worldwide Inc.	9,503	440
*	NCR Atleos Corp.	15,788	419
	Parker-Hannifin Corp.	622	413
	Ardagh Metal Packaging SA	105,602	412
	AptarGroup Inc.	2,597	411
*	Mohawk Industries Inc.	4,066	409
*	Kirby Corp.	3,482	385
	Ennis Inc.	20,050	374
	United States Lime & Minerals Inc.	3,228	332
	Barrett Business Services Inc.	7,789	322
	Tecnoglass Inc.	3,749	321
*	ExlService Holdings Inc.	6,821	314
	Cummins Inc.	960	309
	Mueller Water Products Inc. Class A	12,268	301
*	Hudson Technologies Inc.	38,801	277
	Snap-on Inc.	813	261
	UniFirst Corp.	1,380	260
	Genco Shipping & Trading Ltd.	18,456	244
	Mesa Laboratories Inc.	2,380	239
	Deluxe Corp.	16,451	235
	Ryder System Inc.	1,590	234
	RPM International Inc.	1,920	219
*	Payoneer Global Inc.	32,113	219
	Griffon Corp.	3,038	209
*	Builders FirstSource Inc.	1,900	205
	Smurfit WestRock plc	4,580	198
	Carlisle Cos. Inc.	493	187
*	Resideo Technologies Inc.	8,869	184
*	IBEX Holdings Ltd.	6,303	181
	WW Grainger Inc.	160	174

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Generac Holdings Inc.	1,372	168
	Applied Industrial Technologies Inc.	676	153
	Kennametal Inc.	7,025	151
	ABM Industries Inc.	2,760	145
	Apogee Enterprises Inc.	3,687	143
	Emerson Electric Co.	1,158	138
	Granite Construction Inc.	1,404	126
*	Gates Industrial Corp. plc	5,840	124
*	Repay Holdings Corp.	23,386	113
	Maximus Inc.	1,529	111
*	Hillman Solutions Corp.	14,870	108
	Franklin Electric Co. Inc.	1,189	103
	Scorpio Tankers Inc.	2,395	95
	Greenbrier Cos. Inc.	2,027	91
	Zurn Elkay Water Solutions Corp.	2,433	88
	MSC Industrial Direct Co. Inc. Class A	1,057	86
	Ardmore Shipping Corp.	8,719	84
*	WEX Inc.	602	80
*	Trimble Inc.	1,033	74
	Willis Lease Finance Corp.	507	68
			46,134
Technology (9.5%)
	International Business Machines Corp.	9,726	2,520
	Alphabet Inc. Class A	11,478	1,971
	Meta Platforms Inc. Class A	2,821	1,827
	Alphabet Inc. Class C	9,638	1,666
*	DoorDash Inc. Class A	5,293	1,104
*	Fortinet Inc.	10,179	1,036
*	Daktronics Inc.	64,529	958
*	Kyndryl Holdings Inc.	22,899	894
	Jabil Inc.	4,558	766
*	Bumble Inc. Class A	135,131	759
*	ScanSource Inc.	18,333	740
	QUALCOMM Inc.	5,035	731
	Amdocs Ltd.	6,605	606
	OneSpan Inc.	37,784	602
*	Dropbox Inc. Class A	20,167	582
*	Photronics Inc.	34,750	581
*	F5 Inc.	1,993	569
*	NetScout Systems Inc.	24,320	555
*	Cargurus Inc.	17,643	553
*	Twilio Inc. Class A	4,555	536
*	Commvault Systems Inc.	2,855	523
*	Viant Technology Inc. Class A	37,638	519
	Hewlett Packard Enterprise Co.	28,872	499
	Gen Digital Inc. (XNGS)	17,240	491
*	Grindr Inc.	19,954	487
*	Diebold Nixdorf Inc.	9,753	470
*	Zoom Communications Inc.	5,476	445
*	Vimeo Inc.	99,737	435
*	Autodesk Inc.	1,435	425
*	DXC Technology Co.	27,992	425
*	Atlassian Corp. Ltd. Class A	2,020	419
*	AvePoint Inc.	22,393	418
*	Cirrus Logic Inc.	4,238	417
	NetApp Inc.	4,143	411
*	Box Inc. Class A	10,663	403
	HP Inc.	15,755	392
	PC Connection Inc.	5,944	389
*	ePlus Inc.	5,307	379
*	Maplebear Inc.	8,294	379
	Corning Inc.	7,522	373
*	TTM Technologies Inc.	12,317	368
	Adeia Inc.	27,647	355
	Clear Secure Inc. Class A	13,907	344
*	RingCentral Inc. Class A	12,951	336
*	Docusign Inc.	3,275	290
	Pegasystems Inc.	2,781	273
	Benchmark Electronics Inc.	7,113	260

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	A10 Networks Inc.	14,947	258
*	Arrow Electronics Inc.	1,939	230
*	Plexus Corp.	1,604	211
*	Intapp Inc.	3,829	211
	Hackett Group Inc.	8,093	198
*	Definitive Healthcare Corp.	59,618	197
*	Sanmina Corp.	1,883	159
	Climb Global Solutions Inc.	1,380	152
*	CEVA Inc.	7,727	145
*	Magnite Inc.	8,770	143
	TD SYNNEX Corp.	1,155	140
*	Vertex Inc. Class A	3,419	135
	Avnet Inc.	2,672	134
	Apple Inc.	492	99
	Cognizant Technology Solutions Corp. Class A	856	69
*	EverQuote Inc. Class A	2,909	67
*	Yext Inc.	10,043	67
	Salesforce Inc.	246	65
	Xerox Holdings Corp.	12,794	63
			33,224
Telecommunications (3.8%)
	AT&T Inc.	121,990	3,391
	T-Mobile US Inc.	10,693	2,590
	Verizon Communications Inc.	56,856	2,499
	Cisco Systems Inc.	21,229	1,338
*	ADTRAN Holdings Inc.	101,455	815
*	Ciena Corp.	10,152	813
*	NETGEAR Inc.	22,746	667
	IDT Corp. Class B	9,735	600
*	Digi International Inc.	10,498	340
*	Charter Communications Inc. Class A	577	229
			13,282
Utilities (0.1%)
	Excelerate Energy Inc. Class A	10,838	305
Total Common Stocks (Cost $315,913)			348,113
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $560)	5,595	560
Total Investments (99.9%) (Cost $316,473)			348,673
Other Assets and Liabilities—Net (0.1%)			448
Net Assets (100%)			349,121
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2025	22	651	21

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $315,913)	348,113
Affiliated Issuers (Cost $560)	560
Total Investments in Securities	348,673
Investment in Vanguard	9
Cash Collateral Pledged—Futures Contracts	48
Receivables for Investment Securities Sold	13
Receivables for Accrued Income	422
Total Assets	349,165
Liabilities
Due to Custodian	13
Payables for Investment Securities Purchased	2
Payables to Vanguard	28
Variation Margin Payable—Futures Contracts	1
Total Liabilities	44
Net Assets	349,121
At May 31, 2025, net assets consisted of:

Paid-in Capital	323,340
Total Distributable Earnings (Loss)	25,781
Net Assets	349,121

Net Assets
Applicable to 2,680,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	349,121
Net Asset Value Per Share	$130.27

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Dividends[1]	3,349
Non-Cash Dividends	187
Interest[2]	14
Securities Lending—Net	1
Total Income	3,551
Expenses
The Vanguard Group—Note B
Investment Advisory Services	55
Management and Administrative	205
Marketing and Distribution	9
Custodian Fees	—
Shareholders’ Reports and Proxy Fees	22
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	298
Net Investment Income	3,253
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	13,836
Futures Contracts	(18)
Realized Net Gain (Loss)	13,818
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(40,356)
Futures Contracts	(11)
Change in Unrealized Appreciation (Depreciation)	(40,367)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,296)
1	Dividends are net of foreign withholding taxes of $14.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $16,751 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,253	4,464
Realized Net Gain (Loss)	13,818	22,886
Change in Unrealized Appreciation (Depreciation)	(40,367)	49,469
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,296)	76,819
Distributions
Total Distributions	(3,027)	(4,261)
Capital Share Transactions
Issued	85,798	113,427
Issued in Lieu of Cash Distributions	—	—
Redeemed	(43,210)	(47,225)
Net Increase (Decrease) from Capital Share Transactions	42,588	66,202
Total Increase (Decrease)	16,265	138,760
Net Assets
Beginning of Period	332,856	194,096
End of Period	349,121	332,856

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$140.74	$106.35	$105.10	$103.55	$79.93	$79.60
Investment Operations
Net Investment Income[1]	1.268	2.094	2.111	2.188	1.534	1.191
Net Realized and Unrealized Gain (Loss) on Investments	(10.539)	34.345	1.295	1.467	23.442	.372
Total from Investment Operations	(9.271)	36.439	3.406	3.655	24.976	1.563
Distributions
Dividends from Net Investment Income	(1.199)	(2.049)	(2.156)	(2.105)	(1.356)	(1.233)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.199)	(2.049)	(2.156)	(2.105)	(1.356)	(1.233)
Net Asset Value, End of Period	$130.27	$140.74	$106.35	$105.10	$103.55	$79.93
Total Return	-6.58%	34.57%	3.42%	3.73%	31.43%	2.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$349	$333	$194	$170	$110	$62
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%[2]	0.18%	0.18%[2]	0.18%	0.19%[2]
Ratio of Net Investment Income to Average Net Assets	1.85%	1.69%	2.07%	2.21%	1.56%	1.66%
Portfolio Turnover Rate[3]	31%	50%	37%	33%	75%	95%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Notes to Financial Statements
Vanguard U.S. Multifactor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Multifactor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $9,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	316,473
Gross Unrealized Appreciation	46,310
Gross Unrealized Depreciation	(14,089)
Net Unrealized Appreciation (Depreciation)	32,221
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $21,327,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2025, the fund purchased $163,773,000 of investment securities and sold $104,417,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $26,288,000 and $42,930,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $939,000 and sales were $6,109,000, resulting in net realized loss of $742,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	Shares (000)	Shares (000)
Issued	655	925
Issued in Lieu of Cash Distributions	—	—
Redeemed	(340)	(385)
Net Increase (Decrease) in Shares Outstanding	315	540

U.S. Multifactor ETF
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2025, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

U.S. Quality Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.7%)
	Ecolab Inc.	18,062	4,798
	Fastenal Co.	46,446	1,920
	Avery Dennison Corp.	6,559	1,166
	Southern Copper Corp.	7,935	721
	Cabot Corp.	6,889	515
*	Constellium SE	28,914	351
	Sylvamo Corp.	5,475	290
	Innospec Inc.	2,484	211
	CF Industries Holdings Inc.	2,019	183
	Sensient Technologies Corp.	1,328	125
	UFP Industries Inc.	970	95
	Olin Corp.	4,378	85
			10,460
Consumer Discretionary (19.8%)
	Target Corp.	59,023	5,549
	NIKE Inc. Class B	90,940	5,510
	Walmart Inc.	51,493	5,083
*	Spotify Technology SA	7,570	5,035
	Costco Wholesale Corp.	4,467	4,647
	TJX Cos. Inc.	35,576	4,515
*	Airbnb Inc. Class A	17,756	2,291
	Ralph Lauren Corp.	7,361	2,038
	Expedia Group Inc.	11,155	1,860
*	Ulta Beauty Inc.	3,585	1,690
*	Mattel Inc.	83,533	1,582
*	BJ's Wholesale Club Holdings Inc.	13,484	1,527
	Best Buy Co. Inc.	22,601	1,498
*	Deckers Outdoor Corp.	13,565	1,431
	Williams-Sonoma Inc.	8,682	1,404
	Macy's Inc.	118,017	1,403
*	Abercrombie & Fitch Co. Class A	16,509	1,296
	Rollins Inc.	22,103	1,265
*	Lululemon Athletica Inc.	3,964	1,255
	Electronic Arts Inc.	7,931	1,140
*	Grand Canyon Education Inc.	5,257	1,040
	Dick's Sporting Goods Inc.	5,677	1,018
	PVH Corp.	10,962	918
	John Wiley & Sons Inc. Class A	23,371	914
*	Rush Street Interactive Inc.	62,482	793
	Genuine Parts Co.	6,067	768
*	Universal Technical Institute Inc.	19,220	683
	eBay Inc.	8,975	657
*	Coupang Inc.	22,849	641
*	Genesco Inc.	26,938	585
*	Funko Inc. Class A	134,683	564
	Perdoceo Education Corp.	15,954	543
*	Under Armour Inc. Class C	85,942	541
	New York Times Co. Class A	9,450	540
*	NVR Inc.	73	519
	Interface Inc.	25,793	518
	Rush Enterprises Inc. Class A	10,215	507
*	National Vision Holdings Inc.	25,194	499
*	SharkNinja Inc.	5,310	488
	LCI Industries	5,326	464
	Steelcase Inc. Class A	43,559	449
	Interparfums Inc.	3,133	427
	Buckle Inc.	9,824	419
	Steven Madden Ltd.	16,970	418
	Carter's Inc.	13,267	416

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	PriceSmart Inc.	3,780	408
*	American Public Education Inc.	13,808	407
	Monarch Casino & Resort Inc.	4,814	403
	HNI Corp.	8,646	402
*	Stitch Fix Inc. Class A	90,671	401
*	Arlo Technologies Inc.	26,385	378
*	G-III Apparel Group Ltd.	12,753	370
*	Laureate Education Inc.	15,936	359
*	Sonos Inc.	31,456	323
	Haverty Furniture Cos. Inc.	15,017	315
*	ODP Corp.	18,427	303
*	Liquidity Services Inc.	12,408	290
*	Global Business Travel Group I	43,530	272
*	Coty Inc. Class A	54,128	267
*	Cars.com Inc.	25,922	266
*	Udemy Inc.	36,323	266
	Ethan Allen Interiors Inc.	9,850	257
*	Turtle Beach Corp.	22,320	256
	American Eagle Outfitters Inc.	22,267	244
*	Adtalem Global Education Inc.	1,826	241
*	YETI Holdings Inc.	7,380	226
	MillerKnoll Inc.	13,080	221
*	TripAdvisor Inc.	14,477	206
	Build-A-Bear Workshop Inc.	4,027	206
	Global Industrial Co.	6,731	175
	Newell Brands Inc.	32,101	170
	Polaris Inc.	4,218	165
*,1	XPEL Inc.	4,247	153
*	Dorman Products Inc.	1,096	142
*	Zumiez Inc.	10,873	136
	RCI Hospitality Holdings Inc.	3,050	123
*	Gentherm Inc.	4,120	113
*	Lyft Inc. Class A	7,005	107
*	Stagwell Inc.	23,738	106
*	United Airlines Holdings Inc.	1,007	80
	Garmin Ltd.	382	78
			76,183
Consumer Staples (8.0%)
	Kimberly-Clark Corp.	46,653	6,707
	PepsiCo Inc.	46,710	6,140
	Kroger Co.	31,674	2,161
*	Monster Beverage Corp.	28,663	1,833
	Kenvue Inc.	60,820	1,452
	Hershey Co.	8,675	1,394
	Coca-Cola Consolidated Inc.	11,640	1,335
	Church & Dwight Co. Inc.	11,982	1,178
*	US Foods Holding Corp.	13,529	1,070
*	Celsius Holdings Inc.	27,900	1,057
	Ingredion Inc.	7,153	995
	Flowers Foods Inc.	40,954	692
*	Performance Food Group Co.	7,533	675
*	Boston Beer Co. Inc. Class A	2,567	590
	Pilgrim's Pride Corp.	11,702	575
	National Beverage Corp.	12,146	549
	WD-40 Co.	2,079	506
	SpartanNash Co.	21,733	423
*	Medifast Inc.	23,821	335
	Ingles Markets Inc. Class A	4,565	284
*	Honest Co. Inc.	49,844	251
	ACCO Brands Corp.	60,218	216
	Casey's General Stores Inc.	336	147
	J & J Snack Foods Corp.	979	113
	Calavo Growers Inc.	3,582	99
*	Lifeway Foods Inc.	3,521	80
*	Vita Coco Co. Inc.	2,164	77
			30,934
Energy (2.7%)
	EOG Resources Inc.	40,666	4,415
	Weatherford International plc	29,544	1,288

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	TechnipFMC plc	27,376	853
*	Enphase Energy Inc.	15,402	637
*	MRC Global Inc.	44,397	551
	Patterson-UTI Energy Inc.	84,836	468
*	Oceaneering International Inc.	23,597	450
*	ProPetro Holding Corp.	78,223	422
*	NPK International Inc.	43,128	349
*	TETRA Technologies Inc.	94,380	253
	Berry Corp.	101,731	243
	Riley Exploration Permian Inc.	5,532	142
	Cactus Inc. Class A	3,175	130
*	DMC Global Inc.	18,988	123
*	Talos Energy Inc.	12,630	102
			10,426
Financials (15.0%)
	Ameriprise Financial Inc.	12,040	6,131
	Bank of New York Mellon Corp.	29,164	2,584
	Wells Fargo & Co.	31,919	2,387
	State Street Corp.	23,279	2,241
	Equitable Holdings Inc.	37,925	2,005
	Northern Trust Corp.	18,110	1,933
	Globe Life Inc.	13,355	1,628
	SLM Corp.	49,675	1,608
	RenaissanceRe Holdings Ltd.	6,150	1,534
	Primerica Inc.	5,578	1,509
	First Citizens BancShares Inc. Class A	794	1,468
	WSFS Financial Corp.	22,141	1,171
	Hartford Insurance Group Inc.	8,821	1,145
	OFG Bancorp	25,719	1,058
	Zions Bancorp NA	22,123	1,048
	SEI Investments Co.	11,452	976
*	Genworth Financial Inc.	133,476	941
	Pathward Financial Inc.	11,762	918
	Popular Inc.	8,458	876
*	Axos Financial Inc.	12,544	872
	Cboe Global Markets Inc.	3,779	866
	Citizens Financial Group Inc.	21,348	861
	Bank of NT Butterfield & Son Ltd.	19,525	823
	Commerce Bancshares Inc.	12,544	790
	MarketAxess Holdings Inc.	3,357	726
	Voya Financial Inc.	10,839	721
	City Holding Co.	5,707	673
*	Bancorp Inc.	13,043	667
*	NMI Holdings Inc.	16,581	659
*	Customers Bancorp Inc.	12,400	632
	CNO Financial Group Inc.	16,510	627
	First BanCorp (XNYS)	31,370	627
	Unum Group	6,935	567
	Universal Insurance Holdings Inc.	19,192	521
	BOK Financial Corp.	5,496	519
	Park National Corp.	3,097	503
	Ameris Bancorp	8,138	500
	Kemper Corp.	7,592	484
	Old Republic International Corp.	12,691	480
	Westamerica BanCorp	9,956	478
	First Hawaiian Inc.	19,693	470
	Central Pacific Financial Corp.	16,488	440
	Diamond Hill Investment Group Inc.	3,044	430
	Northeast Bank	5,088	427
	Cathay General Bancorp	9,950	426
	Preferred Bank	4,977	416
	W R Berkley Corp.	5,561	415
	First Horizon Corp.	20,064	399
*	SiriusPoint Ltd.	19,090	374
	Hanmi Financial Corp.	15,432	354
	Community Financial System Inc.	6,229	350
*	Texas Capital Bancshares Inc.	4,858	348
	AMERISAFE Inc.	6,974	331
	Willis Towers Watson plc	1,047	331

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Corebridge Financial Inc.	10,104	330
	East West Bancorp Inc.	3,602	329
	Artisan Partners Asset Management Inc. Class A	8,091	326
	Fidelis Insurance Holdings Ltd.	16,975	297
	Employers Holdings Inc.	5,727	279
	Raymond James Financial Inc.	1,896	279
	Heritage Financial Corp.	11,710	274
	Old Second Bancorp Inc.	16,073	266
	Enact Holdings Inc.	7,463	264
	TriCo Bancshares	6,308	252
*	Metropolitan Bank Holding Corp.	3,720	241
	Enterprise Financial Services Corp.	4,316	229
	OceanFirst Financial Corp.	13,216	222
	MGIC Investment Corp.	8,275	219
	Peapack-Gladstone Financial Corp.	7,569	208
	Bank of Hawaii Corp.	3,071	204
	Mercury General Corp.	3,154	203
	FB Financial Corp.	4,516	197
	S&T Bancorp Inc.	4,949	181
	Banc of California Inc.	11,431	157
	Univest Financial Corp.	5,229	154
	Investors Title Co.	611	143
	Northfield Bancorp Inc.	11,784	138
	Bread Financial Holdings Inc.	2,310	118
	Independent Bank Corp.	3,735	118
*	Markel Group Inc.	51	99
			57,995
Health Care (10.5%)
	Gilead Sciences Inc.	60,752	6,688
	Merck & Co. Inc.	69,437	5,336
	Eli Lilly & Co.	5,725	4,223
*	IDEXX Laboratories Inc.	3,750	1,925
*	Exelixis Inc.	41,264	1,776
*	Alkermes plc	57,762	1,768
*	Illumina Inc.	21,466	1,765
*	Incyte Corp.	24,133	1,570
*	Masimo Corp.	8,393	1,364
*	Penumbra Inc.	4,635	1,237
*	Dexcom Inc.	13,482	1,157
	Chemed Corp.	1,977	1,136
	ResMed Inc.	4,290	1,050
	DENTSPLY SIRONA Inc.	57,272	915
*	Waters Corp.	2,149	751
*	Doximity Inc. Class A	13,280	692
*	Innoviva Inc.	27,107	530
*	Exact Sciences Corp.	9,263	521
*	Owens & Minor Inc.	77,265	510
*	10X Genomics Inc. Class A	46,894	447
*	Niagen Bioscience Inc.	41,069	444
*	Align Technology Inc.	2,337	423
*	Teladoc Health Inc.	60,208	417
*	MiMedx Group Inc.	61,666	397
*	Supernus Pharmaceuticals Inc.	10,897	345
*	Catalyst Pharmaceuticals Inc.	13,508	337
*	Tactile Systems Technology Inc.	30,796	304
*	Pacira BioSciences Inc.	11,555	299
*	Option Care Health Inc.	9,144	299
*	Globus Medical Inc. Class A	4,731	280
*	Enhabit Inc.	24,817	261
	HealthStream Inc.	8,051	226
*	Pediatrix Medical Group Inc.	12,035	170
*	Avanos Medical Inc.	10,011	126
	iRadimed Corp.	2,075	120
*	Orthofix Medical Inc.	10,541	119
*	Harmony Biosciences Holdings Inc.	3,097	107
*	Inogen Inc.	16,392	105
*	CorVel Corp.	874	97
*	Axsome Therapeutics Inc.	837	88
*	ACADIA Pharmaceuticals Inc.	3,941	85

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Zimvie Inc.	9,297	85
*	ADMA Biologics Inc.	4,221	84
			40,579
Industrials (22.1%)
	3M Co.	42,158	6,254
	Cintas Corp.	27,224	6,166
	Trane Technologies plc	13,366	5,751
	American Express Co.	17,880	5,258
*	PayPal Holdings Inc.	65,838	4,627
	Paychex Inc.	12,122	1,914
	CH Robinson Worldwide Inc.	18,879	1,812
	WW Grainger Inc.	1,532	1,666
	RPM International Inc.	13,987	1,592
	Donaldson Co. Inc.	22,877	1,591
	Toro Co.	20,622	1,563
	MSC Industrial Direct Co. Inc. Class A	18,535	1,505
*	Sterling Infrastructure Inc.	7,896	1,485
	Comfort Systems USA Inc.	3,049	1,458
	Valmont Industries Inc.	4,561	1,451
	Veralto Corp.	13,808	1,395
	Carlisle Cos. Inc.	3,475	1,321
	MSA Safety Inc.	7,616	1,241
	Landstar System Inc.	8,603	1,181
*	Builders FirstSource Inc.	10,941	1,178
	Maximus Inc.	15,705	1,139
	A O Smith Corp.	17,681	1,137
	Louisiana-Pacific Corp.	12,285	1,107
	PPG Industries Inc.	9,794	1,085
	Robert Half Inc.	23,149	1,060
	Applied Industrial Technologies Inc.	4,227	958
	EMCOR Group Inc.	1,967	928
	Lincoln Electric Holdings Inc.	4,636	897
	Acuity Inc.	3,410	886
	Ferguson Enterprises Inc.	4,499	820
*	TopBuild Corp.	2,866	811
	Badger Meter Inc.	3,258	809
	Synchrony Financial	13,999	807
*	Donnelley Financial Solutions Inc.	14,080	767
	Franklin Electric Co. Inc.	8,306	718
	Federal Signal Corp.	7,611	716
	AptarGroup Inc.	4,433	702
	WESCO International Inc.	4,150	697
*	Legalzoom.com Inc.	75,860	693
	Jack Henry & Associates Inc.	3,719	674
	Teekay Corp. Ltd.	72,366	611
	Armstrong World Industries Inc.	3,901	607
*	StoneCo. Ltd. Class A	44,475	607
	Graco Inc.	6,960	589
	Enerpac Tool Group Corp.	13,654	585
	Napco Security Technologies Inc.	20,867	582
	Advanced Drainage Systems Inc.	5,154	567
	Kforce Inc.	13,004	531
*	Generac Holdings Inc.	4,313	527
*	ExlService Holdings Inc.	11,036	508
	Cummins Inc.	1,536	494
*	Franklin Covey Co.	21,081	493
*	Payoneer Global Inc.	72,415	493
	Insperity Inc.	7,561	489
*	Proto Labs Inc.	13,075	484
	Atkore Inc.	7,402	482
*	GMS Inc.	6,138	465
*	AMN Healthcare Services Inc.	21,712	458
	Alamo Group Inc.	2,305	456
	Equifax Inc.	1,675	443
*	Zebra Technologies Corp. Class A	1,529	443
	Fortune Brands Innovations Inc.	7,480	377
	Wabash National Corp.	36,456	316
	Old Dominion Freight Line Inc.	1,968	315
	Hyster-Yale Inc.	7,530	302

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	WNS Holdings Ltd.	5,003	290
*	Willdan Group Inc.	5,171	279
	Lennox International Inc.	480	271
*	Upwork Inc.	16,149	250
	Apogee Enterprises Inc.	6,447	249
	Heidrick & Struggles International Inc.	5,564	243
	ManpowerGroup Inc.	5,576	234
*	Target Hospitality Corp.	31,912	233
*	Huron Consulting Group Inc.	1,577	225
*	Modine Manufacturing Co.	2,418	220
	Dorian LPG Ltd.	9,743	209
	Brunswick Corp.	4,011	203
	Hillenbrand Inc.	10,071	197
*	Hudson Technologies Inc.	26,941	193
	TriNet Group Inc.	2,311	192
	Gorman-Rupp Co.	4,906	179
	Teekay Tankers Ltd. Class A	3,901	172
	Rockwell Automation Inc.	480	151
	Albany International Corp. Class A	1,961	130
	Ennis Inc.	6,972	130
	Barrett Business Services Inc.	3,119	129
	CRA International Inc.	643	122
	AAON Inc.	1,121	108
	Flowserve Corp.	2,046	102
	Hubbell Inc.	214	83
	ICF International Inc.	943	81
	Eagle Materials Inc.	389	79
			84,998
Technology (17.3%)
*	Adobe Inc.	16,232	6,738
	KLA Corp.	8,431	6,381
	Apple Inc.	30,777	6,182
*	Autodesk Inc.	18,947	5,611
	Meta Platforms Inc. Class A	7,518	4,868
	QUALCOMM Inc.	28,704	4,168
	NVIDIA Corp.	30,716	4,151
	Vertiv Holdings Co. Class A	19,560	2,111
*	Gartner Inc.	4,418	1,928
	NetApp Inc.	15,948	1,581
*	Kyndryl Holdings Inc.	39,623	1,547
	Lam Research Corp.	18,549	1,499
*	Appfolio Inc. Class A	5,173	1,092
*	Manhattan Associates Inc.	5,769	1,089
*	Qualys Inc.	7,769	1,076
*	Pure Storage Inc. Class A	19,659	1,054
	Paycom Software Inc.	3,438	891
*	Maplebear Inc.	18,699	854
	Pegasystems Inc.	8,409	825
*	Cirrus Logic Inc.	7,671	754
*	Commvault Systems Inc.	3,995	732
*	Cargurus Inc.	22,876	717
	Jabil Inc.	3,976	668
*	NerdWallet Inc. Class A	63,023	664
*	Blackbaud Inc.	10,526	655
	CSG Systems International Inc.	9,735	643
*	Atlassian Corp. Ltd. Class A	3,080	639
	A10 Networks Inc.	33,028	570
*	EverQuote Inc. Class A	24,607	567
*	Yelp Inc.	14,597	557
	Hackett Group Inc.	21,087	517
*	Asana Inc. Class A	28,146	504
*	Qorvo Inc.	6,352	483
*	F5 Inc.	1,405	401
	CDW Corp.	2,155	389
*	DXC Technology Co.	24,512	373
	Leidos Holdings Inc.	2,438	362
*	Viant Technology Inc. Class A	23,280	321
*	Elastic NV	3,847	311
*	Teradata Corp.	13,515	297

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	OneSpan Inc.	14,442	230
	Sapiens International Corp. NV	7,041	202
*	Photronics Inc.	11,796	197
*	Sprout Social Inc. Class A	8,798	192
*	Weave Communications Inc.	16,738	161
	Bentley Systems Inc. Class B	2,862	137
*	Diebold Nixdorf Inc.	2,611	126
*	ON Semiconductor Corp.	2,956	124
*	Akamai Technologies Inc.	1,441	109
*	Nextdoor Holdings Inc.	53,284	82
*	HubSpot Inc.	134	79
*	Angi Inc.	4,912	77
			66,486
Telecommunications (1.7%)
*	Arista Networks Inc.	44,844	3,885
	IDT Corp. Class B	10,949	674
*	Extreme Networks Inc.	38,520	604
*	Harmonic Inc.	48,882	441
*	Calix Inc.	8,214	380
*	ADTRAN Holdings Inc.	45,541	366
*	Digi International Inc.	5,464	177
*	Roku Inc.	1,987	144
			6,671
Total Common Stocks (Cost $364,360)			384,732
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund, 4.342% (Cost $496)	4,964	496
Total Investments (99.9%) (Cost $364,856)			385,228
Other Assets and Liabilities—Net (0.1%)			265
Net Assets (100%)			385,493
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $153, representing 0.0% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	1	296	(3)
Micro E-mini S&P 500 Index	June 2025	8	237	19
				16

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $364,360)	384,732
Affiliated Issuers (Cost $496)	496
Total Investments in Securities	385,228
Investment in Vanguard	10
Cash Collateral Pledged—Futures Contracts	45
Receivables for Investment Securities Sold	10,940
Receivables for Accrued Income	333
Total Assets	396,556
Liabilities
Payables for Investment Securities Purchased	11,039
Payables to Vanguard	23
Variation Margin Payable—Futures Contracts	1
Total Liabilities	11,063
Net Assets	385,493
At May 31, 2025, net assets consisted of:

Paid-in Capital	356,784
Total Distributable Earnings (Loss)	28,709
Net Assets	385,493

Net Assets
Applicable to 2,780,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	385,493
Net Asset Value Per Share	$138.67

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Dividends[1]	2,941
Interest[2]	21
Securities Lending—Net	—
Total Income	2,962
Expenses
The Vanguard Group—Note B
Investment Advisory Services	63
Management and Administrative	148
Marketing and Distribution	10
Custodian Fees	—
Shareholders’ Reports and Proxy Fees	27
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	255
Net Investment Income	2,707
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	29,051
Futures Contracts	(43)
Realized Net Gain (Loss)	29,008
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(59,446)
Futures Contracts	(24)
Change in Unrealized Appreciation (Depreciation)	(59,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,755)
1	Dividends are net of foreign withholding taxes of $8.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $19, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $32,405 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,707	4,550
Realized Net Gain (Loss)	29,008	14,646
Change in Unrealized Appreciation (Depreciation)	(59,470)	61,481
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,755)	80,677
Distributions
Total Distributions	(2,791)	(4,552)
Capital Share Transactions
Issued	118,391	144,810
Issued in Lieu of Cash Distributions	—	—
Redeemed	(140,562)	(26,451)
Net Increase (Decrease) from Capital Share Transactions	(22,171)	118,359
Total Increase (Decrease)	(52,717)	194,484
Net Assets
Beginning of Period	438,210	243,726
End of Period	385,493	438,210

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$149.05	$117.74	$111.98	$122.20	$94.79	$84.21
Investment Operations
Net Investment Income[1]	.956	1.809	1.818	1.562	1.403	1.291
Net Realized and Unrealized Gain (Loss) on Investments	(10.365)	31.358	5.667	(10.356)	27.292	10.428
Total from Investment Operations	(9.409)	33.167	7.485	(8.794)	28.695	11.719
Distributions
Dividends from Net Investment Income	(.971)	(1.857)	(1.725)	(1.426)	(1.285)	(1.139)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.971)	(1.857)	(1.725)	(1.426)	(1.285)	(1.139)
Net Asset Value, End of Period	$138.67	$149.05	$117.74	$111.98	$122.20	$94.79
Total Return	-6.32%	28.35%	6.84%	-7.15%	30.42%	14.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$385	$438	$244	$206	$144	$55
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[2]	0.13%[2]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.34%	1.64%	1.43%	1.21%	1.59%
Portfolio Turnover Rate	20%[3]	44%[3]	55%[3]	49%[3]	56%[3]	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Notes to Financial Statements
Vanguard U.S. Quality Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Quality Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	364,856
Gross Unrealized Appreciation	45,982
Gross Unrealized Depreciation	(25,594)
Net Unrealized Appreciation (Depreciation)	20,388
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $21,318,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2025, the fund purchased $80,468,000 of investment securities and sold $80,900,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $103,313,000 and $124,640,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $768,000 and sales were $4,264,000, resulting in net realized loss of $725,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	Shares (000)	Shares (000)
Issued	825	1,070
Issued in Lieu of Cash Distributions	—	—
Redeemed	(985)	(200)
Net Increase (Decrease) in Shares Outstanding	(160)	870

U.S. Quality Factor ETF
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2025, one shareholder was the record or beneficial owner of 53% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

U.S. Value Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (4.4%)
	Newmont Corp. (XNYS)	63,917	3,370
	Mosaic Co.	40,593	1,467
	LyondellBasell Industries NV Class A	23,928	1,352
	Ashland Inc.	26,906	1,332
	Commercial Metals Co.	27,278	1,271
	CF Industries Holdings Inc.	13,736	1,246
	Freeport-McMoRan Inc.	30,114	1,159
	Koppers Holdings Inc.	37,641	1,156
	FMC Corp.	25,679	1,042
*	Clearwater Paper Corp.	35,551	1,023
	Mativ Holdings Inc.	165,743	948
*	Ecovyst Inc.	121,099	902
	Timken Co.	12,357	846
	Orion SA	69,744	759
	Nucor Corp.	6,782	742
	AdvanSix Inc.	31,423	739
	Alcoa Corp.	27,042	724
	Eastman Chemical Co.	9,052	709
*	Constellium SE	57,873	703
	Celanese Corp.	12,152	642
	Worthington Steel Inc.	24,645	614
	Olympic Steel Inc.	19,317	573
	Westlake Corp.	7,498	533
*	Rayonier Advanced Materials Inc.	122,179	470
	Olin Corp.	23,855	463
	Minerals Technologies Inc.	7,527	427
	Tronox Holdings plc	63,997	363
	Ryerson Holding Corp.	17,084	355
	Reliance Inc.	1,020	299
	Cabot Corp.	2,014	150
*	SSR Mining Inc. (XTSE)	40	—
			26,379
Consumer Discretionary (17.4%)
	General Motors Co.	83,818	4,158
	Target Corp.	42,726	4,017
	Walt Disney Co.	34,083	3,853
	BorgWarner Inc. (XNYS)	68,268	2,259
*	Aptiv plc	28,921	1,932
*	United Airlines Holdings Inc.	24,191	1,922
	Ford Motor Co.	182,070	1,890
	Royal Caribbean Cruises Ltd.	7,245	1,862
	DR Horton Inc.	15,732	1,857
*	Abercrombie & Fitch Co. Class A	21,457	1,684
	Lear Corp.	17,913	1,620
	TEGNA Inc.	96,844	1,619
	Leggett & Platt Inc.	174,328	1,579
*	Allegiant Travel Co.	28,236	1,569
	Boyd Gaming Corp.	20,932	1,569
	Macy's Inc.	127,542	1,516
*	Lyft Inc. Class A	98,809	1,506
	LKQ Corp.	35,485	1,436
*	Tri Pointe Homes Inc.	47,031	1,386
	U-Haul Holding Co.	23,684	1,351
*	Victoria's Secret & Co.	63,263	1,342
	Travel & Leisure Co.	27,310	1,326
*	Genesco Inc.	60,434	1,313
*	Caesars Entertainment Inc.	48,306	1,298
	Gap Inc.	57,016	1,272
*	Etsy Inc.	22,666	1,255

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Camping World Holdings Inc. Class A	77,118	1,254
	Lennar Corp. Class A	11,417	1,211
*	ODP Corp.	71,921	1,183
	PVH Corp.	13,883	1,163
	Fox Corp. Class B	23,032	1,158
	American Eagle Outfitters Inc.	105,127	1,152
*	Mattel Inc.	58,866	1,115
*	Topgolf Callaway Brands Corp.	172,669	1,095
*	Central Garden & Pet Co. Class A	33,692	1,077
*	Malibu Boats Inc. Class A	35,412	1,067
*	Adient plc	68,456	1,067
	NIKE Inc. Class B	17,564	1,064
*	American Axle & Manufacturing Holdings Inc.	234,315	1,029
*	Asbury Automotive Group Inc.	4,504	1,027
*	Sally Beauty Holdings Inc.	115,684	1,008
	Century Communities Inc.	19,271	1,000
*	Fox Factory Holding Corp.	38,130	978
*	Norwegian Cruise Line Holdings Ltd.	52,558	928
	Kontoor Brands Inc.	13,512	927
*	Under Armour Inc. Class C	145,371	916
*	Sun Country Airlines Holdings Inc.	78,388	908
	Monro Inc.	59,129	906
*	MarineMax Inc.	41,049	870
	Bath & Body Works Inc.	30,803	866
*	TripAdvisor Inc.	59,588	849
	Standard Motor Products Inc.	27,495	833
*	RH	4,510	817
	Dollar General Corp.	8,210	798
*	Helen of Troy Ltd.	29,120	783
	Phinia Inc.	17,385	755
	Newell Brands Inc.	135,569	719
	Steelcase Inc. Class A	69,155	713
	Bloomin' Brands Inc.	90,570	691
	Haverty Furniture Cos. Inc.	32,975	691
*	Hovnanian Enterprises Inc. Class A	7,405	669
	Ethan Allen Interiors Inc.	25,528	667
	Wolverine World Wide Inc.	38,851	663
	Wynn Resorts Ltd.	7,280	659
	Upbound Group Inc.	28,701	658
	Gray Media Inc.	164,726	654
*	Sabre Corp.	250,674	632
*	Chegg Inc.	618,972	631
	Marriott Vacations Worldwide Corp.	9,560	630
*	Alaska Air Group Inc.	12,075	615
	Playtika Holding Corp.	129,613	614
*	AMC Networks Inc. Class A	92,571	612
	MillerKnoll Inc.	35,587	600
*	Penn Entertainment Inc.	39,655	588
*	M/I Homes Inc.	5,394	575
	Ralph Lauren Corp.	1,938	536
	Dick's Sporting Goods Inc.	2,864	514
	Scholastic Corp.	29,582	511
*	Capri Holdings Ltd.	28,213	511
*	EW Scripps Co. Class A	229,641	510
*	Hanesbrands Inc.	97,379	482
	KB Home	9,304	480
*	Funko Inc. Class A	112,735	472
*	Gentherm Inc.	15,331	420
	Carter's Inc.	13,099	411
*	Zumiez Inc.	32,827	410
	Winnebago Industries Inc.	11,176	379
	A-Mark Precious Metals Inc.	19,149	378
*	Stitch Fix Inc. Class A	83,465	369
*	America's Car-Mart Inc.	7,392	368
	Movado Group Inc.	22,643	367
	Sonic Automotive Inc. Class A	5,255	367
*	Beazer Homes USA Inc.	16,985	349
*	Stagwell Inc.	78,362	349
*	Cars.com Inc.	32,550	334
*	G-III Apparel Group Ltd.	10,995	319

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Stoneridge Inc.	63,347	318
*	Dollar Tree Inc.	3,411	308
*	Thryv Holdings Inc.	21,718	289
*	Gannett Co. Inc.	80,622	285
*	Corsair Gaming Inc.	31,367	276
	Delta Air Lines Inc.	4,901	237
	PulteGroup Inc.	2,301	226
*	Turtle Beach Corp.	18,612	214
	LCI Industries	2,395	209
*	American Public Education Inc.	6,249	184
*	Sonos Inc.	17,886	184
*	Taylor Morrison Home Corp.	3,175	179
	Penske Automotive Group Inc.	1,074	176
*	European Wax Center Inc. Class A	31,693	161
	Lowe's Cos. Inc.	709	160
*	Leslie's Inc.	211,032	159
	Lithia Motors Inc.	496	157
	Gentex Corp.	7,225	156
	Omnicom Group Inc.	2,106	155
*	El Pollo Loco Holdings Inc.	13,978	147
*	National Vision Holdings Inc.	7,138	141
*	Visteon Corp.	1,659	140
	RCI Hospitality Holdings Inc.	3,397	137
*	Citi Trends Inc.	4,993	132
*	Xponential Fitness Inc. Class A	14,097	127
*	Carnival Corp.	5,098	118
	J Jill Inc.	1,808	29
	Virco Mfg. Corp.	1,816	15
	La-Z-Boy Inc.	12	1
			104,332
Consumer Staples (7.9%)
	CVS Health Corp.	83,038	5,318
	Altria Group Inc.	79,762	4,834
	McKesson Corp.	4,544	3,269
	Flowers Foods Inc.	118,119	1,996
	Kroger Co.	29,183	1,991
*	Post Holdings Inc.	16,540	1,829
	J M Smucker Co.	15,617	1,759
	Nu Skin Enterprises Inc. Class A	183,405	1,583
	Ingredion Inc.	10,871	1,512
	Molson Coors Beverage Co. Class B	27,739	1,487
	Ingles Markets Inc. Class A	23,467	1,462
	SpartanNash Co.	70,647	1,375
	Seaboard Corp.	465	1,245
	Mondelez International Inc. Class A	18,222	1,230
	Albertsons Cos. Inc. Class A	54,226	1,205
	Fresh Del Monte Produce Inc.	33,677	1,190
	Dole plc	82,849	1,173
	Tyson Foods Inc. Class A	19,751	1,109
	Edgewell Personal Care Co.	39,973	1,104
*	Darling Ingredients Inc.	35,285	1,100
*	Herbalife Ltd.	139,175	1,087
	Weis Markets Inc.	11,948	906
	Archer-Daniels-Midland Co.	18,364	886
*	TreeHouse Foods Inc.	39,250	882
	Andersons Inc.	23,685	841
	Conagra Brands Inc.	32,742	749
*	Medifast Inc.	47,355	666
	Kraft Heinz Co.	24,538	656
*	USANA Health Sciences Inc.	17,892	534
*	United Natural Foods Inc.	15,339	469
	ACCO Brands Corp.	104,080	374
	Spectrum Brands Holdings Inc.	6,309	365
	PepsiCo Inc.	2,748	361
*	Hain Celestial Group Inc.	160,375	300
	Bunge Global SA	3,136	245
			47,092

U.S. Value Factor ETF
		Shares	Market Value• ($000)
Energy (10.5%)
	EOG Resources Inc.	47,653	5,174
	Exxon Mobil Corp.	43,410	4,441
	ConocoPhillips	50,057	4,272
	Chevron Corp.	30,080	4,112
	Phillips 66	31,074	3,526
	Marathon Petroleum Corp.	20,213	3,249
	Schlumberger NV	90,272	2,983
	Valero Energy Corp.	16,664	2,149
	Diamondback Energy Inc.	13,314	1,791
	Coterra Energy Inc.	62,882	1,529
	Ovintiv Inc. (XNYS)	42,478	1,522
	SM Energy Co.	63,600	1,490
	Weatherford International plc	32,535	1,419
	Matador Resources Co.	31,681	1,363
	Civitas Resources Inc.	49,787	1,363
	Chord Energy Corp.	14,623	1,316
*	Helix Energy Solutions Group Inc.	199,291	1,234
*	Expro Group Holdings NV	145,578	1,211
	Permian Resources Corp.	94,413	1,191
	Halliburton Co.	59,290	1,161
	NOV Inc.	92,011	1,104
	Devon Energy Corp.	35,412	1,072
	Peabody Energy Corp.	74,794	984
	Crescent Energy Co. Class A	101,931	855
*	Oil States International Inc.	181,833	791
	Patterson-UTI Energy Inc.	142,646	787
	Helmerich & Payne Inc.	51,420	784
	Riley Exploration Permian Inc.	29,996	770
	Liberty Energy Inc.	64,767	751
	Range Resources Corp.	19,362	737
*	CNX Resources Corp.	22,749	734
	APA Corp.	42,402	721
	HF Sinclair Corp.	18,980	686
*	Talos Energy Inc.	81,620	656
*	ProPetro Holding Corp.	119,117	643
*	MRC Global Inc.	42,559	528
	ONEOK Inc.	6,472	523
	SandRidge Energy Inc.	50,394	494
	Berry Corp.	179,705	429
*	Bristow Group Inc.	14,581	427
*	DMC Global Inc.	63,708	412
*	Alpha Metallurgical Resources Inc.	3,528	395
	World Kinect Corp.	13,916	381
	Noble Corp. plc	8,720	216
*	Ring Energy Inc.	269,866	199
*	Ameresco Inc. Class A	12,613	174
*	Amplify Energy Corp.	58,811	169
	VAALCO Energy Inc.	48,626	154
			63,072
Financials (20.8%)
	US Bancorp	112,424	4,901
	Truist Financial Corp.	120,436	4,757
	Chubb Ltd.	13,919	4,137
	MetLife Inc.	49,561	3,895
	Bank of America Corp.	71,826	3,170
	Aflac Inc.	29,587	3,063
	Travelers Cos. Inc.	10,729	2,958
	Wells Fargo & Co.	36,237	2,710
	PNC Financial Services Group Inc.	13,939	2,423
	Webster Financial Corp.	46,134	2,375
	Essent Group Ltd.	39,407	2,286
	American International Group Inc.	26,415	2,236
	Jackson Financial Inc. Class A	26,438	2,166
	Columbia Banking System Inc.	81,569	1,907
	Prudential Financial Inc.	17,635	1,832
	S&T Bancorp Inc.	42,342	1,552
*	Brighthouse Financial Inc.	25,886	1,548
	First Financial Bancorp	62,514	1,510

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Bank OZK	33,877	1,502
	FNB Corp.	107,001	1,484
	Bread Financial Holdings Inc.	27,192	1,393
	Enterprise Financial Services Corp.	25,739	1,363
	M&T Bank Corp.	7,449	1,361
*	Genworth Financial Inc.	189,931	1,339
	WaFd Inc.	46,181	1,312
	Old National Bancorp	61,883	1,291
	Arch Capital Group Ltd.	13,461	1,279
	Western Alliance Bancorp	16,629	1,204
	Cadence Bank	39,483	1,196
	Associated Banc-Corp.	50,845	1,178
	Valley National Bancorp	129,517	1,137
	Ally Financial Inc.	32,294	1,130
	OceanFirst Financial Corp.	66,316	1,115
	Franklin Resources Inc.	49,760	1,077
	Invesco Ltd.	73,566	1,064
*	SiriusPoint Ltd.	53,037	1,039
	Zions Bancorp NA	21,685	1,027
	First American Financial Corp.	17,988	1,004
	Peoples Bancorp Inc.	34,012	997
	Citigroup Inc.	13,229	996
	Citizens Financial Group Inc.	24,460	987
	Everest Group Ltd.	2,795	970
	Hancock Whitney Corp.	17,462	955
*	Hamilton Insurance Group Ltd. Class B	43,376	944
	Globe Life Inc.	7,517	916
	SouthState Corp.	10,431	916
	Regions Financial Corp.	42,503	911
	Allstate Corp.	4,291	901
	First Busey Corp.	40,162	888
	Banc of California Inc.	64,192	881
	Navient Corp.	64,670	869
	UMB Financial Corp.	8,396	866
	Lincoln National Corp.	26,073	864
	WesBanco Inc.	28,083	864
	Renasant Corp.	24,612	863
	First Commonwealth Financial Corp.	53,462	835
	Fidelis Insurance Holdings Ltd.	46,640	815
	Bank of New York Mellon Corp.	8,871	786
*	Customers Bancorp Inc.	15,133	771
	Dime Community Bancshares Inc.	29,729	763
	James River Group Holdings Ltd.	130,990	762
	Hope Bancorp Inc.	75,559	759
	Fulton Financial Corp.	40,959	707
	Bank of NT Butterfield & Son Ltd.	16,748	706
	Cathay General Bancorp	16,436	704
*	LendingTree Inc.	19,939	698
	RenaissanceRe Holdings Ltd.	2,796	697
	Ameris Bancorp	11,247	691
	Provident Financial Services Inc.	40,327	673
	Old Republic International Corp.	17,433	659
	Assured Guaranty Ltd.	7,754	656
	Jefferies Financial Group Inc.	13,408	652
	Veritex Holdings Inc.	26,159	633
	Eagle Bancorp Inc.	35,751	629
	Merchants Bancorp	18,483	592
	Trustmark Corp.	16,651	574
*	PRA Group Inc.	40,331	572
	Wintrust Financial Corp.	4,752	567
*	LendingClub Corp.	56,475	566
	Affiliated Managers Group Inc.	3,175	559
	Berkshire Hills Bancorp Inc.	21,895	542
	Independent Bank Corp. (XNGS)	8,809	542
	Burford Capital Ltd.	40,485	521
	White Mountains Insurance Group Ltd.	289	516
	Eastern Bankshares Inc.	34,117	512
	Enact Holdings Inc.	14,268	505
	First Citizens BancShares Inc. Class A	266	492
*	Metropolitan Bank Holding Corp.	7,558	489

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	ConnectOne Bancorp Inc.	21,210	487
	First Interstate BancSystem Inc. Class A	17,814	484
	Comerica Inc.	8,175	467
	OneMain Holdings Inc.	8,627	447
*	Encore Capital Group Inc.	11,756	446
	TriCo Bancshares	11,160	445
	Live Oak Bancshares Inc.	16,052	441
*	First Foundation Inc.	84,476	436
	Fidelity National Financial Inc.	7,673	420
	Principal Financial Group Inc.	5,379	419
	Byline Bancorp Inc.	15,998	414
	First Merchants Corp.	10,425	393
	Hanmi Financial Corp.	16,411	376
	Heritage Financial Corp.	15,832	370
	Northwest Bancshares Inc.	29,797	366
	Home BancShares Inc.	12,580	356
	Capitol Federal Financial Inc.	58,265	333
	Origin Bancorp Inc.	9,742	332
	Carlyle Group Inc.	7,302	330
	Amerant Bancorp Inc.	18,141	318
	First Horizon Corp.	15,842	315
	Preferred Bank	3,772	315
	United Community Banks Inc.	10,860	312
	Selective Insurance Group Inc.	3,298	290
	Kearny Financial Corp.	46,973	283
	Morgan Stanley	2,135	273
	Northfield Bancorp Inc.	23,106	270
	Corebridge Financial Inc.	8,130	265
	Old Second Bancorp Inc.	14,544	241
	Banco Latinoamericano de Comercio Exterior SA	5,720	235
	Compass Diversified Holdings	34,967	235
	XP Inc. Class A	11,993	232
	Pinnacle Financial Partners Inc.	2,155	229
	Reinsurance Group of America Inc.	1,027	209
	Flushing Financial Corp.	16,806	202
	Amalgamated Financial Corp.	6,260	189
	National Bank Holdings Corp. Class A	4,918	178
	State Street Corp.	1,848	178
	Blackrock Inc.	178	174
*	NMI Holdings Inc.	4,289	170
	QCR Holdings Inc.	2,433	164
	Ameriprise Financial Inc.	317	161
	Radian Group Inc.	3,640	124
	Prosperity Bancshares Inc.	1,655	115
	Janus Henderson Group plc	3,174	115
	Popular Inc.	1,039	108
	Financial Institutions Inc.	2,887	75
	Peapack-Gladstone Financial Corp.	2,697	74
	Midland States Bancorp Inc.	2,952	50
	Horizon Bancorp Inc.	3,327	49
	BankUnited Inc.	137	5
	JPMorgan Chase & Co.	7	2
	MGIC Investment Corp.	15	—
			124,571
Health Care (14.3%)
	Bristol-Myers Squibb Co.	108,189	5,223
	Johnson & Johnson	30,947	4,803
	Gilead Sciences Inc.	43,034	4,737
	Pfizer Inc.	196,585	4,618
	Cigna Group	14,484	4,586
	HCA Healthcare Inc.	11,098	4,233
	Regeneron Pharmaceuticals Inc.	7,978	3,911
	Medtronic plc	45,794	3,800
	Elevance Health Inc.	8,119	3,116
	Merck & Co. Inc.	38,157	2,932
	Royalty Pharma plc Class A	78,768	2,590
	Becton Dickinson & Co.	13,694	2,363
	DENTSPLY SIRONA Inc.	119,143	1,904
*	Biogen Inc.	14,493	1,881

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	UnitedHealth Group Inc.	6,108	1,844
	Viatris Inc.	179,887	1,581
*	Jazz Pharmaceuticals plc	13,492	1,458
	AbbVie Inc.	6,938	1,291
	Perrigo Co. plc	45,557	1,220
*	Elanco Animal Health Inc. (XNYS)	85,160	1,145
*	Illumina Inc.	13,599	1,118
*	Avanos Medical Inc.	87,897	1,105
	Humana Inc.	4,539	1,058
*	Teladoc Health Inc.	149,875	1,037
*	Sarepta Therapeutics Inc.	26,153	983
*	Tenet Healthcare Corp.	5,720	965
	Amgen Inc.	3,340	963
	Bruker Corp.	25,866	949
*	Bio-Rad Laboratories Inc. Class A	4,013	911
*	Exelixis Inc.	20,478	881
*	Charles River Laboratories International Inc.	6,429	872
*	Centene Corp.	15,397	869
*	Owens & Minor Inc.	113,940	752
*	Enhabit Inc.	70,057	736
*	United Therapeutics Corp.	2,275	725
	Zimmer Biomet Holdings Inc.	7,543	695
*	QuidelOrtho Corp.	21,742	667
*	Envista Holdings Corp.	35,833	655
*	Align Technology Inc.	3,480	630
*	Incyte Corp.	9,413	612
	Cardinal Health Inc.	3,892	601
	Teleflex Inc.	4,824	590
*	Acadia Healthcare Co. Inc.	25,535	578
	Universal Health Services Inc. Class B	2,979	567
*	Fortrea Holdings Inc.	122,442	527
*	Integra LifeSciences Holdings Corp.	39,642	502
*	Pacira BioSciences Inc.	18,879	488
*	Ironwood Pharmaceuticals Inc.	773,627	464
*	Pediatrix Medical Group Inc.	30,621	433
	Embecta Corp.	40,400	425
*	Henry Schein Inc.	5,256	368
*	Sutro Biopharma Inc.	409,964	368
*	AdaptHealth Corp.	39,810	358
*	Alkermes plc	10,710	328
*	Enanta Pharmaceuticals Inc.	51,802	307
*	Pliant Therapeutics Inc.	221,918	300
*	Avantor Inc.	22,590	292
*	Kura Oncology Inc.	50,086	285
*	Health Catalyst Inc.	69,332	264
*	Varex Imaging Corp.	33,095	254
	Organon & Co.	25,620	236
*	Zimvie Inc.	22,200	203
*	Vanda Pharmaceuticals Inc.	32,052	139
*	Myriad Genetics Inc.	32,546	136
*	Inogen Inc.	19,897	128
*	Tactile Systems Technology Inc.	12,285	121
			85,681
Industrials (12.3%)
	FedEx Corp.	24,350	5,311
	PACCAR Inc.	34,930	3,278
	CRH plc	23,583	2,150
	United Rentals Inc.	2,857	2,024
	United Parcel Service Inc. Class B (XNYS)	19,321	1,885
	MKS Inc.	21,678	1,782
	Sonoco Products Co.	37,030	1,686
	Sensata Technologies Holding plc	62,419	1,627
	WESCO International Inc.	8,862	1,488
	Genco Shipping & Trading Ltd.	106,709	1,413
	Sealed Air Corp.	40,983	1,320
	Air Lease Corp.	22,315	1,286
	Teekay Tankers Ltd. Class A	28,414	1,256
	Knight-Swift Transportation Holdings Inc.	27,445	1,216
*	PayPal Holdings Inc.	16,769	1,179

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	AMN Healthcare Services Inc.	54,857	1,158
*	Fluor Corp.	27,206	1,131
	Herc Holdings Inc.	9,012	1,117
*	Tutor Perini Corp.	28,566	1,053
	General Dynamics Corp.	3,723	1,037
	Emerson Electric Co.	8,468	1,011
	Kelly Services Inc. Class A	85,475	1,002
	Greenbrier Cos. Inc.	21,467	967
*	BILL Holdings Inc.	21,632	945
	Capital One Financial Corp.	4,741	897
	Atkore Inc.	13,491	878
	Silgan Holdings Inc.	15,892	875
*	Green Dot Corp. Class A	93,359	863
	Regal Rexnord Corp.	6,428	858
*	GXO Logistics Inc.	20,666	850
	Hillenbrand Inc.	43,177	844
*	Resideo Technologies Inc.	40,716	843
	Brunswick Corp.	16,602	840
	International Seaways Inc.	22,531	835
	Teekay Corp. Ltd.	98,665	834
	Alight Inc. Class A	151,243	826
	Deluxe Corp.	57,491	820
	Myers Industries Inc.	64,471	818
*	BlueLinx Holdings Inc.	11,915	797
	Boise Cascade Co.	9,059	787
	Textron Inc.	10,372	768
*	O-I Glass Inc.	57,684	756
	Costamare Inc.	82,755	709
*	Titan International Inc.	95,873	694
	Stanley Black & Decker Inc.	10,599	693
	Safe Bulkers Inc.	181,986	692
	Graphic Packaging Holding Co.	31,069	690
	ADT Inc.	82,616	687
	Quanex Building Products Corp.	40,532	678
	Vontier Corp.	18,579	664
	Terex Corp.	14,233	641
*	Block Inc. (XNYS)	10,208	630
*	BrightView Holdings Inc.	40,108	625
	Norfolk Southern Corp.	2,516	622
	CSX Corp.	19,099	603
	Dorian LPG Ltd.	28,050	601
	Pitney Bowes Inc.	56,623	583
	Maximus Inc.	7,891	572
	Global Payments Inc.	7,530	569
*	American Woodmark Corp.	9,932	560
	Hyster-Yale Inc.	13,819	555
*	Repay Holdings Corp.	112,872	543
*	Masterbrand Inc.	51,847	529
*	Mohawk Industries Inc.	5,070	510
	Columbus McKinnon Corp.	33,729	491
*	Builders FirstSource Inc.	4,398	474
*	Hudson Technologies Inc.	63,534	454
	Resources Connection Inc.	84,178	439
	Wabash National Corp.	49,765	431
	PagSeguro Digital Ltd. Class A	45,039	401
*	Cimpress plc	8,613	381
*	StoneCo. Ltd. Class A	25,635	350
*	3D Systems Corp.	213,606	331
	Flowserve Corp.	5,295	264
	ManpowerGroup Inc.	6,186	259
*	Zebra Technologies Corp. Class A	875	254
	Kronos Worldwide Inc.	36,936	234
	Willis Lease Finance Corp.	1,734	233
	Shyft Group Inc.	17,885	188
	Vestis Corp.	28,252	174
	Caterpillar Inc.	493	172
	Kennametal Inc.	7,713	166
	Oshkosh Corp.	1,659	165
	Owens Corning	1,138	152
	Matson Inc.	1,313	148

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	DuPont de Nemours Inc.	2,106	141
*	JELD-WEN Holding Inc.	36,175	132
	Ryder System Inc.	42	6
			73,401
Real Estate (0.4%)
*	RE / MAX Holdings Inc. Class A	96,502	728
*	Anywhere Real Estate Inc.	195,628	683
*	Forestar Group Inc.	20,775	398
*	Cushman & Wakefield plc	38,067	382
			2,191
Technology (8.3%)
	Micron Technology Inc.	38,188	3,607
*	Arrow Electronics Inc.	24,111	2,854
	Applied Materials Inc.	14,290	2,240
	HP Inc.	88,888	2,213
	Intel Corp.	106,640	2,085
	Alphabet Inc. Class C	12,028	2,079
	QUALCOMM Inc.	12,712	1,846
	Avnet Inc.	35,502	1,776
*	UiPath Inc. Class A	128,361	1,709
*	Dropbox Inc. Class A	55,567	1,604
	Dell Technologies Inc. Class C	12,316	1,370
*	DXC Technology Co.	87,211	1,326
*	Digital Turbine Inc.	238,368	1,125
*	RingCentral Inc. Class A	42,588	1,104
	Amkor Technology Inc.	56,986	1,027
*	Unisys Corp.	214,285	1,022
*	Synaptics Inc.	16,980	998
*	Consensus Cloud Solutions Inc.	45,252	994
*	Verint Systems Inc.	50,811	891
*	Western Digital Corp.	16,603	856
	Marvell Technology Inc.	14,111	849
*	ON Semiconductor Corp.	20,048	842
*	NetScout Systems Inc.	36,780	840
	Match Group Inc.	27,445	822
*	Ziff Davis Inc.	24,612	798
*	Insight Enterprises Inc.	5,963	778
*	Coherent Corp.	10,120	765
*	LiveRamp Holdings Inc.	23,269	758
*	ZoomInfo Technologies Inc.	76,063	726
*	ScanSource Inc.	17,344	700
*	Qorvo Inc.	8,697	661
*	IAC Inc.	18,193	654
*	Bandwidth Inc. Class A	45,483	638
	Methode Electronics Inc.	79,061	629
	TD SYNNEX Corp.	4,849	588
*	ACM Research Inc. Class A	23,122	521
*	Ultra Clean Holdings Inc.	25,955	503
*	Kimball Electronics Inc.	27,036	489
*	Photronics Inc.	28,872	483
	Salesforce Inc.	1,820	483
*	Pinterest Inc. Class A	14,542	452
	Alphabet Inc. Class A	2,548	438
	Skyworks Solutions Inc.	5,777	399
*	Diebold Nixdorf Inc.	8,171	394
*	Eventbrite Inc. Class A	135,229	319
*	Akamai Technologies Inc.	2,648	201
*	Mitek Systems Inc.	20,960	197
*	Yelp Inc.	4,968	190
	Amdocs Ltd.	1,940	178
*	Definitive Healthcare Corp.	52,206	173
	NetApp Inc.	1,727	171
*	Alpha & Omega Semiconductor Ltd.	7,714	164
			49,529
Telecommunications (3.4%)
	Verizon Communications Inc.	131,945	5,800
	Comcast Corp. Class A	148,172	5,122
	AT&T Inc.	171,229	4,760
*	CommScope Holding Co. Inc.	176,807	1,068

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Cisco Systems Inc.	14,785	932
*	Aviat Networks Inc.	29,396	631
*	ADTRAN Holdings Inc.	56,670	455
*	8x8 Inc.	253,854	417
*	Liberty Global Ltd. Class A	35,532	342
*	Xperi Inc.	38,361	299
	ATN International Inc.	17,322	246
			20,072
Total Common Stocks (Cost $611,437)			596,320
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $600)	5,999	600
Total Investments (99.8%) (Cost $612,037)			596,920
Other Assets and Liabilities—Net (0.2%)			1,180
Net Assets (100%)			598,100
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	2	592	10
Micro E-mini S&P 500 Index	June 2025	20	592	10
				20

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $611,437)	596,320
Affiliated Issuers (Cost $600)	600
Total Investments in Securities	596,920
Investment in Vanguard	16
Cash Collateral Pledged—Futures Contracts	88
Receivables for Accrued Income	1,170
Total Assets	598,194
Liabilities
Due to Custodian	42
Payables for Investment Securities Purchased	4
Payables for Capital Shares Redeemed	12
Payables to Vanguard	35
Variation Margin Payable—Futures Contracts	1
Total Liabilities	94
Net Assets	598,100
At May 31, 2025, net assets consisted of:

Paid-in Capital	654,090
Total Distributable Earnings (Loss)	(55,990)
Net Assets	598,100

Net Assets
Applicable to 5,260,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	598,100
Net Asset Value Per Share	$113.71

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Dividends[1]	9,575
Interest[2]	30
Securities Lending—Net	1
Total Income	9,606
Expenses
The Vanguard Group—Note B
Investment Advisory Services	118
Management and Administrative	312
Marketing and Distribution	17
Custodian Fees	1
Shareholders’ Reports and Proxy Fees	29
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	484
Net Investment Income	9,122
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	64,654
Futures Contracts	(15)
Realized Net Gain (Loss)	64,639
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(173,413)
Futures Contracts	(73)
Change in Unrealized Appreciation (Depreciation)	(173,486)
Net Increase (Decrease) in Net Assets Resulting from Operations	(99,725)
1	Dividends are net of foreign withholding taxes of $5.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $25, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $74,055 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,122	16,936
Realized Net Gain (Loss)	64,639	(4,591)
Change in Unrealized Appreciation (Depreciation)	(173,486)	160,787
Net Increase (Decrease) in Net Assets Resulting from Operations	(99,725)	173,132
Distributions
Total Distributions	(9,500)	(17,118)
Capital Share Transactions
Issued	108,158	117,299
Issued in Lieu of Cash Distributions	—	—
Redeemed	(241,835)	(23,694)
Net Increase (Decrease) from Capital Share Transactions	(133,677)	93,605
Total Increase (Decrease)	(242,902)	249,619
Net Assets
Beginning of Period	841,002	591,383
End of Period	598,100	841,002

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$128.89	$103.30	$105.20	$99.84	$73.96	$75.51
Investment Operations
Net Investment Income[1]	1.427	2.756	2.689	2.220	1.923	1.689
Net Realized and Unrealized Gain (Loss) on Investments	(15.156)	25.667	(1.898)	5.212	25.644	(1.634)
Total from Investment Operations	(13.729)	28.423	.791	7.432	27.567	.055
Distributions
Dividends from Net Investment Income	(1.451)	(2.833)	(2.691)	(2.072)	(1.687)	(1.605)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.451)	(2.833)	(2.691)	(2.072)	(1.687)	(1.605)
Net Asset Value, End of Period	$113.71	$128.89	$103.30	$105.20	$99.84	$73.96
Total Return	-10.68%	27.88%	0.97%	7.63%	37.51%	0.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$598	$841	$591	$671	$448	$133
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[2]	0.13%[2]	0.13%[2]	0.13%	0.14%[2]
Ratio of Net Investment Income to Average Net Assets	2.38%	2.38%	2.68%	2.22%	1.98%	2.68%
Portfolio Turnover Rate[3]	37%	39%	24%	64%	43%	52%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Notes to Financial Statements
Vanguard U.S. Value Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Value Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $16,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	612,059
Gross Unrealized Appreciation	43,365
Gross Unrealized Depreciation	(58,484)
Net Unrealized Appreciation (Depreciation)	(15,119)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $107,933,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2025, the fund purchased $321,935,000 of investment securities and sold $276,064,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $34,951,000 and $214,141,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $3,538,000 and sales were $4,445,000, resulting in net realized gain of $25,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	Shares (000)	Shares (000)
Issued	895	1,005
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,160)	(205)
Net Increase (Decrease) in Shares Outstanding	(1,265)	800

U.S. Value Factor ETF
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2025, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44192 072025

Financial Statements
For the six-months ended May 31, 2025
Vanguard U.S. Multifactor Fund

Contents
Financial Statements	1

U.S. Multifactor Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Basic Materials (2.1%)
	Newmont Corp. (XNYS)	24,265	1,279
	Mueller Industries Inc.	9,574	746
	Hawkins Inc.	2,572	343
	Reliance Inc.	945	277
	Commercial Metals Co.	5,737	267
	CF Industries Holdings Inc.	2,872	260
	UFP Industries Inc.	2,477	242
	Sylvamo Corp.	2,771	147
	Royal Gold Inc.	484	86
	Carpenter Technology Corp.	341	80
	International Paper Co.	1,478	71
			3,798
Consumer Discretionary (17.4%)
	Walmart Inc.	16,913	1,670
	Booking Holdings Inc.	279	1,540
*	Spotify Technology SA	1,894	1,260
	Costco Wholesale Corp.	893	929
*	Brinker International Inc.	4,690	810
	Dollar General Corp.	7,351	715
	Target Corp.	7,103	668
	Ralph Lauren Corp.	2,348	650
*	AutoZone Inc.	172	642
*	Adtalem Global Education Inc.	4,468	590
	Fox Corp. Class B	11,711	589
	H&R Block Inc.	9,508	541
	Tapestry Inc.	6,542	514
	PulteGroup Inc.	4,923	483
	Perdoceo Education Corp.	14,193	483
	News Corp. Class B	13,215	432
*	Amazon.com Inc.	1,992	408
	Build-A-Bear Workshop Inc.	7,888	403
*	United Airlines Holdings Inc.	5,058	402
	Kontoor Brands Inc.	5,848	401
	Royal Caribbean Cruises Ltd.	1,521	391
*	Grand Canyon Education Inc.	1,909	378
	TJX Cos. Inc.	2,940	373
*	Stride Inc.	2,346	355
	eBay Inc.	4,703	344
	Best Buy Co. Inc.	5,127	340
	Travel & Leisure Co.	6,919	336
	Dana Inc.	20,063	334
*	Mattel Inc.	17,328	328
	Expedia Group Inc.	1,889	315
	Williams-Sonoma Inc.	1,950	315
	Gap Inc.	13,933	311
*	Alaska Air Group Inc.	6,041	308
*	American Airlines Group Inc.	26,799	306
	Delta Air Lines Inc.	6,218	301
*	Carnival Corp.	12,250	284
*	SkyWest Inc.	2,757	280
*	G-III Apparel Group Ltd.	9,620	279
	Hasbro Inc.	4,105	274
*	Under Armour Inc. Class A	40,784	274
	TEGNA Inc.	16,357	273
*	Lululemon Athletica Inc.	829	262
*	Deckers Outdoor Corp.	2,472	261
	Sonic Automotive Inc. Class A	3,718	260
*	M/I Homes Inc.	2,381	254
	BorgWarner Inc. (XNYS)	7,650	253
1

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Hanesbrands Inc.	50,069	248
	Dick's Sporting Goods Inc.	1,339	240
	Macy's Inc.	20,083	239
*	Urban Outfitters Inc.	3,288	230
	Fox Corp. Class A	4,155	228
*	NVR Inc.	32	228
	PVH Corp.	2,689	225
*	Gambling.com Group Ltd.	18,494	218
*	Warner Bros Discovery Inc.	21,756	217
	Dillard's Inc. Class A	533	211
	Murphy USA Inc.	495	211
	Lear Corp.	2,328	210
	Phinia Inc.	4,751	206
*	Universal Technical Institute Inc.	5,762	205
*	Global Business Travel Group I	32,861	205
	Steelcase Inc. Class A	19,785	204
	Interface Inc.	10,080	202
*	Under Armour Inc. Class C	32,052	202
*	O'Reilly Automotive Inc.	147	201
	John Wiley & Sons Inc. Class A	5,006	196
*	National Vision Holdings Inc.	9,791	194
	La-Z-Boy Inc.	4,351	182
	Ethan Allen Interiors Inc.	6,692	175
	HNI Corp.	3,585	167
*	Arlo Technologies Inc.	11,502	165
	Signet Jewelers Ltd.	2,266	151
	Acushnet Holdings Corp.	2,169	148
	Monarch Casino & Resort Inc.	1,696	142
*	Crocs Inc.	1,371	140
*	Green Brick Partners Inc.	2,403	140
	Bath & Body Works Inc.	4,944	139
*	Tri Pointe Homes Inc.	4,696	138
*	Thryv Holdings Inc.	9,602	128
	Group 1 Automotive Inc.	297	126
	Wynn Resorts Ltd.	1,343	122
*	Sonos Inc.	10,998	113
*	Liquidity Services Inc.	4,784	112
*	Malibu Boats Inc. Class A	3,716	112
	Playtika Holding Corp.	23,307	110
*	BJ's Wholesale Club Holdings Inc.	929	105
*	Knowles Corp.	6,431	105
	Upbound Group Inc.	4,434	102
	Carter's Inc.	3,094	97
*	Sally Beauty Holdings Inc.	11,015	96
	Boyd Gaming Corp.	1,140	85
	PriceSmart Inc.	774	84
	Marcus Corp.	4,328	80
	Academy Sports & Outdoors Inc.	1,897	78
	Nexstar Media Group Inc.	438	75
*	United Parks & Resorts Inc.	1,609	72
	Buckle Inc.	1,659	71
	Rush Enterprises Inc. Class A	1,431	71
	MillerKnoll Inc.	4,000	67
	Electronic Arts Inc.	453	65
	Sirius XM Holdings Inc.	2,989	65
*	Abercrombie & Fitch Co. Class A	813	64
*	Central Garden & Pet Co. Class A	1,992	64
*	Stagwell Inc.	14,301	64
*	Laureate Education Inc.	2,719	61
*	Central Garden & Pet Co.	1,572	57
	Matthews International Corp. Class A	2,633	56
	RCI Hospitality Holdings Inc.	1,310	53
*	Coursera Inc.	5,868	52
	Garmin Ltd.	205	42
	J Jill Inc.	2,403	38
*	SharkNinja Inc.	352	32
	Newell Brands Inc.	5,931	31
			31,081
2

U.S. Multifactor Fund
		Shares	Market Value• ($000)
Consumer Staples (10.0%)
	Altria Group Inc.	28,767	1,744
	Philip Morris International Inc.	8,903	1,608
	Kimberly-Clark Corp.	10,061	1,446
	McKesson Corp.	1,683	1,211
	Colgate-Palmolive Co.	11,396	1,059
	Kroger Co.	12,543	856
	Cencora Inc.	2,624	764
	Fresh Del Monte Produce Inc.	21,078	744
	Flowers Foods Inc.	40,756	689
	CVS Health Corp.	10,043	643
	Primo Brands Corp.	15,232	504
*	Sprouts Farmers Market Inc.	2,539	439
	PepsiCo Inc.	3,221	423
*	US Foods Holding Corp.	5,121	405
	Cal-Maine Foods Inc.	4,166	400
	Kenvue Inc.	16,625	397
	Ingredion Inc.	2,834	394
	Coca-Cola Consolidated Inc.	3,420	392
	Albertsons Cos. Inc. Class A	17,432	388
	Weis Markets Inc.	5,056	383
*	Post Holdings Inc.	3,156	349
	Pilgrim's Pride Corp.	5,499	270
	Ingles Markets Inc. Class A	3,852	240
	SpartanNash Co.	12,139	236
	Casey's General Stores Inc.	508	222
	Turning Point Brands Inc.	2,834	211
*	Performance Food Group Co.	2,207	198
	ACCO Brands Corp.	52,116	187
	Clorox Co.	1,383	182
	Dole plc	12,078	171
	Procter & Gamble Co.	889	151
*	USANA Health Sciences Inc.	4,446	133
	Tyson Foods Inc. Class A	1,845	104
*	Monster Beverage Corp.	1,541	99
	Sysco Corp.	1,223	89
	J M Smucker Co.	700	79
			17,810
Energy (3.1%)
	EOG Resources Inc.	11,704	1,271
	TechnipFMC plc	15,989	498
*	CNX Resources Corp.	9,878	319
*	MRC Global Inc.	24,824	308
	Magnolia Oil & Gas Corp. Class A	13,916	299
	Valero Energy Corp.	2,111	272
	Texas Pacific Land Corp.	241	269
*	Gulfport Energy Corp.	1,379	264
*	DNOW Inc.	17,436	251
	Granite Ridge Resources Inc.	42,558	239
	SunCoke Energy Inc.	28,290	230
	Coterra Energy Inc.	8,156	198
	Baker Hughes Co.	4,829	179
	RPC Inc.	38,743	172
	Northern Oil & Gas Inc.	5,206	138
	Vitesse Energy Inc.	6,135	128
	Permian Resources Corp.	9,902	125
	Core Natural Resources Inc.	1,497	104
	Ovintiv Inc. (XNYS)	2,350	84
	World Kinect Corp.	2,654	73
	Patterson-UTI Energy Inc.	8,081	45
	Devon Energy Corp.	1,145	35
			5,501
Financials (28.4%)
	Wells Fargo & Co.	24,122	1,804
	Bank of New York Mellon Corp.	19,298	1,710
	JPMorgan Chase & Co.	5,557	1,467
	Aflac Inc.	13,329	1,380
	Ameriprise Financial Inc.	2,534	1,290
	Goldman Sachs Group Inc.	1,998	1,200
3

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Morgan Stanley	7,922	1,014
	Progressive Corp.	3,434	978
	SLM Corp.	29,785	964
	MetLife Inc.	10,505	825
	Hartford Insurance Group Inc.	6,070	788
	OneMain Holdings Inc.	14,286	741
	MGIC Investment Corp.	27,812	736
	Bank of NT Butterfield & Son Ltd.	17,054	719
	Bank of America Corp.	15,541	686
	American International Group Inc.	7,976	675
	East West Bancorp Inc.	6,883	628
	Popular Inc.	5,940	615
	Enact Holdings Inc.	16,863	597
	Old Republic International Corp.	15,158	573
	OFG Bancorp	13,749	566
	Aon plc Class A (XNYS)	1,461	544
	Banco Latinoamericano de Comercio Exterior SA	12,255	503
	Synovus Financial Corp.	10,153	486
	Moody's Corp.	1,012	485
	CNO Financial Group Inc.	12,763	484
	Unum Group	5,929	484
	First BanCorp (XNYS)	23,928	478
	Commerce Bancshares Inc.	7,509	473
	Amalgamated Financial Corp.	15,223	460
	Preferred Bank	5,355	448
	Primerica Inc.	1,561	422
*	NMI Holdings Inc.	10,287	409
	International Bancshares Corp.	6,453	404
	Corebridge Financial Inc.	12,209	398
	W R Berkley Corp.	5,314	397
	State Street Corp.	4,125	397
	Pathward Financial Inc.	4,920	384
	Northern Trust Corp.	3,497	373
	Axis Capital Holdings Ltd.	3,559	369
*	SiriusPoint Ltd.	18,830	369
	Affiliated Managers Group Inc.	2,093	368
	Equitable Holdings Inc.	6,910	365
	Globe Life Inc.	2,937	358
	WSFS Financial Corp.	6,763	358
	Jackson Financial Inc. Class A	4,302	352
	Citizens Financial Group Inc.	8,400	339
	Virtu Financial Inc. Class A	8,179	329
	Comerica Inc.	5,642	322
	Northeast Bank	3,798	318
	OceanFirst Financial Corp.	18,876	317
	Acadian Asset Management Inc.	10,383	313
	Travelers Cos. Inc.	1,122	309
	Employers Holdings Inc.	6,323	308
	Radian Group Inc.	9,027	308
	ConnectOne Bancorp Inc.	13,354	307
*	Hamilton Insurance Group Ltd. Class B	14,002	305
	Univest Financial Corp.	10,225	302
	Jefferies Financial Group Inc.	6,188	301
	Fifth Third Bancorp	7,778	297
	Hanmi Financial Corp.	12,952	297
	QCR Holdings Inc.	4,384	295
	Raymond James Financial Inc.	2,010	295
	RenaissanceRe Holdings Ltd.	1,167	291
	Mercury General Corp.	4,476	289
	Enterprise Financial Services Corp.	5,448	288
	BOK Financial Corp.	3,044	287
	Regions Financial Corp.	13,330	286
	TriCo Bancshares	7,157	286
	Heritage Financial Corp.	12,085	283
	Central Pacific Financial Corp.	10,536	281
	Fidelis Insurance Holdings Ltd.	15,768	276
*	Axos Financial Inc.	3,928	273
	1st Source Corp.	4,508	273
	Willis Towers Watson plc	863	273
	Esquire Financial Holdings Inc.	2,978	270
4

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Genworth Financial Inc.	38,111	269
	LPL Financial Holdings Inc.	693	268
	Investors Title Co.	1,109	260
*	Texas Capital Bancshares Inc.	3,631	260
	Independent Bank Corp. (XNGS)	4,206	259
	Assurant Inc.	1,243	252
	Peapack-Gladstone Financial Corp.	9,133	250
	Northfield Bancorp Inc.	21,331	249
	Victory Capital Holdings Inc. Class A	4,015	249
	First Merchants Corp.	6,527	246
	Fulton Financial Corp.	13,970	241
	Independent Bank Corp.	7,536	238
*	Bancorp Inc.	4,531	232
	S&T Bancorp Inc.	6,290	231
	Tompkins Financial Corp.	3,656	224
	NBT Bancorp Inc.	5,312	222
*	Coastal Financial Corp.	2,518	221
	First Commonwealth Financial Corp.	13,972	218
	BGC Group Inc. Class A	23,451	218
	Assured Guaranty Ltd.	2,540	215
	First Horizon Corp.	10,738	213
	Community Financial System Inc.	3,741	210
	Veritex Holdings Inc.	8,697	210
	Apollo Global Management Inc.	1,567	205
	Hancock Whitney Corp.	3,723	204
	FB Financial Corp.	4,543	198
	Cathay General Bancorp	4,570	196
	Park National Corp.	1,197	195
	Banc of California Inc.	14,014	192
	Trustmark Corp.	5,543	191
	CNA Financial Corp.	3,816	183
	Ameris Bancorp	2,843	175
	Interactive Brokers Group Inc. Class A	807	169
	First Interstate BancSystem Inc. Class A	6,162	167
	First Citizens BancShares Inc. Class A	90	166
	Bank OZK	3,730	165
	Mercantile Bank Corp.	3,687	163
	Towne Bank	4,727	163
	Stock Yards Bancorp Inc.	2,200	162
	Southside Bancshares Inc.	5,517	156
	Westamerica BanCorp	3,030	146
	Community Trust Bancorp Inc.	2,815	144
	WisdomTree Inc.	14,813	140
	Capitol Federal Financial Inc.	23,072	132
	Origin Bancorp Inc.	3,729	127
*	Markel Group Inc.	65	126
	Navient Corp.	9,383	126
	Citigroup Inc.	1,642	124
	Federal Agricultural Mortgage Corp. Class C	650	121
	Diamond Hill Investment Group Inc.	850	120
	BancFirst Corp.	937	116
*	Brighthouse Financial Inc.	1,789	107
	Old Second Bancorp Inc.	6,450	107
	Kemper Corp.	1,626	104
	PJT Partners Inc. Class A	576	87
	Peoples Bancorp Inc.	2,976	87
	Banner Corp.	1,360	84
	Fidelity National Financial Inc.	1,472	81
	AMERISAFE Inc.	1,582	75
	First Hawaiian Inc.	3,039	73
	Cboe Global Markets Inc.	309	71
	City Holding Co.	597	70
	First Financial Bancorp	2,710	65
	SEI Investments Co.	681	58
	M&T Bank Corp.	270	49
	Webster Financial Corp.	949	49
	Nelnet Inc. Class A	371	43
	Northwest Bancshares Inc.	3,405	42
5

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Stellar Bancorp Inc.	1,320	36
			50,657
Health Care (12.2%)
	Gilead Sciences Inc.	16,156	1,778
	Johnson & Johnson	9,809	1,523
	Bristol-Myers Squibb Co.	28,611	1,381
	AbbVie Inc.	6,058	1,127
	Cigna Group	2,859	905
	HCA Healthcare Inc.	2,161	824
*	Innoviva Inc.	29,492	577
*	Vertex Pharmaceuticals Inc.	1,175	519
	Premier Inc. Class A	19,212	442
	Royalty Pharma plc Class A	13,163	433
	Merck & Co. Inc.	5,489	422
*	Incyte Corp.	6,442	419
*	Tenet Healthcare Corp.	2,389	403
*	Exelixis Inc.	9,206	396
*	Alkermes plc	12,318	377
*	United Therapeutics Corp.	1,089	347
*	Solventum Corp.	4,548	332
*	Lantheus Holdings Inc.	4,219	319
*	Henry Schein Inc.	4,483	314
	Medtronic plc	3,720	309
	UnitedHealth Group Inc.	978	295
*	Pediatrix Medical Group Inc.	20,462	290
*	Jazz Pharmaceuticals plc	2,602	281
	ResMed Inc.	1,115	273
*	Amneal Pharmaceuticals Inc.	36,251	265
*	Catalyst Pharmaceuticals Inc.	10,602	265
	SIGA Technologies Inc.	43,805	262
*	Pacira BioSciences Inc.	9,662	250
	Phibro Animal Health Corp. Class A	9,977	244
*	AdaptHealth Corp.	24,931	224
*	DaVita Inc.	1,618	221
*	Globus Medical Inc. Class A	3,716	220
*	AngioDynamics Inc.	21,328	218
*	Supernus Pharmaceuticals Inc.	6,850	217
	Embecta Corp.	20,640	217
*	Teladoc Health Inc.	28,491	197
*	Molina Healthcare Inc.	643	196
*	Avanos Medical Inc.	15,288	192
*	Doximity Inc. Class A	3,650	190
*	Protagonist Therapeutics Inc.	3,953	188
*	Halozyme Therapeutics Inc.	3,343	187
*	Inogen Inc.	29,051	187
*	Harmony Biosciences Holdings Inc.	5,419	187
*	Orthofix Medical Inc.	16,058	181
	Viatris Inc.	19,854	175
*	Tactile Systems Technology Inc.	17,548	173
	Perrigo Co. plc	6,418	172
	HealthStream Inc.	5,810	163
*	Corcept Therapeutics Inc.	1,945	151
*	ACADIA Pharmaceuticals Inc.	6,954	150
*	MiMedx Group Inc.	20,689	133
*	Aurinia Pharmaceuticals Inc.	16,867	132
*	DocGo Inc.	92,921	132
*	QuidelOrtho Corp.	4,117	126
*	Omnicell Inc.	4,130	125
*	Owens & Minor Inc.	18,953	125
*	Enhabit Inc.	11,048	116
*	Envista Holdings Corp.	6,189	113
*	Masimo Corp.	677	110
*	Rigel Pharmaceuticals Inc.	5,426	104
*	PTC Therapeutics Inc.	2,095	102
	DENTSPLY SIRONA Inc.	5,869	94
	Abbott Laboratories	694	93
	Chemed Corp.	157	90
*	CorMedix Inc.	7,097	86
*	CorVel Corp.	660	73
6

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Vanda Pharmaceuticals Inc.	15,416	67
*	ADMA Biologics Inc.	3,107	62
*	QIAGEN NV	1,343	61
*	Talkspace Inc.	17,212	55
*	Bioventus Inc. Class A	7,049	46
	iRadimed Corp.	743	43
*	Inmode Ltd.	2,739	40
*	Hims & Hers Health Inc.	713	40
			21,746
Industrials (12.2%)
	American Express Co.	4,690	1,379
*	PayPal Holdings Inc.	19,415	1,364
	3M Co.	8,987	1,333
*	Fiserv Inc.	5,673	923
	Synchrony Financial	12,883	743
	Argan Inc.	2,967	624
	EMCOR Group Inc.	1,103	520
	CRH plc	5,206	475
	Automatic Data Processing Inc.	1,164	379
	Mastercard Inc. Class A	647	379
	Matson Inc.	3,284	371
	Teekay Corp. Ltd.	43,967	371
	Valmont Industries Inc.	1,115	355
	GE Vernova Inc.	746	353
	Snap-on Inc.	1,058	339
	Allison Transmission Holdings Inc.	3,270	338
	Smurfit WestRock plc	7,507	325
	Ryder System Inc.	2,108	310
	Heidrick & Struggles International Inc.	7,070	309
*	BrightView Holdings Inc.	19,793	308
*	IBEX Holdings Ltd.	10,679	307
	RTX Corp.	2,219	303
	Applied Industrial Technologies Inc.	1,308	296
	Louisiana-Pacific Corp.	3,249	293
	REV Group Inc.	7,707	289
*	Builders FirstSource Inc.	2,576	277
	Cummins Inc.	853	274
	Capital One Financial Corp.	1,426	270
	Fidelity National Information Services Inc.	3,375	269
*	CompoSecure Inc. Class A	19,470	267
	Caterpillar Inc.	738	257
	Parker-Hannifin Corp.	377	251
	Comfort Systems USA Inc.	522	250
	Bel Fuse Inc. Class B	3,247	240
*	Corpay Inc.	698	227
	Genpact Ltd.	5,160	222
	ADT Inc.	25,144	209
	Griffon Corp.	3,026	208
	Ennis Inc.	11,086	207
	Owens Corning	1,544	207
	Carlisle Cos. Inc.	543	206
	Barrett Business Services Inc.	4,960	205
*	ACI Worldwide Inc.	4,412	204
*	Mohawk Industries Inc.	1,850	186
	DHT Holdings Inc.	15,385	178
	Deluxe Corp.	12,160	174
	Tecnoglass Inc.	1,947	167
*	Willdan Group Inc.	3,052	165
*	Sterling Infrastructure Inc.	873	164
	Esab Corp.	1,296	159
	FedEx Corp.	726	158
*	Euronet Worldwide Inc.	1,365	148
	Mesa Laboratories Inc.	1,434	144
	United States Lime & Minerals Inc.	1,356	139
	Teekay Tankers Ltd. Class A	3,127	138
	Primoris Services Corp.	1,902	137
	CH Robinson Worldwide Inc.	1,407	135
	Acuity Inc.	496	129
*	ExlService Holdings Inc.	2,810	129
7

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	WW Grainger Inc.	115	125
*	WNS Holdings Ltd.	2,148	125
*	Hudson Technologies Inc.	17,022	122
	Western Union Co.	13,137	122
	Boise Cascade Co.	1,311	114
	Mueller Water Products Inc. Class A	4,563	112
	Crown Holdings Inc.	1,123	111
*	Knife River Corp.	1,120	105
*	IES Holdings Inc.	380	99
	Covenant Logistics Group Inc.	4,176	95
	Kennametal Inc.	4,425	95
	Westinghouse Air Brake Technologies Corp.	443	90
	Genco Shipping & Trading Ltd.	6,625	88
*	Gates Industrial Corp. plc	4,059	86
*	Gibraltar Industries Inc.	1,447	85
	Apogee Enterprises Inc.	2,021	78
*	NCR Atleos Corp.	2,871	76
	RPM International Inc.	637	72
	MSC Industrial Direct Co. Inc. Class A	875	71
	Watsco Inc.	132	59
	Packaging Corp. of America	264	51
	Franklin Electric Co. Inc.	516	45
	Kforce Inc.	1,003	41
	Resources Connection Inc.	7,518	39
	Greenbrier Cos. Inc.	749	34
	Scorpio Tankers Inc.	850	34
			21,860
Real Estate (0.2%)
	Newmark Group Inc. Class A	34,497	380
*	Howard Hughes Holdings Inc.	848	58
			438
Technology (10.1%)
	Meta Platforms Inc. Class A	2,275	1,473
	International Business Machines Corp.	5,106	1,323
	Alphabet Inc. Class A	5,655	971
	Alphabet Inc. Class C	4,805	831
*	DoorDash Inc. Class A	3,764	785
	QUALCOMM Inc.	4,037	586
	Jabil Inc.	3,160	531
*	Fortinet Inc.	4,810	490
*	Kyndryl Holdings Inc.	11,766	459
*	F5 Inc.	1,564	446
*	Zoom Communications Inc.	4,309	350
*	Dropbox Inc. Class A	11,939	345
*	Daktronics Inc.	21,643	321
*	Maplebear Inc.	7,034	321
	Gen Digital Inc. (XNGS)	10,422	297
*	Commvault Systems Inc.	1,574	288
*	Twilio Inc. Class A	2,427	286
*	Bumble Inc. Class A	50,811	286
*	Cargurus Inc.	8,900	279
	OneSpan Inc.	17,095	272
*	Photronics Inc.	16,298	272
*	NetScout Systems Inc.	11,484	262
*	Yelp Inc.	6,746	258
	CSG Systems International Inc.	3,779	250
*	Plexus Corp.	1,895	249
*	DXC Technology Co.	16,029	244
	A10 Networks Inc.	13,402	231
	TD SYNNEX Corp.	1,859	226
*	Box Inc. Class A	5,798	219
*	Diebold Nixdorf Inc.	4,515	218
*	RingCentral Inc. Class A	8,355	217
*	Autodesk Inc.	730	216
	PC Connection Inc.	3,247	212
*	AvePoint Inc.	11,319	211
*	Cirrus Logic Inc.	1,992	196
*	Atlassian Corp. Ltd. Class A	893	185
*	Vimeo Inc.	41,993	183
8

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	ScanSource Inc.	4,464	180
*	Docusign Inc.	2,002	177
*	ePlus Inc.	2,480	177
	Avnet Inc.	3,436	172
*	EverQuote Inc. Class A	7,479	172
*	Consensus Cloud Solutions Inc.	7,680	169
*	Magnite Inc.	10,091	165
	Clear Secure Inc. Class A	6,682	165
	NVIDIA Corp.	1,152	156
	Hewlett Packard Enterprise Co.	8,429	146
	Match Group Inc.	4,766	143
	Hackett Group Inc.	5,665	139
*	CEVA Inc.	7,322	137
	Pegasystems Inc.	1,301	128
	Adeia Inc.	9,202	118
	Skyworks Solutions Inc.	1,548	107
*	IAC Inc.	2,717	98
*	TTM Technologies Inc.	3,160	94
*	Vertex Inc. Class A	2,386	94
	Cognizant Technology Solutions Corp. Class A	1,110	90
*	Grindr Inc.	3,569	87
	Climb Global Solutions Inc.	687	76
*	Intapp Inc.	1,174	65
*	Sanmina Corp.	735	62
*	GoDaddy Inc. Class A	277	50
	Red Violet Inc.	1,004	49
*	Viant Technology Inc. Class A	3,079	42
			18,047
Telecommunications (3.5%)
	AT&T Inc.	60,708	1,688
	T-Mobile US Inc.	4,984	1,207
	Verizon Communications Inc.	25,593	1,125
	Cisco Systems Inc.	10,799	681
	IDT Corp. Class B	8,382	516
*	ADTRAN Holdings Inc.	44,279	356
*	NETGEAR Inc.	8,576	251
*	Digi International Inc.	3,641	118
*	Harmonic Inc.	11,110	100
*	Xperi Inc.	9,206	72
*	Extreme Networks Inc.	3,145	49
			6,163
Utilities (0.1%)
	Excelerate Energy Inc. Class A	4,399	124
Total Common Stocks (Cost $149,537)			177,225
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $916)	9,165	916
Total Investments (99.8%) (Cost $150,453)			178,141
Other Assets and Liabilities—Net (0.2%)			324
Net Assets (100%)			178,465
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9

U.S. Multifactor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2025	40	1,183	21

See accompanying Notes, which are an integral part of the Financial Statements.
10

U.S. Multifactor Fund
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $149,537)	177,225
Affiliated Issuers (Cost $916)	916
Total Investments in Securities	178,141
Investment in Vanguard	5
Cash Collateral Pledged—Futures Contracts	78
Receivables for Accrued Income	218
Receivables for Capital Shares Issued	73
Total Assets	178,515
Liabilities
Payables for Investment Securities Purchased	3
Payables for Capital Shares Redeemed	31
Payables to Vanguard	15
Variation Margin Payable—Futures Contracts	1
Total Liabilities	50
Net Assets	178,465
At May 31, 2025, net assets consisted of:

Paid-in Capital	152,549
Total Distributable Earnings (Loss)	25,916
Net Assets	178,465

Net Assets
Applicable to 4,324,792 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	178,465
Net Asset Value Per Share	$41.27

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Multifactor Fund
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Dividends[1]	1,750
Non-Cash Dividends	105
Interest[2]	20
Securities Lending—Net	1
Total Income	1,876
Expenses
The Vanguard Group—Note B
Investment Advisory Services	28
Management and Administrative	100
Marketing and Distribution	5
Custodian Fees	3
Shareholders’ Reports and Proxy Fees	11
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	154
Net Investment Income	1,722
Realized Net Gain (Loss)
Investment Securities Sold[2]	(2,277)
Futures Contracts	(45)
Realized Net Gain (Loss)	(2,322)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(12,345)
Futures Contracts	(2)
Change in Unrealized Appreciation (Depreciation)	(12,347)
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,947)
1	Dividends are net of foreign withholding taxes of $4.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $19, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
12

U.S. Multifactor Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,722	2,064
Realized Net Gain (Loss)	(2,322)	9,684
Change in Unrealized Appreciation (Depreciation)	(12,347)	23,810
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,947)	35,558
Distributions
Total Distributions	(4,273)	(1,851)
Capital Share Transactions
Issued	52,528	96,657
Issued in Lieu of Cash Distributions	3,624	1,569
Redeemed	(29,581)	(39,580)
Net Increase (Decrease) from Capital Share Transactions	26,571	58,646
Total Increase (Decrease)	9,351	92,353
Net Assets
Beginning of Period	169,114	76,761
End of Period	178,465	169,114

See accompanying Notes, which are an integral part of the Financial Statements.
13

U.S. Multifactor Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.60	$34.15	$33.75	$32.99	$25.47	$25.70
Investment Operations
Net Investment Income[1]	.412	.699	.625	.680	.466	.382
Net Realized and Unrealized Gain (Loss) on Investments	(3.649)	11.397	.401	.725	7.485	(.214)
Total from Investment Operations	(3.237)	12.096	1.026	1.405	7.951	.168
Distributions
Dividends from Net Investment Income	(.405)	(.646)	(.626)	(.645)	(.431)	(.398)
Distributions from Realized Capital Gains	(.688)	—	—	—	—	—
Total Distributions	(1.093)	(.646)	(.626)	(.645)	(.431)	(.398)
Net Asset Value, End of Period	$41.27	$45.60	$34.15	$33.75	$32.99	$25.47
Total Return[2]	-7.11%	35.74%	3.19%	4.43%	31.39%	0.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$178	$169	$77	$67	$48	$26
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%[3]	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.89%	1.74%	1.91%	2.13%	1.48%	1.66%
Portfolio Turnover Rate	36%	56%	50%	55%	62%	74%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.

See accompanying Notes, which are an integral part of the Financial Statements.
14

U.S. Multifactor Fund
Notes to Financial Statements
Vanguard U.S. Multifactor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
15

U.S. Multifactor Fund
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $5,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	150,453
Gross Unrealized Appreciation	33,246
Gross Unrealized Depreciation	(5,537)
Net Unrealized Appreciation (Depreciation)	27,709
E.	During the six months ended May 31, 2025, the fund purchased $85,532,000 of investment securities and sold $61,407,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $22,000 and sales were $204,000, resulting in net realized loss of $38,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	Shares (000)	Shares (000)
Issued	1,252	2,405
Issued in Lieu of Cash Distributions	87	40
Redeemed	(723)	(984)
Net Increase (Decrease) in Shares Outstanding	616	1,461
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
16

U.S. Multifactor Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q5162 072025
17

Financial Statements
For the six-months ended May 31, 2025
Vanguard Short-Term Tax-Exempt Bond ETF

Contents
Financial Statements	1

Short-Term Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.8%)
Alabama (1.0%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	60	61
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	525	538
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/27	200	209
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/28	200	213
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	125	137
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/32	1,100	1,234
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	370	372
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	360	369
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	195	199
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	445	464
Alabama GO	5.000%	8/1/27	95	97
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	250	257
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,210	1,272
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	560	599
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	410	446
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	370	408
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	280	306
Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/27	160	161
Birmingham AL GO, Prere.	5.000%	9/1/25	1,165	1,170
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	685	707
Jefferson County AL Sewer Revenue	5.000%	10/1/27	100	104
Jefferson County AL Sewer Revenue	5.000%	10/1/28	200	211
Jefferson County AL Sewer Revenue	5.000%	10/1/29	100	107
Jefferson County AL Sewer Revenue	5.000%	10/1/30	240	258
				9,899
Arizona (1.7%)
Arizona COP, ETM	5.000%	10/1/25	350	352
Arizona COP, ETM	5.000%	10/1/26	245	252
Arizona COP, ETM	5.000%	10/1/27	250	262
Arizona COP, ETM	5.000%	10/1/28	625	667
Arizona COP, ETM	5.000%	10/1/29	785	851
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	105	105
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	45	46
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/27	35	37
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	105	112
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	275	302
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	60	67
Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	1,010	1,052
Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	295	311
Arizona Lottery Revenue, ETM	5.000%	7/1/28	15	16
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	665	666
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	70	70
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	140	147
Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/29	130	129
Phoenix AZ GO	5.000%	7/1/25	320	321
Phoenix AZ GO	5.000%	7/1/26	245	251
Phoenix AZ GO	5.000%	7/1/27	210	214
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/25	1,125	1,127
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	110	110
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	200	200
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	45	46
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	65	66
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	340	351
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	195	201
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	730	752
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	150	166
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	305	313
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	280	313
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/32	1,000	1,000
1

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/34	1,000	1,000
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	1,000	1,000
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	200	202
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	35	36
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	220	227
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	105	111
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	610	644
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	525	552
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	215	231
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/30	170	178
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/30	700	763
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	715	749
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	160	167
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	300	336
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	100	106
					17,177
California (15.4%)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/25	50	50
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/28	60	54
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	810	676
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/31	50	40
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	220	170
	Antelope Valley Community College District GO	4.000%	8/1/46	500	509
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	100	104
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	260	277
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	310	314
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	135	147
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	325	329
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	25	28
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	300	336
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	335	333
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	350	335
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	110	115
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	205	224
	California Department of Water Resources Water Revenue	5.000%	12/1/25	140	141
	California Department of Water Resources Water Revenue	5.000%	12/1/27	170	180
	California Department of Water Resources Water Revenue	5.000%	12/1/28	155	160
	California Department of Water Resources Water Revenue	5.000%	12/1/29	200	206
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	50	54
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/32	340	381
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	75	76
	California GO	5.000%	8/1/25	435	437
	California GO	5.000%	8/1/25	355	356
	California GO	5.000%	8/1/25	420	422
	California GO	5.000%	8/1/25	35	35
	California GO	5.000%	8/1/25	515	517
	California GO	5.000%	9/1/25	100	101
	California GO	5.000%	9/1/25	100	101
	California GO	5.000%	9/1/25	145	146
	California GO	5.000%	9/1/25	55	55
	California GO	5.000%	9/1/25	30	30
	California GO	5.000%	9/1/25	525	528
	California GO	5.000%	9/1/25	15	15
	California GO	4.000%	10/1/25	1,000	1,004
	California GO	5.000%	10/1/25	280	282
	California GO	5.000%	10/1/25	25	25
	California GO	5.000%	10/1/25	250	252
	California GO	5.000%	10/1/25	310	312
	California GO	4.000%	11/1/25	15	15
2

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	11/1/25	465	469
	California GO	5.000%	11/1/25	245	247
	California GO	5.000%	11/1/25	235	237
	California GO	5.000%	11/1/25	120	121
	California GO	5.000%	11/1/25	300	303
	California GO	3.000%	3/1/26	25	25
	California GO	5.000%	4/1/26	290	295
	California GO	5.000%	4/1/26	50	51
	California GO	3.875%	8/1/26	500	505
	California GO	5.000%	8/1/26	230	236
	California GO	5.000%	8/1/26	325	326
	California GO	5.000%	8/1/26	220	226
	California GO	5.000%	8/1/26	205	210
	California GO	5.000%	8/1/26	130	133
	California GO	5.000%	8/1/26	500	513
	California GO	5.000%	8/1/26	2,000	2,052
	California GO	4.000%	9/1/26	100	102
	California GO	5.000%	9/1/26	1,005	1,033
	California GO	5.000%	9/1/26	200	206
	California GO	5.000%	9/1/26	5	5
	California GO	5.000%	9/1/26	155	159
	California GO	5.000%	9/1/26	130	134
	California GO	5.000%	9/1/26	225	231
	California GO	5.000%	9/1/26	1,000	1,028
	California GO	4.000%	10/1/26	285	290
	California GO	5.000%	10/1/26	890	916
	California GO	5.000%	10/1/26	415	427
	California GO	5.000%	10/1/26	260	265
	California GO	5.000%	10/1/26	250	257
	California GO	5.000%	10/1/26	125	129
	California GO	4.000%	11/1/26	245	249
	California GO	5.000%	11/1/26	295	304
	California GO	5.000%	11/1/26	280	289
	California GO	5.000%	12/1/26	1,270	1,312
[2]	California GO	5.000%	2/1/27	180	187
	California GO	3.000%	3/1/27	780	782
	California GO	5.000%	3/1/27	5	5
	California GO	5.000%	4/1/27	495	514
	California GO	5.000%	4/1/27	470	489
	California GO	3.500%	8/1/27	265	269
	California GO	5.000%	8/1/27	515	527
	California GO	5.000%	8/1/27	1,000	1,023
	California GO	5.000%	8/1/27	595	623
	California GO	5.000%	8/1/27	500	524
	California GO	5.000%	8/1/27	500	524
	California GO	5.000%	8/1/27	400	419
	California GO	4.000%	9/1/27	1,185	1,217
	California GO	5.000%	9/1/27	1,005	1,030
	California GO	5.000%	9/1/27	410	430
	California GO	5.000%	9/1/27	250	262
	California GO	5.000%	9/1/27	150	157
	California GO	4.000%	10/1/27	340	349
	California GO	5.000%	10/1/27	150	158
	California GO	5.000%	10/1/27	275	289
	California GO	5.000%	10/1/27	570	599
	California GO	5.000%	11/1/27	690	726
	California GO	5.000%	11/1/27	205	216
	California GO	5.000%	11/1/27	145	153
	California GO	5.000%	11/1/27	60	63
	California GO	5.000%	11/1/27	120	126
	California GO	5.000%	12/1/27	395	416
	California GO	3.000%	3/1/28	575	576
	California GO	5.000%	4/1/28	870	923
	California GO	5.000%	4/1/28	190	202
	California GO	5.000%	8/1/28	750	767
	California GO	5.000%	8/1/28	135	138
	California GO	5.000%	8/1/28	270	282
	California GO	5.000%	8/1/28	40	40
	California GO	5.000%	8/1/28	225	235
	California GO	5.000%	8/1/28	305	326
3

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/28	1,170	1,249
California GO	4.000%	9/1/28	265	267
California GO	4.000%	9/1/28	160	166
California GO	5.000%	9/1/28	505	517
California GO	5.000%	9/1/28	275	282
California GO	5.000%	9/1/28	225	240
California GO	5.000%	9/1/28	1,200	1,283
California GO	5.000%	10/1/28	70	75
California GO	5.000%	10/1/28	245	262
California GO	5.000%	10/1/28	235	252
California GO	5.000%	10/1/28	570	610
California GO	5.000%	11/1/28	2,050	2,151
California GO	5.000%	11/1/28	690	740
California GO	5.000%	11/1/28	1,550	1,661
California GO	5.000%	11/1/28	200	214
California GO	5.000%	12/1/28	285	306
California GO	3.000%	3/1/29	90	89
California GO	3.000%	3/1/29	250	248
California GO	5.000%	3/1/29	250	269
California GO	5.000%	4/1/29	765	825
California GO	5.000%	4/1/29	250	270
California GO	3.000%	8/1/29	5	5
California GO	5.000%	8/1/29	295	301
California GO	5.000%	8/1/29	165	172
California GO	5.000%	8/1/29	250	251
California GO	5.000%	8/1/29	1,880	1,921
California GO	5.000%	8/1/29	470	499
California GO	5.000%	8/1/29	315	329
California GO	5.000%	8/1/29	105	110
California GO	5.000%	8/1/29	1,405	1,523
California GO	4.000%	9/1/29	25	26
California GO	5.000%	9/1/29	165	169
California GO	5.000%	9/1/29	280	287
California GO	5.000%	9/1/29	70	76
California GO	5.000%	9/1/29	135	147
California GO	5.000%	9/1/29	390	423
California GO	5.000%	10/1/29	165	179
California GO	5.000%	10/1/29	310	315
California GO	5.000%	10/1/29	325	346
California GO	5.000%	10/1/29	155	168
California GO	5.000%	10/1/29	2,550	2,771
California GO	5.000%	11/1/29	220	231
California GO	5.000%	11/1/29	945	1,028
California GO	5.000%	11/1/29	460	501
California GO	5.000%	12/1/29	355	387
California GO	5.000%	3/1/30	310	339
California GO	5.000%	3/1/30	250	273
California GO	5.000%	4/1/30	10	11
California GO	5.000%	4/1/30	325	356
California GO	5.000%	4/1/30	620	679
California GO	5.000%	4/1/30	460	494
California GO	5.000%	8/1/30	2,140	2,185
California GO	5.000%	8/1/30	655	682
California GO	5.000%	8/1/30	435	460
California GO	5.000%	8/1/30	25	26
California GO	5.000%	8/1/30	225	247
California GO	5.000%	8/1/30	370	385
California GO	5.000%	9/1/30	80	82
California GO	5.000%	9/1/30	125	128
California GO	5.000%	9/1/30	70	77
California GO	5.000%	9/1/30	320	352
California GO	5.000%	9/1/30	245	270
California GO	5.000%	10/1/30	1,035	1,120
California GO	5.000%	10/1/30	375	413
California GO	5.000%	10/1/30	260	287
California GO	5.000%	11/1/30	375	414
California GO	5.000%	11/1/30	370	408
California GO	3.500%	12/1/30	55	55
California GO	5.000%	12/1/30	445	492
California GO	5.000%	3/1/31	110	120
4

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/31	125	139
	California GO	5.000%	4/1/31	640	710
	California GO	5.000%	4/1/31	235	252
	California GO	5.000%	4/1/31	120	129
	California GO	4.000%	8/1/31	235	236
	California GO	5.000%	8/1/31	120	122
	California GO	5.000%	8/1/31	200	223
	California GO	5.000%	8/1/31	635	707
	California GO	5.000%	8/1/31	350	390
	California GO	5.000%	8/1/31	290	301
	California GO	3.250%	9/1/31	20	20
	California GO	5.000%	9/1/31	275	281
	California GO	5.000%	9/1/31	170	174
	California GO	5.000%	9/1/31	530	591
	California GO	5.000%	9/1/31	10	11
	California GO	5.000%	9/1/31	1,045	1,165
	California GO	5.000%	9/1/31	1,000	1,115
	California GO	5.000%	9/1/31	400	446
	California GO	5.000%	10/1/31	480	518
	California GO	4.000%	11/1/31	125	126
	California GO	5.000%	11/1/31	245	269
	California GO	5.000%	11/1/31	325	357
	California GO	5.000%	11/1/31	235	249
	California GO	5.000%	11/1/31	175	192
	California GO	5.000%	12/1/31	300	335
	California GO	3.250%	3/1/32	100	98
	California GO	5.000%	3/1/32	445	483
	California GO	5.000%	3/1/32	250	280
	California GO	5.000%	4/1/32	1,020	1,142
	California GO	5.000%	4/1/32	250	280
	California GO	5.000%	4/1/32	135	144
	California GO	5.000%	9/1/32	445	500
	California GO, Prere.	5.000%	8/1/27	25	26
	California GO, Prere.	5.000%	11/1/30	5	5
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,010	1,067
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	695	735
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	365	386
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	310	310
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	35	35
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	60	60
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	150	157
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	10	10
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	30	32
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	280	282
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	110	111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	145	145
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	300	307
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	150	154
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	460	461
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	700	734
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	125	132
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	145	154
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	510	547
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	340	368
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	195	203
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	250	272
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	115	126
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	810	894
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	290	324
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/25	215	216
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	120	121
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	100	103
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	500	513
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	110	115
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	100	105
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	335	357
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	500	533
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	120	128
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	365	395
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	485	532
5

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	205	225
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	795	883
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	10	10
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	15	16
	California State University College & University Revenue	5.000%	11/1/25	300	303
	California State University College & University Revenue	5.000%	11/1/25	50	50
	California State University College & University Revenue	5.000%	11/1/26	180	182
	California State University College & University Revenue	5.000%	11/1/27	115	120
	California State University College & University Revenue	5.000%	11/1/28	115	120
	California State University College & University Revenue	5.000%	11/1/29	305	317
	California State University College & University Revenue	5.000%	11/1/29	45	46
	California State University College & University Revenue	5.000%	11/1/30	225	234
	California State University College & University Revenue	5.000%	11/1/30	320	325
	California State University College & University Revenue	5.000%	11/1/31	220	228
	California State University College & University Revenue	5.000%	11/1/31	680	691
	California State University College & University Revenue PUT	0.550%	11/1/26	75	72
	California State University College & University Revenue PUT	3.125%	11/1/26	355	354
	Chaffey Community College District GO, Prere.	3.000%	6/1/28	85	86
	Chaffey Community College District GO, Prere.	4.000%	6/1/28	355	369
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	1,150	1,151
[1]	Coast Community College District GO	0.000%	8/1/27	35	33
[1]	Coast Community College District GO	0.000%	8/1/28	245	223
	Coast Community College District GO, Prere.	5.000%	8/15/25	385	387
	Coast Community College District GO, Prere.	4.500%	8/1/27	110	114
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	100	100
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/26	90	90
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	40	40
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	250	262
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	120	120
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	250	268
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	65	65
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	100	109
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	100	111
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	205	214
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	100	113
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	196
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	93
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	130	117
	Glendale CA Community College District GO, Prere.	5.250%	8/1/27	460	486
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/25	45	45
	Los Angeles CA Community College District GO	5.000%	8/1/25	100	100
	Los Angeles CA Community College District GO	5.000%	8/1/25	45	45
	Los Angeles CA Community College District GO	5.000%	8/1/25	105	105
	Los Angeles CA Community College District GO	5.000%	8/1/25	200	201
	Los Angeles CA Community College District GO	5.000%	6/1/26	115	118
	Los Angeles CA Community College District GO	5.000%	8/1/26	130	133
	Los Angeles CA Community College District GO	5.000%	8/1/26	100	103
	Los Angeles CA Community College District GO	5.000%	8/1/27	330	347
	Los Angeles CA Community College District GO	5.000%	8/1/28	115	123
	Los Angeles CA Community College District GO	5.000%	8/1/29	100	109
	Los Angeles CA Community College District GO	5.000%	8/1/29	500	546
	Los Angeles CA Community College District GO	5.000%	8/1/30	355	394
	Los Angeles CA Unified School District GO	5.000%	7/1/25	100	100
	Los Angeles CA Unified School District GO	5.000%	7/1/25	465	466
	Los Angeles CA Unified School District GO	5.000%	7/1/25	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/25	215	215
	Los Angeles CA Unified School District GO	5.000%	7/1/25	260	260
	Los Angeles CA Unified School District GO	5.000%	7/1/26	85	85
	Los Angeles CA Unified School District GO	5.000%	7/1/26	985	1,009
	Los Angeles CA Unified School District GO	5.000%	7/1/26	160	164
	Los Angeles CA Unified School District GO	5.000%	7/1/27	295	302
	Los Angeles CA Unified School District GO	5.000%	7/1/27	160	167
	Los Angeles CA Unified School District GO	5.000%	7/1/27	440	460
	Los Angeles CA Unified School District GO	5.000%	7/1/27	155	162
	Los Angeles CA Unified School District GO	5.000%	7/1/27	180	188
	Los Angeles CA Unified School District GO	5.000%	7/1/28	210	221
	Los Angeles CA Unified School District GO	5.000%	7/1/28	630	671
	Los Angeles CA Unified School District GO	5.000%	7/1/28	40	43
	Los Angeles CA Unified School District GO	5.000%	7/1/28	300	307
	Los Angeles CA Unified School District GO	5.000%	7/1/28	1,030	1,098
6

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	2.000%	7/1/29	165	154
Los Angeles CA Unified School District GO	5.000%	7/1/29	340	358
Los Angeles CA Unified School District GO	5.000%	7/1/29	290	314
Los Angeles CA Unified School District GO	5.000%	7/1/29	135	146
Los Angeles CA Unified School District GO	5.000%	7/1/29	300	325
Los Angeles CA Unified School District GO	5.000%	7/1/30	100	102
Los Angeles CA Unified School District GO	5.000%	7/1/30	350	368
Los Angeles CA Unified School District GO	5.000%	7/1/30	165	182
Los Angeles CA Unified School District GO	5.000%	7/1/30	365	402
Los Angeles CA Unified School District GO	5.000%	7/1/30	300	330
Los Angeles CA Unified School District GO	3.000%	7/1/31	320	311
Los Angeles CA Unified School District GO	4.000%	7/1/31	120	126
Los Angeles CA Unified School District GO	5.000%	7/1/31	1,115	1,243
Los Angeles CA Unified School District GO	5.000%	7/1/31	200	223
Los Angeles CA Unified School District GO	4.000%	7/1/32	110	115
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	300	300
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	435	444
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	220	234
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	60	64
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	210	227
Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/28	85	91
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	15	15
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	70	72
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	145	152
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	45	49
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	230	254
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	440	488
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	90	99
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	150	159
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	325	345
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	80	87
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	250	278
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	250	270
Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/29	35	38
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	190	190
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	85	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	45	45
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	195	196
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	145	147
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	205	208
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	85	86
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	75	76
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	160	165
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	405	423
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	240	251
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	130	136
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,225	1,271
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	135	143
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	100	106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	355	375
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	90	95
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	155	165
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	100	107
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	75	78
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	165	178
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	730	787
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	70	70
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	100	102
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	260	264
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	245	249
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	105	113
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	870	894
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	585	600
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	275	282
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	335	343
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	215	220
Los Rios Community College District GO	3.000%	8/1/25	160	160
Mount San Antonio Community College District GO	5.875%	8/1/28	140	151
Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	300	305
7

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oxnard Union High School District GO, Prere.	5.000%	8/1/26	10	10
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/26	570	578
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	125	126
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	100	101
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	265	278
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	210	230
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	195	201
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	200	201
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	5	5
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	600	606
	San Diego CA Unified School District GO	5.000%	7/1/25	200	200
	San Diego CA Unified School District GO	5.000%	7/1/26	715	716
[1]	San Diego CA Unified School District GO	5.500%	7/1/26	210	216
[1]	San Diego CA Unified School District GO	5.500%	7/1/27	230	243
	San Diego CA Unified School District GO	5.000%	7/1/28	200	213
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	175	188
	San Diego CA Unified School District GO	4.000%	7/1/29	145	147
	San Diego CA Unified School District GO	5.000%	7/1/29	320	348
	San Diego CA Unified School District GO	0.000%	7/1/30	60	51
	San Diego CA Unified School District GO	0.000%	7/1/31	10	8
	San Diego Community College District GO, Prere.	4.000%	8/1/26	340	345
	San Diego Community College District GO, Prere.	5.000%	8/1/26	70	72
	San Diego Community College District GO, Prere.	5.000%	8/1/26	230	236
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/26	530	530
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	270	275
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	215	221
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	155	158
	San Francisco CA City & County GO	5.000%	6/15/25	105	105
	San Francisco CA City & County GO	5.000%	6/15/27	240	252
	San Francisco CA City & County GO	5.000%	6/15/29	35	38
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	25	25
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	120	124
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	170	175
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	30	31
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	100	105
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	365	393
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	105	115
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	100	103
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/25	95	95
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	200	201
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	1,135	1,139
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/26	5	5
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/27	10	10
	Santa Clara Valley Water District (Water Utility System Improvement Projects) COP	4.000%	6/1/26	55	56
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/26	235	243
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/26	240	245
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/26	925	906
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/25	260	260
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/26	465	461
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/27	190	200
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/28	400	401
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/30	135	146
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/31	150	162
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/29	295	311
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/31	340	373
	Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	7/1/25	715	716
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	30	30
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	180	180
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	50	50
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	15	16
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	70	75
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/27	385	384
	University of California College & University Revenue	5.000%	5/15/26	75	77
	University of California College & University Revenue	5.000%	5/15/26	15	15
	University of California College & University Revenue	5.000%	5/15/26	680	694
	University of California College & University Revenue	5.000%	5/15/26	425	434
	University of California College & University Revenue	5.000%	5/15/26	500	510
8

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/27	85	89
	University of California College & University Revenue	5.000%	5/15/27	715	746
	University of California College & University Revenue	5.000%	5/15/28	295	313
	University of California College & University Revenue	5.000%	5/15/28	650	690
	University of California College & University Revenue	5.000%	5/15/29	265	287
	University of California College & University Revenue	5.000%	5/15/29	310	335
	University of California College & University Revenue	5.000%	5/15/29	440	457
	University of California College & University Revenue	5.000%	5/15/29	430	465
	University of California College & University Revenue	5.000%	5/15/29	750	811
	University of California College & University Revenue	5.000%	5/15/29	220	238
	University of California College & University Revenue	5.000%	5/15/30	365	378
	University of California College & University Revenue	5.000%	5/15/30	1,000	1,096
	University of California College & University Revenue	5.000%	5/15/30	470	515
	University of California College & University Revenue	5.000%	5/15/31	225	233
	University of California College & University Revenue	5.000%	5/15/31	230	255
	University of California College & University Revenue	5.000%	5/15/31	500	554
	University of California College & University Revenue	5.000%	5/15/31	500	554
	University of California College & University Revenue	5.000%	5/15/32	515	576
	University of California College & University Revenue	5.000%	5/15/32	1,500	1,678
	Ventura County Community College District GO	3.125%	8/1/31	230	228
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	405	419
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	400	416
					158,769
Colorado (0.8%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/29	320	348
	Adams 12 Five Star Schools GO	5.000%	12/15/26	125	129
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	25	26
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	240	246
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	120	123
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/25	160	162
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/26	365	377
	Colorado COP	5.000%	12/15/30	235	258
	Colorado COP	5.000%	3/15/31	125	130
	Colorado COP	5.000%	12/15/31	320	337
	Colorado COP	5.000%	3/15/32	405	416
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Parkview Medical Center Inc. Project), Prere.	4.000%	9/1/30	310	325
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/30	50	55
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	120	121
	Denver City & County School District No. 1 GO	5.000%	12/1/25	185	187
	Denver City & County School District No. 1 GO	4.000%	12/1/26	275	276
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	15	15
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	380	383
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/29	5	5
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/30	5	6
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	500	511
	Denver CO City & County GO	5.000%	8/1/27	155	162
	Denver CO City & County GO	5.000%	8/1/28	100	107
	Denver CO City & County GO	5.000%	8/1/29	145	157
	Denver CO City & County GO	5.000%	8/1/30	270	298
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	130	139
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	175	174
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	110	95
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	230	191
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	100	93
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	15	13
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	420	442
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	250	263
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	445	468
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	165	177
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	155	169
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	275	299
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/31	500	557
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	100	103
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	115	119
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	30	31
					8,493
9

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut (3.6%)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	35	35
Connecticut GO	5.000%	6/15/25	25	25
Connecticut GO	5.000%	8/1/25	120	120
Connecticut GO	5.000%	9/15/25	380	382
Connecticut GO	5.000%	11/15/25	505	510
Connecticut GO	5.000%	1/15/26	150	152
Connecticut GO	5.000%	4/15/26	130	132
Connecticut GO	5.000%	4/15/26	100	102
Connecticut GO	5.000%	5/15/26	185	189
Connecticut GO	5.000%	8/1/26	100	102
Connecticut GO	5.000%	10/15/26	45	46
Connecticut GO	5.000%	11/15/26	925	934
Connecticut GO	5.000%	11/15/26	455	468
Connecticut GO	5.000%	11/15/26	250	257
Connecticut GO	4.000%	1/15/27	80	81
Connecticut GO	4.000%	1/15/27	100	102
Connecticut GO	5.000%	4/15/27	275	285
Connecticut GO	5.000%	4/15/27	60	62
Connecticut GO	5.000%	5/15/27	45	46
Connecticut GO	5.000%	6/15/27	25	25
Connecticut GO	5.000%	6/15/27	200	209
Connecticut GO	5.000%	9/15/27	305	320
Connecticut GO	5.000%	11/15/27	50	53
Connecticut GO	4.000%	1/15/28	515	528
Connecticut GO	4.000%	1/15/28	395	405
Connecticut GO	5.000%	1/15/28	290	306
Connecticut GO	5.000%	1/15/28	400	422
Connecticut GO	5.000%	4/15/28	270	286
Connecticut GO	5.000%	4/15/28	250	265
Connecticut GO	5.000%	9/15/28	290	309
Connecticut GO	5.000%	11/15/28	280	300
Connecticut GO	5.000%	11/15/28	265	284
Connecticut GO	4.000%	1/15/29	325	336
Connecticut GO	4.000%	1/15/29	155	160
Connecticut GO	5.000%	1/15/29	120	129
Connecticut GO	5.000%	4/15/29	350	377
Connecticut GO	3.250%	11/15/29	65	65
Connecticut GO	5.000%	11/15/29	260	282
Connecticut GO	5.000%	12/1/29	750	815
Connecticut GO	4.000%	1/15/30	115	120
Connecticut GO	4.000%	1/15/30	220	229
Connecticut GO	5.000%	4/15/30	150	161
Connecticut GO	5.000%	9/1/30	350	384
Connecticut GO	5.000%	9/15/30	40	44
Connecticut GO	5.000%	11/15/30	395	434
Connecticut GO	5.000%	11/15/30	565	621
Connecticut GO	4.000%	1/15/31	260	271
Connecticut GO	4.000%	1/15/31	425	443
Connecticut GO	5.000%	1/15/31	160	173
Connecticut GO	5.000%	1/15/31	460	507
Connecticut GO	5.000%	4/15/31	300	321
Connecticut GO	5.000%	9/15/31	85	94
Connecticut GO	5.000%	11/15/31	110	122
Connecticut GO	5.000%	11/15/31	435	484
Connecticut GO	5.000%	12/1/31	1,000	1,112
Connecticut GO	5.000%	1/15/32	200	216
Connecticut GO	5.000%	3/15/32	1,000	1,115
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	420	421
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	2,115	2,118
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	1,000	1,002
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	245	246
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	75	76
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	105	107
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	35	36
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	100	102
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	500	512
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	85	85
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	485	499
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	110	114
10

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	140	146
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	125	131
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	100	104
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	500	522
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	145	145
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	285	292
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	100	105
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	160	169
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	125	133
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	500	532
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	170	170
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	865	886
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	105	110
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	560	603
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	200	215
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	485	524
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	155	167
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	500	540
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	20	20
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	130	138
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	150	164
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	25	27
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	500	547
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	50	50
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	120	123
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	125	132
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	75	78
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	320	348
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	400	443
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	340	376
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	350	351
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	285	301
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/32	500	522
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	1,400	1,389
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	1,150	1,141
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,315	1,291
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	10	10
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	400	399
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	40	42
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/30	700	760
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/32	500	551
[5]	New Haven CT GO	5.000%	8/1/31	70	77
					36,849
Delaware (0.2%)
	Delaware GO	5.000%	1/1/26	395	400
	Delaware GO	5.000%	1/1/27	315	326
	Delaware GO	5.000%	1/1/28	167	176
	Delaware GO	5.000%	3/1/29	715	772
	Delaware GO	5.000%	3/1/31	380	423
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	185	203
					2,300
District of Columbia (1.9%)
	District of Columbia College & University Revenue	5.000%	4/1/30	65	67
	District of Columbia GO	5.000%	6/1/25	2,110	2,110
	District of Columbia GO	5.000%	10/15/26	495	509
	District of Columbia GO	5.000%	10/15/27	335	352
	District of Columbia GO	5.000%	12/1/27	100	105
	District of Columbia GO	5.000%	6/1/28	100	106
	District of Columbia GO	5.000%	10/15/28	110	117
	District of Columbia GO	5.000%	12/1/28	350	374
	District of Columbia GO	5.000%	6/1/29	370	398
	District of Columbia GO	5.000%	10/15/29	845	907
	District of Columbia GO	5.000%	6/1/30	110	120
	District of Columbia GO	5.000%	10/15/30	515	549
	District of Columbia GO	5.000%	12/1/30	595	653
	District of Columbia GO	5.000%	6/1/31	1,070	1,103
	District of Columbia GO	5.000%	8/1/31	455	503
	District of Columbia GO	5.000%	10/15/31	250	266
	District of Columbia GO	5.000%	6/1/32	410	422
11

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	10/1/25	35	35
	District of Columbia Income Tax Revenue	5.000%	10/1/25	180	181
	District of Columbia Income Tax Revenue	5.000%	12/1/25	90	91
	District of Columbia Income Tax Revenue	5.000%	10/1/26	400	412
	District of Columbia Income Tax Revenue	5.000%	12/1/26	95	98
	District of Columbia Income Tax Revenue	5.000%	10/1/27	400	419
	District of Columbia Income Tax Revenue	5.000%	10/1/27	390	409
	District of Columbia Income Tax Revenue	5.000%	12/1/27	140	147
	District of Columbia Income Tax Revenue	5.000%	6/1/28	250	265
	District of Columbia Income Tax Revenue	5.000%	10/1/28	185	197
	District of Columbia Income Tax Revenue	5.000%	10/1/28	190	203
	District of Columbia Income Tax Revenue	5.000%	3/1/29	235	252
	District of Columbia Income Tax Revenue	5.000%	10/1/29	340	368
	District of Columbia Income Tax Revenue	5.000%	10/1/29	255	276
	District of Columbia Income Tax Revenue	5.000%	12/1/29	210	228
	District of Columbia Income Tax Revenue	5.000%	3/1/30	595	639
	District of Columbia Income Tax Revenue	5.000%	10/1/30	130	142
	District of Columbia Income Tax Revenue	5.000%	10/1/30	330	362
	District of Columbia Income Tax Revenue	5.000%	3/1/31	350	375
	District of Columbia Income Tax Revenue	5.000%	10/1/31	100	111
	District of Columbia Income Tax Revenue	5.000%	10/1/31	270	299
	District of Columbia Income Tax Revenue	5.000%	10/1/31	320	355
	District of Columbia Income Tax Revenue	5.000%	12/1/31	120	133
	District of Columbia Income Tax Revenue	5.000%	3/1/32	395	422
	District of Columbia Income Tax Revenue	5.000%	6/1/32	100	112
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/30	165	135
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	500	523
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	10	10
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	50	52
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	260	270
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	1,000	1,030
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	2,130	2,323
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	155	171
					19,706
Florida (2.8%)
	Broward County FL School District COP	5.000%	7/1/26	365	366
	Broward County FL School District COP	5.000%	7/1/27	475	494
[5,6]	Broward County FL School District COP	5.000%	7/1/27	250	260
	Broward County FL School District COP	5.000%	7/1/28	1,090	1,152
	Broward County FL School District COP	5.000%	7/1/30	160	173
[5,6]	Broward County FL School District COP	5.000%	7/1/30	225	244
	Broward County FL School District COP	5.000%	7/1/31	715	770
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	725	756
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	425	433
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	625	629
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	250	251
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	360	398
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	500	506
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	315	322
[1]	Duval County Public Schools COP	5.000%	7/1/25	300	300
[1]	Duval County Public Schools COP	5.000%	7/1/26	105	107
[1]	Duval County Public Schools COP	5.000%	7/1/27	170	177
[1]	Duval County Public Schools COP	5.000%	7/1/28	390	412
[1]	Duval County Public Schools COP	5.000%	7/1/29	265	284
[1]	Duval County Public Schools COP	5.000%	7/1/30	850	922
[1]	Duval County Public Schools COP	5.000%	7/1/31	145	157
	Florida Department of Management Services COP	5.000%	11/1/26	270	278
	Florida Department of Management Services COP	5.000%	11/1/27	75	79
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	60	60
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	305	318
	Florida GO	5.000%	7/1/25	65	65
	Florida GO	5.000%	6/1/26	750	766
	Florida GO	5.000%	6/1/27	500	522
	Florida GO	5.000%	6/1/29	400	432
	Florida GO	5.000%	6/1/31	95	106
	Florida GO	5.000%	6/1/32	110	123
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	360	361
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	270	273
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	505	516
12

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	100	102
	Florida Lottery Revenue	5.000%	7/1/25	50	50
	Florida Lottery Revenue	5.000%	7/1/25	150	150
	Florida Lottery Revenue	5.000%	7/1/27	1,140	1,189
	Florida Lottery Revenue	5.000%	7/1/28	455	483
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	170	174
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	225	230
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	700	715
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	105	107
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	1,000	1,001
	Hillsborough County School Board COP	5.000%	7/1/29	120	128
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	125	131
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	390	406
[5]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	545	581
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	5	5
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	355	369
[5]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	100	110
[5]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	370	410
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	560	584
	Lee County FL School Board COP	3.000%	8/1/26	75	75
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	125	125
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/25	110	111
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	1,035	1,042
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	390	409
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	255	268
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	845	883
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/29	165	172
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	285	313
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/31	250	277
	Miami-Dade County School Board COP	5.000%	2/1/26	65	66
	Miami-Dade County School Board COP	5.000%	5/1/26	500	508
	Miami-Dade County School Board COP	5.000%	2/1/27	195	197
	Miami-Dade County School Board COP	5.000%	2/1/28	85	86
	Miami-Dade County School Board COP	5.000%	5/1/28	250	263
	Miami-Dade County School Board COP	4.000%	8/1/28	145	145
	Miami-Dade County School Board COP	5.000%	2/1/29	225	227
	Miami-Dade County School Board COP	5.000%	5/1/29	150	160
	Miami-Dade County School Board COP	4.000%	8/1/29	155	155
	Miami-Dade County School Board COP	5.000%	5/1/30	135	145
	Miami-Dade County School Board COP	5.000%	2/1/31	300	303
	Miami-Dade County School Board COP	5.000%	5/1/31	150	163
	Orange County School Board COP, Prere.	5.000%	8/1/25	215	216
	Orange County School Board COP, Prere.	5.000%	8/1/25	100	100
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	180	161
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	65	65
	Palm Beach County School District COP	5.000%	8/1/27	415	433
	Palm Beach County School District COP	5.000%	8/1/27	10	10
	Palm Beach County School District COP	5.000%	8/1/28	395	419
	Palm Beach County School District COP	5.000%	8/1/31	1,185	1,189
[6]	Palm Beach County School District COP	5.000%	8/1/31	250	275
	Tampa Bay Water Revenue	4.000%	10/1/31	200	200
[4]	Tampa Bay Water Revenue, ETM	6.000%	10/1/29	215	238
					29,336
Georgia (2.0%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	185	185
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	155	159
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	5	5
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	175	186
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	240	259
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	315	344
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	125	125
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	45	45
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	35	36
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	245	246
[7]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/30	500	549
[7]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	500	555
	Georgia GO	4.000%	7/1/25	20	20
	Georgia GO	5.000%	7/1/25	200	200
	Georgia GO	5.000%	7/1/25	50	50
13

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia GO	5.000%	7/1/25	100	100
Georgia GO	5.000%	8/1/25	165	166
Georgia GO	5.000%	12/1/25	15	15
Georgia GO	4.000%	1/1/26	270	272
Georgia GO	5.000%	1/1/26	85	86
Georgia GO	4.000%	2/1/26	165	165
Georgia GO	5.000%	2/1/26	105	106
Georgia GO	5.000%	2/1/26	445	451
Georgia GO	5.000%	7/1/26	325	333
Georgia GO	5.000%	7/1/26	130	133
Georgia GO	5.000%	8/1/26	290	297
Georgia GO	3.000%	1/1/27	405	406
Georgia GO	4.000%	1/1/27	100	102
Georgia GO	5.000%	2/1/27	290	301
Georgia GO	5.000%	7/1/27	425	445
Georgia GO	5.000%	7/1/27	15	16
Georgia GO	5.000%	7/1/27	55	57
Georgia GO	5.000%	7/1/27	100	105
Georgia GO	5.000%	8/1/27	450	472
Georgia GO	5.000%	12/1/27	320	331
Georgia GO	4.000%	1/1/28	335	345
Georgia GO	5.000%	2/1/28	725	752
Georgia GO	4.000%	7/1/28	195	202
Georgia GO	5.000%	7/1/28	160	171
Georgia GO	5.000%	7/1/28	430	459
Georgia GO	5.000%	7/1/28	385	403
Georgia GO	5.000%	8/1/28	230	246
Georgia GO	3.000%	2/1/29	140	139
Georgia GO	5.000%	2/1/29	655	677
Georgia GO	4.000%	7/1/29	415	433
Georgia GO	5.000%	7/1/29	10	10
Georgia GO	5.000%	7/1/29	180	195
Georgia GO	5.000%	7/1/29	150	159
Georgia GO	5.000%	8/1/29	50	54
Georgia GO	3.000%	2/1/30	55	55
Georgia GO	5.000%	2/1/30	100	103
Georgia GO	5.000%	7/1/30	575	621
Georgia GO	5.000%	7/1/30	635	699
Georgia GO	5.000%	7/1/30	200	212
Georgia GO	4.000%	2/1/31	1,000	1,002
Georgia GO	5.000%	7/1/31	75	81
Georgia GO	5.000%	7/1/31	125	132
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	75	75
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,730	1,766
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	270	281
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	280	297
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	135	146
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	215	235
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/31	190	207
Gwinnett County School District GO	5.000%	8/1/26	285	293
Gwinnett County School District GO	5.000%	8/1/27	285	299
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	140	140
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	650	704
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	720	779
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	440	482
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	410	414
				20,591
Hawaii (1.1%)
Hawaii GO	5.000%	10/1/25	170	171
Hawaii GO	5.000%	1/1/26	75	76
Hawaii GO	4.000%	4/1/26	65	66
Hawaii GO	5.000%	5/1/26	140	143
Hawaii GO	5.000%	10/1/26	445	448
Hawaii GO	5.000%	10/1/26	315	324
Hawaii GO	5.000%	4/1/27	165	168
Hawaii GO	5.000%	5/1/27	200	208
Hawaii GO	5.000%	8/1/27	350	350
Hawaii GO	5.000%	10/1/27	215	221
Hawaii GO	5.000%	10/1/27	225	230
14

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO	5.000%	1/1/28	350	369
	Hawaii GO	4.000%	4/1/28	285	287
	Hawaii GO	5.000%	5/1/28	50	52
	Hawaii GO	5.000%	10/1/28	100	103
	Hawaii GO	5.000%	1/1/29	380	399
	Hawaii GO	4.000%	4/1/29	100	101
	Hawaii GO	5.000%	10/1/29	95	97
	Hawaii GO	5.000%	1/1/30	335	352
	Hawaii GO	4.000%	5/1/30	30	30
	Hawaii GO	5.000%	10/1/30	20	21
	Hawaii GO	5.000%	1/1/31	145	152
	Hawaii GO	4.000%	5/1/31	165	167
	Hawaii GO	4.000%	10/1/31	475	477
	Hawaii GO	5.000%	10/1/31	105	109
	Hawaii GO, Prere.	5.000%	10/1/25	30	30
	Hawaii GO, Prere.	5.000%	10/1/25	175	176
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	150	152
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	315	320
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/26	245	251
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	150	156
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	225	233
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/27	115	121
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	925	978
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	300	317
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/28	440	469
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	230	247
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	150	161
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/29	370	391
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	100	109
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	565	617
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/30	100	106
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	465	506
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	345	381
					10,842
Idaho (0.4%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	230	247
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	60	61
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	10	10
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/26	345	352
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/26	500	510
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/27	700	730
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/27	500	522
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/28	285	303
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/28	500	532
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/30	275	302
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/31	245	272
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/31	280	310
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	15	15
					4,166
Illinois (5.8%)
	Chicago IL GO	5.000%	1/1/27	250	255
	Chicago IL GO	5.000%	1/1/28	155	159
	Chicago IL GO	0.000%	1/1/29	100	87
	Chicago IL GO	5.000%	1/1/29	150	156
	Chicago IL GO	5.000%	1/1/30	625	650
	Chicago IL GO	5.000%	1/1/31	255	267
	Chicago IL GO	5.000%	1/1/32	375	391
	Chicago IL GO, ETM	5.000%	1/1/26	150	152
[4]	Chicago IL GO, ETM	0.000%	1/1/28	210	193
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	530	582
[7]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	210	212
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	160	165
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	205	215
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	95	98
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	225	227
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	585	624
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	155	165
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,000	1,007
15

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	375	405
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	310	338
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	655	659
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	260	286
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,050	1,094
	Cook County IL GO	4.000%	11/15/25	110	110
	Cook County IL GO	5.000%	11/15/25	265	267
	Cook County IL GO	4.000%	11/15/26	85	86
[1]	Cook County IL GO	5.000%	11/15/26	545	560
	Cook County IL GO	4.000%	11/15/27	615	627
	Cook County IL GO	5.000%	11/15/28	65	69
	Cook County IL GO	5.000%	11/15/29	860	928
	Cook County IL GO	5.000%	11/15/30	190	194
	Cook County IL GO	5.000%	11/15/31	150	153
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/30	875	924
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/31	25	26
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	585	639
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/28	150	158
	Illinois GO	5.000%	7/1/25	220	220
	Illinois GO	5.000%	11/1/25	1,380	1,390
	Illinois GO	5.000%	11/1/25	1,220	1,229
	Illinois GO	5.000%	12/1/25	135	136
	Illinois GO	5.000%	2/1/26	1,190	1,204
	Illinois GO	5.000%	2/1/26	1,185	1,199
	Illinois GO	5.000%	3/1/26	150	152
	Illinois GO	5.000%	3/1/26	150	152
	Illinois GO	5.000%	5/1/26	500	508
	Illinois GO	5.000%	7/1/26	265	270
	Illinois GO	5.000%	10/1/26	155	158
	Illinois GO	5.000%	11/1/26	280	287
	Illinois GO	5.000%	11/1/26	1,000	1,024
	Illinois GO	5.000%	12/1/26	5	5
	Illinois GO	5.000%	2/1/27	930	955
	Illinois GO	5.000%	2/1/27	385	396
	Illinois GO	5.000%	3/1/27	690	710
	Illinois GO	5.000%	3/1/27	200	206
	Illinois GO	5.000%	6/1/27	155	157
	Illinois GO	5.000%	7/1/27	320	331
	Illinois GO	5.000%	10/1/27	65	67
	Illinois GO	5.000%	10/1/27	50	52
	Illinois GO	5.000%	11/1/27	2,490	2,590
	Illinois GO	5.000%	2/1/28	1,175	1,204
	Illinois GO	5.000%	3/1/28	350	364
	Illinois GO	5.000%	3/1/28	235	245
	Illinois GO	5.000%	3/1/28	150	156
	Illinois GO	5.000%	5/1/28	260	271
	Illinois GO	5.000%	5/1/28	10	10
	Illinois GO	5.000%	7/1/28	525	548
	Illinois GO	5.000%	10/1/28	190	199
	Illinois GO	5.000%	11/1/28	395	408
	Illinois GO	5.000%	12/1/28	25	26
	Illinois GO	5.000%	2/1/29	370	378
	Illinois GO	5.000%	2/1/29	355	373
	Illinois GO	5.000%	3/1/29	400	421
	Illinois GO	5.000%	5/1/29	100	105
	Illinois GO	5.000%	5/1/29	95	100
	Illinois GO	5.000%	7/1/29	595	628
	Illinois GO	5.000%	10/1/29	210	219
	Illinois GO	5.000%	10/1/29	155	164
	Illinois GO	5.000%	10/1/29	100	104
	Illinois GO	5.000%	11/1/29	695	717
[1]	Illinois GO	4.000%	2/1/30	425	426
	Illinois GO	5.000%	2/1/30	115	122
	Illinois GO	5.000%	3/1/30	365	387
	Illinois GO	5.000%	3/1/30	340	361
	Illinois GO	5.000%	5/1/30	120	128
	Illinois GO	5.500%	5/1/30	975	1,027
	Illinois GO	5.000%	7/1/30	660	702
	Illinois GO	5.000%	10/1/30	100	104
	Illinois GO	5.000%	12/1/30	245	262
16

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Illinois GO	4.000%	2/1/31	290	290
	Illinois GO	5.000%	2/1/31	160	171
	Illinois GO	5.000%	3/1/31	25	27
	Illinois GO	5.000%	3/1/31	200	214
	Illinois GO	5.000%	5/1/31	520	557
	Illinois GO	5.000%	7/1/31	105	113
	Illinois GO	5.000%	10/1/31	1,065	1,132
	Illinois GO	5.000%	12/1/31	65	70
	Illinois GO	5.000%	2/1/32	405	436
	Illinois GO	5.000%	3/1/32	250	269
	Illinois GO	5.000%	5/1/32	500	538
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	115	115
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	235	235
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	185	185
	Illinois Sales Tax Revenue	5.000%	6/15/28	350	367
	Illinois Sales Tax Revenue	5.000%	6/15/30	360	385
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	435	440
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	390	395
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	135	137
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	150	155
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	580	600
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	275	285
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	960	1,010
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	465	497
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	930	995
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	205	218
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	720	781
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	150	163
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	450	477
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	505	545
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	225	243
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	705	705
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	335	338
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/26	435	439
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/27	345	321
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/28	460	410
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	230	237
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/30	500	409
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	135	136
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	245	253
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	20	21
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	480	492
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	845	865
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,100	1,123
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	325	361
	New Lenox IL GO	3.000%	12/15/26	60	60
	Ogle Lee & DeKalb Counties Township High School District No. 212 Rochelle GO	3.000%	12/1/26	60	60
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/29	215	231
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	10	10
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/30	1,255	1,342
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	310	335
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	775	795
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	355	370
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	335	354
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	570	610
[1]	St Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/28	25	26
	Will County IL GO, Prere.	5.000%	11/15/25	75	76
					59,215
Indiana (0.4%)
	Carmel Clay Industry Public Library GO	3.000%	7/15/26	65	65
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	100	109
[6]	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	400	434
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	215	236
[6]	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	1,000	1,095
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	285	288
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	25	25
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	220	225
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	135	138
17

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	390	412
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	485	518
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	315	322
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/29	85	89
[2]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/27	235	222
					4,178
Iowa (0.1%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/27	60	63
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	165	172
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	125	130
	Iowa Finance Authority Water Revenue	5.000%	8/1/30	150	156
					521
Kansas (0.8%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	200	201
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	15	15
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	455	457
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	695	698
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	125	131
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	1,050	1,055
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	565	567
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	25	25
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/31	250	278
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	260	264
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/26	4,000	4,110
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	270	278
					8,079
Kentucky (0.7%)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	305	307
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	325	333
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	3,060	3,134
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	680	696
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/26	125	128
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/27	1,060	1,111
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/28	430	458
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/29	60	65
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/28	85	90
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/30	305	330
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/31	200	218
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	505	506
					7,376
Louisiana (0.3%)
	Louisiana GO	5.000%	8/1/25	225	226
	Louisiana GO	5.000%	8/1/26	25	26
	Louisiana GO	5.000%	8/1/27	410	419
	Louisiana GO	5.000%	2/1/28	165	174
	Louisiana GO	5.000%	8/1/28	340	347
	Louisiana GO	5.000%	2/1/30	5	5
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	100	104
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	160	165
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project), Prere.	5.500%	5/15/26	75	77
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/25	1,300	1,312
					2,855
Maryland (3.0%)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	45	45
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	80	81
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	520	520
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	125	129
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	140	144
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	195	204
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	80	82
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	210	221
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	50	52
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	340	357
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	285	283
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	190	198
18

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	175	180
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	115	115
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/30	100	98
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	190	186
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/31	750	728
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/31	275	245
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	55	53
Maryland Department of Transportation Fuel Sales Tax Revenue	3.250%	5/1/32	25	24
Maryland GO	5.000%	8/1/25	3,580	3,591
Maryland GO	5.000%	8/1/25	300	301
Maryland GO	5.000%	8/1/25	5	5
Maryland GO	5.000%	8/1/25	295	296
Maryland GO	5.000%	3/15/26	110	112
Maryland GO	5.000%	3/15/26	550	559
Maryland GO	5.000%	3/15/26	415	422
Maryland GO	5.000%	6/1/26	85	85
Maryland GO	3.000%	8/1/26	120	120
Maryland GO	5.000%	8/1/26	190	195
Maryland GO	5.000%	8/1/26	360	369
Maryland GO	5.000%	8/1/26	100	103
Maryland GO	5.000%	3/1/27	80	83
Maryland GO	5.000%	3/15/27	875	909
Maryland GO	5.000%	3/15/27	160	166
Maryland GO	5.000%	3/15/27	380	395
Maryland GO	5.000%	3/15/27	80	83
Maryland GO	4.000%	6/1/27	50	50
Maryland GO	3.000%	8/1/27	215	215
Maryland GO	5.000%	8/1/27	155	162
Maryland GO	5.000%	8/1/27	85	89
Maryland GO	5.000%	8/1/27	635	665
Maryland GO	5.000%	8/1/27	30	31
Maryland GO	5.000%	8/1/27	350	366
Maryland GO	4.000%	3/1/28	240	247
Maryland GO	5.000%	3/15/28	75	78
Maryland GO	5.000%	3/15/28	370	392
Maryland GO	5.000%	3/15/28	125	133
Maryland GO	4.000%	6/1/28	80	80
Maryland GO	5.000%	6/1/28	150	160
Maryland GO	4.000%	8/1/28	45	47
Maryland GO	5.000%	8/1/28	210	224
Maryland GO	5.000%	8/1/28	130	139
Maryland GO	5.000%	8/1/28	185	198
Maryland GO	5.000%	8/1/28	890	950
Maryland GO	5.000%	8/1/28	890	950
Maryland GO	4.000%	3/1/29	365	379
Maryland GO	5.000%	3/1/29	330	356
Maryland GO	5.000%	3/15/29	290	306
Maryland GO	5.000%	3/15/29	105	113
Maryland GO	5.000%	3/15/29	510	550
Maryland GO	4.000%	6/1/29	200	200
Maryland GO	4.000%	8/1/29	190	198
Maryland GO	5.000%	8/1/29	200	217
Maryland GO	5.000%	8/1/29	490	521
Maryland GO	5.000%	8/1/29	500	519
Maryland GO	5.000%	8/1/29	90	98
Maryland GO	5.000%	3/15/30	285	300
Maryland GO	5.000%	3/15/30	685	735
Maryland GO	5.000%	3/15/30	230	252
Maryland GO	3.250%	8/1/30	150	150
Maryland GO	5.000%	8/1/30	155	167
Maryland GO	5.000%	8/1/30	255	281
Maryland GO	5.000%	8/1/30	510	561
Maryland GO	5.000%	8/1/30	565	599
Maryland GO	5.000%	3/1/31	475	527
Maryland GO	5.000%	3/15/31	750	802
Maryland GO	5.000%	3/15/31	235	256
Maryland GO	5.000%	3/15/31	245	272
Maryland GO	5.000%	8/1/31	180	194
Maryland GO	5.000%	8/1/31	175	185
Maryland GO	5.000%	8/1/31	240	263
19

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	5.000%	8/1/31	265	296
	Maryland GO	5.000%	3/1/32	300	330
	Maryland GO	5.000%	3/15/32	125	135
	Maryland GO	5.000%	8/1/32	1,165	1,285
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/26	135	138
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/26	430	438
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	135	143
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/31	50	55
	Montgomery County MD GO	5.000%	10/1/25	160	161
	Montgomery County MD GO	5.000%	10/1/26	360	370
	Montgomery County MD GO	5.000%	10/1/27	115	121
	Montgomery County MD GO	5.000%	12/1/29	120	131
	Prince George's County MD GO	5.000%	7/15/26	80	82
	Prince George's County MD GO	5.000%	9/15/26	45	46
	Prince George's County MD GO	5.000%	7/15/27	315	329
	Prince George's County MD GO	5.000%	7/15/28	235	251
	Prince George's County MD GO	3.000%	9/15/28	175	174
	Prince George's County MD GO	5.000%	7/15/29	610	649
	Prince George's County MD GO	5.000%	7/15/31	120	127
					31,177
Massachusetts (3.4%)
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Government Fund/Grant Revenue	5.000%	6/15/26	260	260
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Government Fund/Grant Revenue GAN	5.000%	6/15/26	305	305
	Commonwealth of Massachusetts GO	5.000%	7/1/25	25	25
	Commonwealth of Massachusetts GO	5.000%	7/1/25	460	461
	Commonwealth of Massachusetts GO	5.000%	8/1/25	30	30
	Commonwealth of Massachusetts GO	5.000%	9/1/25	4,015	4,035
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	305	307
	Commonwealth of Massachusetts GO	5.000%	10/1/25	10	10
	Commonwealth of Massachusetts GO	5.000%	11/1/25	55	56
	Commonwealth of Massachusetts GO	3.000%	12/1/25	150	150
	Commonwealth of Massachusetts GO	5.000%	1/1/26	205	208
	Commonwealth of Massachusetts GO	5.000%	3/1/26	50	51
	Commonwealth of Massachusetts GO	5.000%	4/1/26	10	10
	Commonwealth of Massachusetts GO	5.000%	5/1/26	100	102
	Commonwealth of Massachusetts GO	5.000%	7/1/26	145	148
	Commonwealth of Massachusetts GO	5.000%	7/1/26	515	527
	Commonwealth of Massachusetts GO	5.000%	7/1/26	500	512
	Commonwealth of Massachusetts GO	5.000%	7/1/26	360	368
	Commonwealth of Massachusetts GO	5.000%	10/1/26	140	144
	Commonwealth of Massachusetts GO	5.000%	11/1/26	95	98
	Commonwealth of Massachusetts GO	5.000%	11/1/26	195	201
	Commonwealth of Massachusetts GO	3.000%	12/1/26	105	105
	Commonwealth of Massachusetts GO	5.000%	12/1/26	220	227
	Commonwealth of Massachusetts GO	5.000%	1/1/27	415	429
	Commonwealth of Massachusetts GO	5.000%	5/1/27	100	104
	Commonwealth of Massachusetts GO	5.000%	7/1/27	210	220
	Commonwealth of Massachusetts GO	5.000%	7/1/27	250	256
	Commonwealth of Massachusetts GO	5.000%	7/1/27	230	240
	Commonwealth of Massachusetts GO	5.000%	7/1/27	150	157
	Commonwealth of Massachusetts GO	5.000%	9/1/27	205	215
	Commonwealth of Massachusetts GO	5.000%	10/1/27	320	336
	Commonwealth of Massachusetts GO	5.000%	11/1/27	15	16
	Commonwealth of Massachusetts GO	5.000%	11/1/27	235	247
	Commonwealth of Massachusetts GO	3.000%	12/1/27	300	300
	Commonwealth of Massachusetts GO	5.000%	1/1/28	600	633
	Commonwealth of Massachusetts GO	5.000%	5/1/28	100	106
	Commonwealth of Massachusetts GO	3.000%	7/1/28	275	273
	Commonwealth of Massachusetts GO	3.250%	7/1/28	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/28	150	153
	Commonwealth of Massachusetts GO	5.000%	7/1/28	510	543
	Commonwealth of Massachusetts GO	5.000%	7/1/28	300	320
	Commonwealth of Massachusetts GO	5.250%	8/1/28	215	231
	Commonwealth of Massachusetts GO	5.000%	11/1/28	125	134
	Commonwealth of Massachusetts GO	5.000%	11/1/28	30	32
	Commonwealth of Massachusetts GO	5.000%	1/1/29	55	58
	Commonwealth of Massachusetts GO	5.000%	5/1/29	100	108
20

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10	10
	Commonwealth of Massachusetts GO	5.000%	7/1/29	390	423
	Commonwealth of Massachusetts GO	5.000%	7/1/29	160	173
	Commonwealth of Massachusetts GO	5.000%	9/1/29	5	5
	Commonwealth of Massachusetts GO	5.000%	10/1/29	450	490
	Commonwealth of Massachusetts GO	5.000%	11/1/29	10	11
	Commonwealth of Massachusetts GO	5.000%	1/1/30	115	121
	Commonwealth of Massachusetts GO	5.000%	1/1/30	25	27
	Commonwealth of Massachusetts GO	5.000%	3/1/30	475	519
	Commonwealth of Massachusetts GO	5.000%	7/1/30	30	30
	Commonwealth of Massachusetts GO	5.000%	7/1/30	215	236
[2]	Commonwealth of Massachusetts GO	5.500%	8/1/30	540	598
	Commonwealth of Massachusetts GO	5.000%	9/1/30	130	143
	Commonwealth of Massachusetts GO	5.000%	9/1/30	385	416
	Commonwealth of Massachusetts GO	5.000%	10/1/30	275	303
	Commonwealth of Massachusetts GO	5.000%	11/1/30	220	243
	Commonwealth of Massachusetts GO	5.000%	11/1/30	200	221
	Commonwealth of Massachusetts GO	5.000%	12/1/30	500	552
	Commonwealth of Massachusetts GO	5.000%	1/1/31	270	287
	Commonwealth of Massachusetts GO	5.000%	1/1/31	70	73
	Commonwealth of Massachusetts GO	5.000%	3/1/31	415	460
	Commonwealth of Massachusetts GO	5.000%	5/1/31	115	128
	Commonwealth of Massachusetts GO	5.000%	7/1/31	345	352
	Commonwealth of Massachusetts GO	5.000%	7/1/31	295	301
	Commonwealth of Massachusetts GO	5.000%	7/1/31	500	557
	Commonwealth of Massachusetts GO	5.000%	9/1/31	270	301
	Commonwealth of Massachusetts GO	5.000%	10/1/31	1,105	1,233
	Commonwealth of Massachusetts GO	5.000%	11/1/31	90	94
	Commonwealth of Massachusetts GO	5.000%	11/1/31	235	263
	Commonwealth of Massachusetts GO	5.000%	12/1/31	165	185
	Commonwealth of Massachusetts GO	5.000%	3/1/32	1,330	1,490
	Commonwealth of Massachusetts GO	5.000%	7/1/32	500	562
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	285	297
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	65	72
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/26	215	218
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	250	250
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	920	942
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	205	214
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	300	269
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	15	16
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/28	175	188
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	55	47
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	80	87
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	20	22
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	105	117
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	250	278
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/25	275	275
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	125	115
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/29	105	94
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	265	270
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/27	255	260
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	150	157
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	235	236
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/30	435	470
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/31	35	36
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/32	685	751
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	285	286
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	160	160
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	25	25
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	205	208
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	230	233
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	55	57
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	95	98
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	65	70
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	655	696
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	130	131
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	250	256
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	365	375
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	40	42
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	25	27
21

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	405	415
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	150	153
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	135	141
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	400	416
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	5	5
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	400	410
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	75	77
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	475	479
					34,799
Michigan (1.2%)
[1,8]	Detroit City School District GO	6.000%	5/1/29	245	262
[1,8]	Detroit City School District GO	5.250%	5/1/30	355	391
[1,8]	Detroit City School District GO	5.250%	5/1/32	225	249
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	235	235
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	910	930
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/31	250	277
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	200	203
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	40	41
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	90	90
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	530	551
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	140	142
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,160	1,179
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	110	122
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	780	793
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	300	311
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	70	72
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	645	663
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	545	560
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	245	251
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/31	600	613
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/26	170	175
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	110	111
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	290	292
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	100	107
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	350	352
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	140	141
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	400	402
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	215	226
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	175	188
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	350	382
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	565	625
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	190	212
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	30	33
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/29	230	251
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	320	354
	University of Michigan College & University Revenue	5.000%	4/1/26	70	71
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	385	391
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	175	178
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	105	109
					12,535
Minnesota (1.2%)
	Metropolitan Council GAN GO	5.000%	12/1/25	820	829
	Metropolitan Council GAN GO	5.000%	12/1/26	1,250	1,291
	Metropolitan Council GAN GO	5.000%	12/1/27	115	121
	Metropolitan Council GAN GO	5.000%	12/1/28	350	375
	Metropolitan Council GAN GO	5.000%	12/1/29	180	196
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	105	106
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	100	103
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	230	237
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	190	196
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	590	606
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	545	559
	Minnesota Appropriations Revenue	5.000%	3/1/27	390	405
	Minnesota Appropriations Revenue	5.000%	3/1/28	260	275
	Minnesota Appropriations Revenue	5.000%	3/1/29	230	247
	Minnesota GO	5.000%	8/1/25	470	472
	Minnesota GO	5.000%	8/1/25	75	75
	Minnesota GO	5.000%	8/1/25	285	286
	Minnesota GO	5.000%	10/1/25	15	15
22

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota GO	5.000%	8/1/26	505	507
	Minnesota GO	5.000%	8/1/26	130	133
	Minnesota GO	5.000%	8/1/26	275	282
	Minnesota GO	5.000%	8/1/26	120	123
	Minnesota GO	5.000%	8/1/26	190	195
	Minnesota GO	5.000%	9/1/26	635	652
	Minnesota GO	5.000%	10/1/26	55	57
	Minnesota GO	5.000%	8/1/27	120	120
	Minnesota GO	5.000%	8/1/27	70	72
	Minnesota GO	5.000%	8/1/27	155	162
	Minnesota GO	5.000%	9/1/27	145	152
	Minnesota GO	5.000%	10/1/27	295	310
	Minnesota GO	5.000%	8/1/28	175	186
	Minnesota GO	5.000%	8/1/28	895	954
	Minnesota GO	5.000%	9/1/28	100	107
	Minnesota GO	3.000%	10/1/29	100	99
	Minnesota GO	5.000%	8/1/30	170	187
	Minnesota GO	5.000%	9/1/30	240	264
	Minnesota GO	3.000%	10/1/30	250	245
	Minnesota GO	5.000%	9/1/31	305	341
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/26	10	10
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	365	380
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/31	290	322
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/32	335	375
					12,629
Mississippi (0.3%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/30	100	108
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/31	300	328
	Mississippi GO	5.000%	10/1/26	425	428
	Mississippi GO	5.000%	10/1/27	925	971
	Mississippi GO	5.000%	10/1/28	640	670
	Mississippi GO	5.000%	10/1/29	205	214
	Mississippi GO	5.000%	10/1/30	100	104
	Mississippi GO, Prere.	5.000%	10/1/27	345	362
	Mississippi GO, Prere.	5.000%	10/1/27	20	21
	Mississippi GO, Prere.	5.000%	10/1/27	85	89
	Mississippi GO, Prere.	5.000%	10/1/27	25	26
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	30	32
					3,353
Missouri (0.4%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	120	124
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/26	200	204
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/26	265	270
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/32	130	146
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	250	251
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	270	275
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/28	270	278
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	105	105
	Springfield MO Public Utility Multiple Utility Revenue	3.375%	8/1/30	110	109
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	255	255
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	100	108
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	1,560	1,719
					3,844
Nebraska (0.2%)
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/32	160	175
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	715	750
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	235	252
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/31	570	609
					1,786
Nevada (0.8%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	155	155
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	115	118
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	420	437
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	470	498
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,270	1,367
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	125	135
23

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	85	91
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	125	139
	Clark County NV GO	5.000%	11/1/26	405	417
	Clark County NV GO	5.000%	11/1/27	20	20
	Clark County NV GO	5.000%	11/1/28	100	102
	Clark County NV GO	4.000%	11/1/31	145	146
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	140	143
	Clark County School District GO	5.000%	6/15/25	95	95
	Clark County School District GO	5.000%	6/15/25	525	525
	Clark County School District GO	5.000%	6/15/25	40	40
	Clark County School District GO	5.000%	6/15/26	675	682
	Clark County School District GO	5.000%	6/15/26	435	444
	Clark County School District GO	5.000%	6/15/27	490	494
	Las Vegas Valley Water District GO	5.000%	12/1/25	95	95
	Nevada GO	5.000%	10/1/26	880	905
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	160	162
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	585	597
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	330	335
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	235	239
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	145	150
					8,531
New Jersey (7.0%)
[7]	Bayonne NJ GO, Prere.	5.000%	7/1/26	155	158
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	290	304
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	150	138
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	500	500
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	175	175
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	10	10
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	340	340
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	750	751
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	275	283
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	345	363
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	145	145
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	500	515
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	10	10
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,395	1,396
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	500	500
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	20	20
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,175	1,176
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	140	140
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,040	1,041
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	140	144
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	50	52
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	120	124
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,000	1,040
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,225	1,274
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	150	152
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	1,100	1,122
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	1,110	1,167
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	255	262
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	185	189
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/27	630	645
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	4,545	4,740
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	285	296
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	1,415	1,467
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	85	88
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	80	83
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/31	1,125	1,226
	New Jersey GO	5.000%	6/1/25	1,310	1,310
	New Jersey GO	5.000%	6/1/26	3,415	3,485
	New Jersey GO	5.000%	6/1/27	905	943
	New Jersey GO	5.000%	6/1/28	1,495	1,586
	New Jersey GO	5.000%	6/1/29	640	689
	New Jersey GO	4.000%	6/1/30	2,205	2,303
	New Jersey GO	4.000%	6/1/31	2,165	2,272
	New Jersey GO	4.000%	6/1/32	855	899
	New Jersey GO, Prere.	5.000%	6/1/25	100	100
	New Jersey GO, Prere.	5.000%	6/1/25	150	150
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	250	250
24

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	200	202
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,010
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	445	423
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	305	290
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	365	376
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	150	154
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,840	1,873
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	560	582
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	10	10
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,010	928
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	100	92
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	200	209
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	420	440
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	530	539
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	110	112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	530	560
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	100	106
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	230	204
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	370	328
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	570	505
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,045	1,111
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	100	102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	370	376
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	550	588
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	360	385
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	205	219
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	395	338
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,005	856
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,135	2,167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	100	101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,260	2,443
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	150	162
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	530	573
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	480	394
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	20	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	400	402
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	470	512
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	430	468
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	310	244
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,075	847
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	710	719
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	775	840
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	490	371
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	4.500%	12/15/28	50	53
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/28	820	880
[4]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/25	160	160
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/26	665	673
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	15	15
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	105	105
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	300	310
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	700	722
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	340	351
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	75	78
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	830	853
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	110	116
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	245	257
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	85	88
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	385	404
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	75	79
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	335	357
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	680	725
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	200	216
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	680	736
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,040	1,087
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	520	543
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	25	25
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	100	110
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,065	1,166
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	60	62
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	65	68
25

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	110	115
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	2,630	2,909
					72,463
New Mexico (0.7%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	160	163
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	225	230
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	250	261
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	130	136
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	230	244
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	495	523
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	540	583
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	370	405
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/25	500	501
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/26	1,110	1,136
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	335	350
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	180	191
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	450	479
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	460	489
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	200	216
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	40	43
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	205	222
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	280	306
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	220	241
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	125	138
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	420	464
					7,321
New York (16.4%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	100	101
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/26	100	103
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/28	100	108
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/30	200	223
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	235	239
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	225	229
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/29	375	403
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/29	50	54
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	270	294
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	205	211
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	300	326
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	75	82
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/30	185	202
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	930	942
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	120	130
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	1,295	1,425
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/31	445	492
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	105	105
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	195	211
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	140	155
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	105	107
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	35	36
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	500	509
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	170	177
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	110	114
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/27	210	221
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/27	205	216
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	150	151
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	70	70
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	35	35
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	540	549
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	105	107
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	25	26
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/30	275	300
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	90	93
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	160	165
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	235	242
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/25	60	60
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	20	21
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	20	21
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/29	175	151
26

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	85	87
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	1,000	992
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	340	331
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	425	408
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	420	400
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/25	35	35
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/28	295	303
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/29	565	580
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/28	250	247
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/30	545	449
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	455	458
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,000	2,015
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	390	393
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	350	354
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	35	36
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	295	303
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	820	841
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	405	415
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	535	551
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	270	248
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	550	574
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	110	115
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	75	78
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	70	72
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	220	229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	670	699
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	535	457
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	670	697
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	140	145
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	635	658
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,190	1,286
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	100	108
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	300	324
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	100	100
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	500	546
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,250	1,365
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/30	1,015	1,131
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/31	120	134
	Nassau County NY GO	5.000%	10/1/27	5	5
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	55	59
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	375	375
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	120	123
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/27	430	430
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	180	182
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	375	379
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	115	115
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	520	525
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	110	115
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	465	470
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	250	261
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	10	10
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	275	284
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	565	602
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	565	583
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	15	16
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	45	45
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	135	144
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	465	496
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	250	267
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	315	342
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	105	109
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	210	220
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	295	295
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	125	136
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	225	247
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	150	151
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	105	115
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	100	106
27

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	155	170
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	10	10
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	50	55
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	60	66
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	250	274
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	415	461
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	105	117
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	80	80
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	125	129
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,410	1,566
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	580	580
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	165	165
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	130	130
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	1,055	1,057
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	95	97
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	140	146
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	210	220
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	60	63
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	175	182
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	305	325
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	275	286
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	10	11
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	105	111
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	300	300
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	100	109
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	100	104
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	155	169
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	20	21
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	315	330
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	190	209
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	335	354
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	135	136
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	180	189
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	120	121
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	530	556
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	525	549
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	160	161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	285	287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	110	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	370	381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	80	81
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	105	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	210	216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	235	247
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	230	242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	490	515
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	125	131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	120	128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	750	802
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	470	502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	470	502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	195	197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	145	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	260	264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	115	125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	45	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	350	380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	335	363
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	255	262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	330	332
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	380	392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	55	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	110	112
28

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	255	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	250	258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	775	850
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	105	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	345	378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	725	795
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	420	424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	70	71
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	80	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	215	234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	110	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	85	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	325	336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	145	149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	120	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	335	371
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	70	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	140	143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	125	126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/25	135	135
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/25	875	878
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	95	96
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/26	325	335
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	130	137
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	750	788
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	400	420
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	250	263
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	315	334
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	480	513
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	405	433
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	250	267
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	515	550
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	230	246
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	295	315
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	900	969
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	250	269
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	545	591
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	250	271
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	500	542
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	5,075	5,500
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	605	659
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	90	98
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	250	274
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	675	740
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	250	274
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	340	373
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	515	570
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	780	864
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	500	554
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	250	277
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/25	235	236
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	11/1/25	10	10
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/27	5	5
New York GO	5.000%	3/15/30	30	33
New York NY GO	5.000%	8/1/25	165	166
New York NY GO	5.000%	8/1/25	370	371
New York NY GO	5.000%	8/1/25	40	40
New York NY GO	5.000%	8/1/25	560	562
New York NY GO	5.000%	8/1/25	340	341
New York NY GO	5.000%	8/1/25	475	477
New York NY GO	5.000%	8/1/25	60	60
New York NY GO	5.000%	8/1/25	190	191
New York NY GO	5.000%	8/1/25	625	627
New York NY GO	5.000%	8/1/25	100	100
New York NY GO	5.000%	8/1/25	300	301
New York NY GO	5.000%	8/1/25	300	301
New York NY GO	5.000%	8/1/25	200	201
New York NY GO	5.000%	8/1/25	255	256
New York NY GO	5.000%	8/1/26	240	243
29

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/26	2,175	2,181
New York NY GO	5.000%	8/1/26	120	123
New York NY GO	5.000%	8/1/26	2,620	2,685
New York NY GO	5.000%	8/1/26	255	261
New York NY GO	5.000%	8/1/26	55	56
New York NY GO	5.000%	8/1/26	5	5
New York NY GO	5.000%	8/1/26	550	564
New York NY GO	5.000%	8/1/26	270	277
New York NY GO	5.000%	8/1/26	85	87
New York NY GO	5.000%	8/1/26	530	543
New York NY GO	5.000%	8/1/26	100	102
New York NY GO	5.000%	8/1/26	265	272
New York NY GO	5.000%	8/1/26	45	46
New York NY GO	5.000%	8/1/26	300	307
New York NY GO	5.000%	9/1/26	500	513
New York NY GO	5.000%	3/1/27	45	47
New York NY GO	5.000%	8/1/27	20	20
New York NY GO	5.000%	8/1/27	155	158
New York NY GO	5.000%	8/1/27	300	314
New York NY GO	5.000%	8/1/27	100	105
New York NY GO	5.000%	8/1/27	305	315
New York NY GO	5.000%	8/1/27	1,185	1,239
New York NY GO	5.000%	8/1/27	350	366
New York NY GO	5.000%	8/1/27	450	470
New York NY GO	5.000%	8/1/27	220	230
New York NY GO	5.000%	8/1/27	305	319
New York NY GO	5.000%	8/1/27	55	58
New York NY GO	5.000%	8/1/27	200	209
New York NY GO	5.000%	8/1/27	250	261
New York NY GO	5.000%	9/1/27	1,280	1,340
New York NY GO	5.000%	2/1/28	350	369
New York NY GO	5.000%	8/1/28	150	150
New York NY GO	5.000%	8/1/28	425	438
New York NY GO	5.000%	8/1/28	360	374
New York NY GO	5.000%	8/1/28	215	226
New York NY GO	5.000%	8/1/28	435	463
New York NY GO	5.000%	8/1/28	160	170
New York NY GO	5.000%	8/1/28	220	234
New York NY GO	5.000%	8/1/28	315	335
New York NY GO	5.000%	8/1/28	750	798
New York NY GO	5.000%	9/1/28	135	144
New York NY GO	5.000%	9/1/28	300	320
New York NY GO	5.000%	2/1/29	400	429
New York NY GO	5.000%	8/1/29	135	140
New York NY GO	5.000%	8/1/29	760	821
New York NY GO	5.000%	8/1/29	135	146
New York NY GO	5.000%	8/1/29	160	173
New York NY GO	5.000%	8/1/29	570	616
New York NY GO	5.000%	8/1/29	145	157
New York NY GO	5.000%	8/1/29	1,395	1,508
New York NY GO	5.000%	8/1/29	370	400
New York NY GO	5.000%	10/1/29	60	65
New York NY GO	5.000%	2/1/30	400	434
New York NY GO	5.000%	4/1/30	205	223
New York NY GO	5.000%	8/1/30	5	5
New York NY GO	5.000%	8/1/30	115	117
New York NY GO	5.000%	8/1/30	165	180
New York NY GO	5.000%	8/1/30	355	388
New York NY GO	5.000%	8/1/30	540	590
New York NY GO	5.000%	8/1/30	100	109
New York NY GO	5.000%	8/1/30	10	11
New York NY GO	5.000%	8/1/30	190	208
New York NY GO	5.000%	8/1/30	160	175
New York NY GO	5.000%	8/1/30	245	268
New York NY GO	5.000%	9/1/30	70	77
New York NY GO	5.000%	10/1/30	395	423
New York NY GO	5.000%	10/1/30	180	197
New York NY GO	5.250%	10/1/30	35	37
New York NY GO	5.000%	2/1/31	400	440
New York NY GO	5.000%	3/1/31	800	881
30

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/31	95	99
	New York NY GO	5.000%	8/1/31	305	331
	New York NY GO	5.000%	8/1/31	490	542
	New York NY GO	5.000%	8/1/31	675	733
	New York NY GO	5.000%	8/1/31	330	365
	New York NY GO	5.000%	8/1/31	35	39
	New York NY GO	5.000%	8/1/31	235	260
	New York NY GO	5.000%	9/1/31	425	470
	New York NY GO	5.000%	10/1/31	255	282
	New York NY GO	5.250%	10/1/31	115	120
	New York NY GO	5.000%	3/1/32	105	117
	New York NY GO	5.000%	4/1/32	125	137
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	100	106
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	100	108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	102
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	35	37
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/28	100	107
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	315	347
[6]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	190	208
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	240	244
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	550	613
[6]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	240	265
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/31	250	278
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	330	342
[6]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	500	558
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	35	36
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	100	106
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	305	322
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	500	528
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	100	107
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	350	376
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	250	268
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	190	196
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	460	477
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	85	85
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	200	213
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	120	131
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	280	305
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/30	215	227
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	110	114
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	245	252
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,070	1,159
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	180	198
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	265	280
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	95	101
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	440	481
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,205	1,327
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	290	319
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	175	193
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	445	457
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	700	723
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	480	482
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	240	261
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	680	755
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	280	311
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	120	133
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	120	122
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	80	81
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	100	102
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	25	25
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	165	171
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	335	348
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	1,075	1,143
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	310	327
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/29	500	542
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	500	502
31

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/25	30	30
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	300	308
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	130	134
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	110	114
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	175	184
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	140	147
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	170	171
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	265	267
[5,6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,025
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	95	99
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/28	15	16
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	200	213
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	200	208
[5,6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	500	540
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	200	208
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	775	846
[5,6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	380	415
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/31	130	144
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	290	320
[7]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	125	126
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	160	164
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	100	107
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	195	199
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	200	216
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	280	286
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	100	109
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	200	204
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	165	182
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	190	201
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	560	570
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	250	264
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	325	349
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	190	207
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	115	127
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	160	175
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/29	60	64
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	360	381
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	350	377
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	595	598
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	150	153
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	375	387
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	350	383
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	335	342
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	145	152
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	185	194
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,060	1,118
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	270	271
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	915	960
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	190	213
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	50	51
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	185	188
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	220	224
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	105	109
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	75	78
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	65	65
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	45	45
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	95	96
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	200	206
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	170	175
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/27	120	125
32

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	100	107
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	290	320
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/31	305	341
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	100	101
New York State Thruway Authority Highway Revenue	5.000%	1/1/27	210	217
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	250	269
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	35	38
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	5	5
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	70	76
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	250	277
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	50	55
New York State Thruway Authority Highway Revenue	5.000%	1/1/32	215	241
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/30	165	180
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	400	442
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	110	123
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/26	105	107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	100	101
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	75	75
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/26	75	76
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	190	193
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/27	250	259
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	150	151
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/28	250	264
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	70	73
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	200	201
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	100	107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	75	75
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/30	250	273
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/30	150	158
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	645	647
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	25	26
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	100	111
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	160	161
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	710	700
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/28	55	59
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	285	287
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	560	578
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	470	485
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	325	342
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	600	632
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	325	348
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	445	477
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	200	214
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	300	256
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	295	306
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	270	294
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	250	205
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	500	517
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	235	259
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	295	326
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	230	181
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	245	253
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	175	132
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	65	66
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	190	192
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	780	795
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	555	581
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	425	445
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	80	85
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	580	619
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	175	189
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	470	511
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	600	656
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	1,400	1,540
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	100	111
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	300	331
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	40	42
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	265	295
33

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	50	51
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	575	575
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	280	280
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	150	152
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	85	86
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	685	700
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	705	720
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	50	52
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	105	109
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	785	817
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	650	682
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	105
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	150	159
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	100	106
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	100	107
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	110	118
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	290	312
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	265	287
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	140	152
					168,866
North Carolina (1.4%)
	North Carolina Appropriations Revenue	5.000%	6/1/25	95	95
	North Carolina Appropriations Revenue	5.000%	5/1/26	475	484
	North Carolina Appropriations Revenue	5.000%	6/1/26	135	138
	North Carolina Appropriations Revenue	5.000%	5/1/27	870	906
	North Carolina Appropriations Revenue	5.000%	5/1/28	395	411
	North Carolina Appropriations Revenue	5.000%	5/1/29	775	804
	North Carolina Appropriations Revenue	5.000%	5/1/30	345	357
	North Carolina Appropriations Revenue	3.000%	5/1/31	150	145
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/26	30	31
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/27	40	42
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	245	260
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	285	308
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	50	55
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/31	265	289
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	430	433
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,145	1,153
	North Carolina GO	5.000%	6/1/25	10	10
	North Carolina GO	5.000%	6/1/26	245	250
	North Carolina GO	5.000%	6/1/27	45	46
	North Carolina GO	5.000%	6/1/28	180	184
	North Carolina GO	5.000%	6/1/30	130	140
	North Carolina GO	4.000%	6/1/31	150	154
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	330	335
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,500	1,523
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	805	835
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	500	528
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	115	123
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	560	599
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	500	544
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	430	458
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/32	2,000	2,125
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	10	10
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	310	313
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	310	313
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	40	40
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/30	240	262
					14,703
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	1,180	1,178
Ohio (2.1%)
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	100	101
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	170	176
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	225	237
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	270	288
[4]	Cincinnati City School District GO	5.250%	12/1/29	220	241
[4]	Cincinnati City School District GO	5.250%	12/1/31	1,000	1,129
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	250	266
34

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/30	100	108
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	105	114
	Columbus OH GO	5.000%	7/1/25	290	290
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/29	840	854
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	15	15
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	45	49
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	20	22
[2]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/28	5	4
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	475	478
	Ohio GO	5.000%	8/1/25	490	492
	Ohio GO	5.000%	8/1/25	315	316
	Ohio GO	5.000%	9/15/25	295	297
	Ohio GO	5.000%	5/1/26	890	908
	Ohio GO	5.000%	8/1/26	50	51
	Ohio GO	5.000%	9/15/26	450	462
	Ohio GO	5.000%	5/1/27	235	245
	Ohio GO	5.000%	8/1/27	655	686
	Ohio GO	5.000%	9/15/27	125	131
	Ohio GO	5.000%	5/1/28	125	133
	Ohio GO	5.000%	8/1/28	115	123
	Ohio GO	5.000%	9/15/28	285	305
	Ohio GO	5.000%	9/15/29	260	283
	Ohio GO	5.000%	6/15/30	155	170
	Ohio GO	5.000%	11/1/30	870	962
	Ohio GO	5.000%	11/1/32	560	633
	Ohio Government Fund/Grant Revenue	5.000%	12/15/25	10	10
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	65	67
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	125	132
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	75	76
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	250	254
	Ohio State University College & University Revenue	5.000%	12/1/29	175	191
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	270	290
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	60	63
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	100	105
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	50	55
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	55	58
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	720	761
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	500	500
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	105	106
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	105	106
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	215	220
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	325	332
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	175	183
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/29	550	598
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/30	475	524
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	350	390
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue, Prere.	5.000%	12/1/25	1,000	1,010
	Ohio Water Development Authority Water Revenue	5.000%	6/1/28	250	266
	Ohio Water Development Authority Water Revenue	5.000%	12/1/28	600	643
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	1,665	1,788
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	1,415	1,528
	Ohio Water Development Authority Water Revenue	5.000%	6/1/31	250	278
	Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/32	185	201
	Upper Arlington City School District GO, Prere.	5.000%	12/1/27	100	105
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	50	50
					21,459
Oklahoma (0.6%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/29	270	263
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	900	916
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/25	210	210
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/26	175	178
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	45	46
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	220	226
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/29	80	82
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	100	102
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	25	26
	Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/27	50	50
	Oklahoma County Independent School District No. 12 Edmond GO	3.000%	3/1/26	55	55
35

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/25	1,300	1,300
Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/26	125	125
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/27	380	388
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/28	50	51
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/27	155	160
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/28	150	158
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	200	217
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	335	339
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	510	527
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	375	394
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/30	220	239
Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	620	620
				6,672
Oregon (0.3%)
Metro OR GO	5.000%	6/1/26	30	31
Multnomah County OR GO	5.000%	6/15/27	185	193
Multnomah County OR GO	5.000%	6/15/29	300	325
Multnomah County School District No. 1J Portland GO	5.000%	6/15/25	190	190
Multnomah County School District No. 1J Portland GO	5.000%	6/15/25	230	230
Multnomah County School District No. 1J Portland GO	5.000%	6/15/26	105	107
Multnomah County School District No. 1J Portland GO	5.000%	6/15/27	105	109
Multnomah County School District No. 1J Portland GO	5.000%	6/15/28	15	16
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	70	71
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	195	201
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/29	500	544
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/30	345	380
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/31	165	184
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	100	106
Oregon Tri-County Metropolitan Transportation District Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	305	319
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	360	377
Washington County OR GO, Prere.	3.000%	7/1/29	20	20
				3,403
Pennsylvania (4.1%)
Allegheny County PA GO	5.000%	11/1/28	70	72
Allegheny County PA GO	5.000%	11/1/29	455	466
Commonwealth of Pennsylvania GO	5.000%	7/15/25	300	301
Commonwealth of Pennsylvania GO	5.000%	8/15/25	2,540	2,550
Commonwealth of Pennsylvania GO	5.000%	9/1/25	225	226
Commonwealth of Pennsylvania GO	5.000%	9/15/25	375	377
Commonwealth of Pennsylvania GO	5.000%	9/15/25	205	206
Commonwealth of Pennsylvania GO	5.000%	10/1/25	575	579
Commonwealth of Pennsylvania GO	5.000%	1/1/26	740	749
Commonwealth of Pennsylvania GO	5.000%	3/1/26	25	25
Commonwealth of Pennsylvania GO	5.000%	3/15/26	235	235
Commonwealth of Pennsylvania GO	5.000%	7/15/26	615	630
Commonwealth of Pennsylvania GO	5.000%	8/15/26	135	138
Commonwealth of Pennsylvania GO	5.000%	9/1/26	10	10
Commonwealth of Pennsylvania GO	5.000%	9/1/26	215	221
Commonwealth of Pennsylvania GO	5.000%	9/15/26	810	832
Commonwealth of Pennsylvania GO	5.000%	9/15/26	285	293
Commonwealth of Pennsylvania GO	5.000%	10/1/26	660	679
Commonwealth of Pennsylvania GO	5.000%	1/1/27	800	827
Commonwealth of Pennsylvania GO	5.000%	1/15/27	330	341
Commonwealth of Pennsylvania GO	5.000%	3/1/27	60	62
Commonwealth of Pennsylvania GO	5.000%	3/15/27	30	30
Commonwealth of Pennsylvania GO	5.000%	7/15/27	520	543
Commonwealth of Pennsylvania GO	5.000%	8/15/27	650	680
Commonwealth of Pennsylvania GO	5.000%	9/1/27	250	262
Commonwealth of Pennsylvania GO	5.000%	9/1/27	130	136
Commonwealth of Pennsylvania GO	5.000%	9/15/27	165	169
Commonwealth of Pennsylvania GO	5.000%	9/15/27	160	164
Commonwealth of Pennsylvania GO	5.000%	1/1/28	330	341
Commonwealth of Pennsylvania GO	5.000%	1/15/28	930	961
Commonwealth of Pennsylvania GO	4.000%	2/15/28	210	216
Commonwealth of Pennsylvania GO	5.000%	3/1/28	425	448
Commonwealth of Pennsylvania GO	5.000%	3/15/28	170	170
Commonwealth of Pennsylvania GO	5.000%	7/15/28	840	894
Commonwealth of Pennsylvania GO	5.000%	9/1/28	400	427
Commonwealth of Pennsylvania GO	5.000%	9/1/28	335	357
36

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	480	491
	Commonwealth of Pennsylvania GO	5.000%	10/1/28	440	470
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	100	101
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,025	1,026
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	1,000	1,081
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	665	666
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	625	677
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	325	332
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	750	758
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	780	758
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	250	250
	Commonwealth of Pennsylvania GO	5.000%	8/15/30	250	274
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	435	477
	Commonwealth of Pennsylvania GO	4.000%	9/15/30	190	192
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	285	313
	Commonwealth of Pennsylvania GO	3.000%	1/1/31	295	286
	Commonwealth of Pennsylvania GO	4.000%	2/15/31	250	261
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	110	110
	Commonwealth of Pennsylvania GO	5.000%	5/15/31	85	94
	Commonwealth of Pennsylvania GO	5.000%	8/15/31	165	183
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	510	567
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	150	151
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	260	273
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	240	269
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	230	233
[2]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	2,475	2,654
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	30	30
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	65	66
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	210	212
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	80	82
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	110	113
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	520	520
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	60	62
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	690	702
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,825	1,867
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	100	111
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	2,090	2,090
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,000
	Philadelphia PA GO	5.000%	8/1/25	220	221
	Philadelphia PA GO	5.000%	8/1/26	120	123
[1]	Philadelphia PA GO	5.000%	8/1/30	100	103
[5]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/31	250	276
	Philadelphia School District GO	5.000%	9/1/26	715	733
[7]	Philadelphia School District GO	5.000%	9/1/27	175	179
	Philadelphia School District GO	5.000%	9/1/28	710	723
	Philadelphia School District GO	5.000%	9/1/29	25	25
	Philadelphia School District GO	5.000%	9/1/30	260	265
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	295	302
[4]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/28	250	224
[4]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	65	56
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	205	219
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	500	507
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	400	405
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/29	310	330
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	1,190	1,198
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	870	932
					42,340
Rhode Island (0.3%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	455	455
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	605	617
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	740	754
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	175	178
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	440	447
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	45	46
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/29	200	209
					2,706
37

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina (0.5%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/25	120	121
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	1,570	1,618
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/29	5	5
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	740	747
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	50	52
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	365	384
	Horry County SC School District GO	5.000%	3/1/29	160	172
[2]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/32	15	12
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	140	141
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/25	250	252
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	250	257
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/28	75	80
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	645	663
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	250	267
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/30	60	66
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	150	167
					5,004
South Dakota (0.0%)
[7]	Brandon South Dakota Sales Tax Revenue	3.000%	12/1/26	55	55
Tennessee (0.5%)
	Memphis TN GO	5.000%	4/1/26	30	30
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/25	425	426
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/26	85	86
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/26	305	312
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/27	980	1,002
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/27	505	523
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/27	145	152
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/28	190	196
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/28	355	360
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/29	150	143
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/29	30	32
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/29	125	134
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/29	165	167
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/29	65	69
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/30	10	11
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/30	105	106
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/30	15	16
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/31	60	62
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/31	425	469
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/31	95	100
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	230	232
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	600	605
					5,233
Texas (7.5%)
	Alamo Community College District GO	5.000%	2/15/26	3,050	3,095
	Alamo Community College District GO	5.000%	2/15/27	300	311
	Alamo Community College District GO	5.000%	2/15/29	385	412
[9]	Allen Independent School District GO	5.000%	2/15/26	10	10
	Austin Independent School District GO	5.000%	8/1/25	260	261
	Austin TX GO	2.950%	9/1/27	220	219
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	325	347
	Bexar County TX GO, Prere.	5.000%	6/15/26	2,335	2,385
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	575	577
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	195	196
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	285	292
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	165	169
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	135	138
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	95	97
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	700	718
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	140	146
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	300	314
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	145	152
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	110	117
38

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	580	618
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	395	427
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	270	292
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	155	168
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/30	1,320	1,446
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	300	333
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	435	482
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	475	527
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	750	802
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	50	50
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	495	542
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	500	550
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	135	142
[9]	Conroe Independent School District GO	5.000%	2/15/29	180	193
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	300	305
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	275	279
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	100	104
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	160	162
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	660	708
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	590	642
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/32	100	111
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	290	312
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	790	856
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	270	296
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	355	384
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	130	144
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/31	80	90
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	600	606
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	50	51
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	660	667
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	100	105
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	395	398
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	130	131
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	65	67
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	190	195
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	70	73
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	105	112
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	100	107
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	490	531
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	150	164
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	315	345
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	620	685
[9]	Dallas Independent School District GO	5.000%	2/15/29	545	586
[9]	Dallas Independent School District GO	5.000%	2/15/29	200	215
[9]	Dallas Independent School District GO	5.000%	2/15/30	815	889
[9]	Dallas Independent School District GO PUT	5.000%	2/15/26	295	298
[9]	Dallas Independent School District GO PUT	5.000%	2/15/27	195	200
[9]	Dallas Independent School District GO PUT	5.000%	2/15/28	305	320
[9]	Dallas Independent School District GO PUT	5.000%	2/15/29	80	85
[9]	Dallas Independent School District GO PUT	5.000%	2/15/30	80	86
[9]	Dallas Independent School District GO PUT	5.000%	2/15/31	190	206
	Dallas TX GO	5.000%	2/15/26	580	588
	Dallas TX GO	5.000%	2/15/27	185	191
	Dallas TX GO	5.000%	2/15/27	145	150
	Dallas TX GO	5.000%	2/15/28	100	105
	Dallas TX GO	5.000%	2/15/29	220	235
	Dallas TX GO	5.000%	2/15/30	260	282
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	70	70
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	105	107
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	100	100
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	175	176
[9]	Fort Bend Independent School District GO	5.000%	8/15/25	500	502
[9]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	370	356
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/27	770	781
[9]	Fort Bend Independent School District GO PUT	3.800%	8/1/28	860	868
[9]	Garland Independent School District GO	5.000%	2/15/26	15	15
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	250	261
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/32	530	563
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	320	338
	Harris County TX GO	5.000%	10/1/25	230	232
39

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX GO	5.000%	10/1/26	130	131
	Harris County TX GO	5.000%	10/1/26	330	340
	Harris County TX GO	5.000%	10/1/27	155	156
	Harris County TX Highway Revenue	5.000%	8/15/25	230	231
	Harris County TX Highway Revenue	5.000%	8/15/30	825	841
	Harris County TX Highway Revenue	5.000%	8/15/31	265	270
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/29	145	157
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/30	45	49
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/31	980	1,024
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	520	544
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	265	281
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	675	725
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	955	1,036
[9]	Houston Independent School District GO	5.000%	2/15/26	1,060	1,075
[9]	Houston Independent School District GO	5.000%	2/15/26	140	142
[9]	Houston Independent School District GO	5.000%	2/15/26	1,220	1,238
[9]	Houston Independent School District GO	5.000%	2/15/27	140	142
[9]	Houston Independent School District GO	5.000%	2/15/27	355	368
[9]	Houston Independent School District GO	5.000%	2/15/28	200	207
[9]	Houston Independent School District GO	5.000%	2/15/28	50	51
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	110	115
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	235	246
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	65	68
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	180	197
	Houston TX GO	5.000%	3/1/26	325	330
	Houston TX GO	5.000%	3/1/26	100	102
	Houston TX GO	5.000%	3/1/27	505	512
	Houston TX GO	5.000%	3/1/27	245	254
	Houston TX GO	5.000%	3/1/28	310	320
	Houston TX GO	5.000%	3/1/28	90	95
	Houston TX GO	5.000%	3/1/29	105	108
	Houston TX GO	5.000%	3/1/29	140	150
	Houston TX GO	5.000%	3/1/30	30	32
[2]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/31	20	16
[9]	Hutto Independent School District GO PUT	2.000%	8/1/25	250	249
	Lewisville Independent School District GO	5.000%	8/15/25	180	181
	Lewisville Independent School District GO	5.000%	8/15/28	380	381
[9]	Lewisville Independent School District GO	5.000%	8/15/29	1,130	1,222
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/28	260	260
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	270	281
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	100	107
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	205	223
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	100	108
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	100	109
[9]	Midland Independent School District GO	5.000%	2/15/26	125	127
[9]	North East TX Independent School District GO	5.250%	2/1/27	180	187
[9]	North East TX Independent School District GO	5.250%	2/1/29	170	184
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	215	218
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	315	319
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	325	335
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	275	284
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	640	647
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	320	323
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	310	313
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	235	251
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	200	202
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	120	130
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	245	247
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	265	290
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	200	219
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	350	387
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	120	132
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	500	459
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	315	279
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	710	604
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	825	675
[9]	Northside Independent School District GO PUT	0.700%	6/1/25	20	20
40

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Northside Independent School District GO PUT	3.000%	8/1/26	150	149
[9]	Northside Independent School District GO PUT	2.000%	6/1/27	250	242
[6,9]	Northside Independent School District GO PUT	3.550%	6/1/28	1,050	1,053
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	260	271
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/31	710	787
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	275	308
[9]	Plano Independent School District GO	5.000%	2/15/26	470	477
[9]	Plano Independent School District GO	5.000%	2/15/29	555	596
[9]	Plano Independent School District GO	5.000%	2/15/30	140	152
[9]	Plano Independent School District GO	5.000%	2/15/31	335	369
[9]	Round Rock Independent School District GO	5.000%	8/1/30	255	274
[9]	Round Rock Independent School District GO	5.000%	8/1/31	305	326
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	315	319
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	260	264
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	80	82
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	805	848
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	435	445
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	475	485
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	150	150
[9]	Spring Branch Independent School District GO	5.000%	2/1/26	100	101
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/31	510	562
	Texas A&M University College & University Revenue	5.000%	5/15/26	300	306
	Texas A&M University College & University Revenue	5.000%	5/15/26	70	71
	Texas A&M University College & University Revenue	5.000%	5/15/27	150	156
	Texas A&M University College & University Revenue	5.000%	5/15/27	90	94
	Texas A&M University College & University Revenue	5.000%	5/15/28	280	290
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	790	796
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	50	51
	Texas GO	5.000%	10/1/25	375	378
	Texas GO	5.000%	10/1/26	180	181
	Texas GO	5.000%	10/1/26	250	257
	Texas GO	5.000%	10/1/27	240	241
	Texas GO	5.000%	10/1/27	445	467
	Texas GO	3.200%	10/1/28	200	200
	Texas GO	5.000%	10/1/28	205	206
	Texas GO	5.000%	10/1/28	125	133
	Texas GO	3.300%	10/1/29	365	365
	Texas GO	5.000%	10/1/29	670	699
	Texas GO	5.000%	10/1/29	175	176
	Texas GO	5.000%	10/1/30	170	177
	Texas GO	5.000%	10/1/31	110	110
	Texas GO	5.000%	10/1/31	75	78
	Texas GO	5.000%	10/1/31	85	94
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	100	106
	Texas State University System College & University Revenue	5.000%	3/15/27	1,080	1,121
	Texas State University System College & University Revenue	5.000%	3/15/28	85	88
	Texas State University System College & University Revenue	5.000%	3/15/28	500	527
	Texas State University System College & University Revenue	5.000%	3/15/31	100	103
	Texas State University System College & University Revenue	5.000%	3/15/31	115	126
	Texas Transportation Commission GO	5.000%	4/1/26	230	234
	Texas Transportation Commission GO	5.000%	4/1/28	250	265
	Texas Transportation Commission GO	5.000%	4/1/29	800	861
	Texas Transportation Commission GO	5.000%	4/1/30	195	213
	Texas Transportation Commission GO	5.000%	4/1/31	550	607
	Texas Transportation Commission GO	5.000%	4/1/32	215	240
	Texas Water Development Board Water Revenue	5.000%	4/15/29	300	314
	Texas Water Development Board Water Revenue	5.000%	10/15/29	70	70
	Texas Water Development Board Water Revenue	5.000%	4/15/30	50	53
	Texas Water Development Board Water Revenue	5.000%	4/15/31	75	80
	Texas Water Development Board Water Revenue	5.000%	10/15/31	50	50
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/31	780	759
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	545	566
	Williamson County TX GO	4.000%	2/15/26	160	161
	Williamson County TX GO	5.000%	2/15/30	245	266
	Williamson County TX GO	5.000%	2/15/31	180	197
[9]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	485	487
					76,916
41

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utah (0.9%)
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	130	137
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	225	240
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	240	259
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	400	431
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	150	164
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	300	327
Utah GO	5.000%	7/1/25	655	656
Utah GO	5.000%	7/1/25	15	15
Utah GO	5.000%	7/1/26	535	548
Utah GO	5.000%	7/1/27	200	209
Utah GO	5.000%	7/1/28	150	160
Utah GO	5.000%	7/1/29	100	107
Utah GO	5.000%	7/1/30	550	587
Utah GO	5.000%	7/1/31	510	542
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	340	340
Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,185	1,185
Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,055	1,055
Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,025	1,025
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	110	110
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	210	210
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	70	70
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	100	100
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	120	120
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	315	315
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	55	55
				8,967
Virginia (2.0%)
Fairfax County VA GO	4.000%	10/1/26	545	550
Fairfax County VA GO	4.000%	10/1/27	195	197
Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	315	322
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	160	169
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	215	229
Leesburg VA GO	3.000%	1/15/26	200	200
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	225	228
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	50	51
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	155	157
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	65	66
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	350	350
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	275	279
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	85	86
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	345	350
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	220	228
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	235	243
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	525	544
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	260	274
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	285	301
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	125	132
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	235	243
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	220	232
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	200	215
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	195	209
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	200	215
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	380	392
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	300	321
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	245	252
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	300	315
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	425	469
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/32	160	155
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	280	313
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	415	463
Virginia College Building Authority College & University Revenue	3.000%	9/1/26	340	340
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	190	194
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	340	365
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	130	141
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/26	70	71
42

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/27	175	181
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	540	550
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	675	703
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	210	220
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	260	272
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	980	1,022
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/31	390	406
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/32	140	145
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/31	245	272
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/32	120	134
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/32	345	386
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/26	1,010	1,030
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/28	110	117
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/30	155	169
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	235	236
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	40	41
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	280	287
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	105	109
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	540	566
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	55	55
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	150	150
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	380	390
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	190	199
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/31	2,470	2,747
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	160	160
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	400	401
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	125	125
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	20	20
					20,954
Washington (4.7%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	205	211
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	550	579
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/28	150	161
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	120	131
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	280	309
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	120	134
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	4,630	4,649
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	620	623
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	105	106
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	515	519
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	25	25
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	280	282
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	825	832
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	185	186
[4]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/28	100	90
	Energy Northwest Electric Power & Light Revenue, ETM	5.000%	7/1/25	615	616
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	1,015	1,038
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	245	245
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	270	276
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	345	352
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	150	156
	Energy Northwest Nuclear Revenue	4.000%	7/1/30	1,325	1,386
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	265	291
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	135	141
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	390	433
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	240	269
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	200	224
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	175	183
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue), ETM	5.000%	7/1/25	150	150
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	395	404
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	305	312
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	450	460
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	215	220
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	310	324
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	70	73
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	915	951
43

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	230	245
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	500	533
Energy Northwest Nuclear Revenue (Project No. 1), ETM	5.000%	7/1/25	160	160
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	485	496
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	275	275
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	65	68
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	1,620	1,726
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue), ETM	5.000%	7/1/25	95	95
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/26	500	511
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	955	994
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	330	352
Energy Northwest Nuclear Revenue (Project No. 3), ETM	5.000%	7/1/25	520	521
Energy Northwest Nuclear Revenue, ETM	5.000%	7/1/25	445	446
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	235	244
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/26	300	310
King County School District No. 411 Issaquah GO	3.000%	12/1/30	245	237
King County School District No. 414 Lake Washington GO	4.000%	12/1/27	190	195
King County School District No. 414 Lake Washington GO	4.000%	12/1/28	365	377
King County School District No. 414 Lake Washington GO	4.000%	12/1/29	195	203
King County WA GO	4.000%	1/1/26	60	60
King County WA GO	4.000%	1/1/27	235	240
King County WA GO	5.000%	1/1/30	380	414
King County WA GO	5.000%	1/1/31	250	276
King County WA GO	5.000%	1/1/32	320	354
King County WA Sewer Revenue	4.000%	7/1/30	300	302
King County WA Sewer Revenue	4.000%	7/1/31	30	30
Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	100	101
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	205	224
University of Washington College & University Revenue PUT	4.000%	8/1/27	100	101
Washington GO	5.000%	7/1/25	45	45
Washington GO	5.000%	7/1/25	495	496
Washington GO	5.000%	7/1/25	510	511
Washington GO	5.000%	7/1/25	230	230
Washington GO	5.000%	7/1/25	20	20
Washington GO	5.000%	7/1/25	10	10
Washington GO	5.000%	8/1/25	75	75
Washington GO	5.000%	8/1/25	10	10
Washington GO	5.000%	8/1/25	75	75
Washington GO	5.000%	8/1/25	30	30
Washington GO	4.000%	7/1/26	2,375	2,404
Washington GO	4.000%	7/1/26	170	172
Washington GO	4.000%	7/1/26	390	395
Washington GO	5.000%	7/1/26	50	51
Washington GO	5.000%	7/1/26	145	148
Washington GO	5.000%	8/1/26	185	190
Washington GO	5.000%	8/1/26	725	743
Washington GO	5.000%	8/1/26	705	722
Washington GO	4.000%	7/1/27	1,035	1,059
Washington GO	4.000%	7/1/27	310	317
Washington GO	5.000%	8/1/27	140	147
Washington GO	5.000%	8/1/27	450	471
Washington GO	4.000%	7/1/28	175	181
Washington GO	4.000%	7/1/28	240	248
Washington GO	5.000%	7/1/28	160	162
Washington GO	5.000%	7/1/28	685	730
Washington GO	5.000%	7/1/28	300	320
Washington GO	5.000%	8/1/28	110	114
Washington GO	5.000%	8/1/28	195	203
Washington GO	5.000%	8/1/28	775	827
Washington GO	4.000%	7/1/29	340	354
Washington GO	4.000%	7/1/29	65	68
Washington GO	5.000%	7/1/29	95	96
Washington GO	5.000%	7/1/29	650	704
Washington GO	5.000%	7/1/29	225	244
Washington GO	5.000%	8/1/29	225	230
Washington GO	5.000%	8/1/29	145	151
Washington GO	5.000%	8/1/29	255	277
Washington GO	5.000%	8/1/29	1,245	1,350
Washington GO	5.000%	7/1/30	340	343
Washington GO	5.000%	7/1/30	395	434
44

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	7/1/30	200	220
Washington GO	5.000%	7/1/30	500	550
Washington GO	5.000%	8/1/30	490	500
Washington GO	5.000%	8/1/30	620	642
Washington GO	5.000%	8/1/30	100	110
Washington GO	5.000%	7/1/31	895	904
Washington GO	5.000%	7/1/31	315	350
Washington GO	5.000%	7/1/31	815	907
Washington GO	5.000%	8/1/31	675	699
Washington GO	5.000%	8/1/31	280	285
Washington GO	5.000%	7/1/32	135	136
				48,091
Wisconsin (1.2%)
Dane County WI GO	2.500%	6/1/27	100	98
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/26	1,375	1,400
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	25	26
Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	365	379
Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	420	436
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/27	100	104
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	104
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	104
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	205	213
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	100	110
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	100	104
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	515	573
Wisconsin GO	5.000%	11/1/25	160	161
Wisconsin GO	5.000%	11/1/25	20	20
Wisconsin GO	5.000%	5/1/26	90	92
Wisconsin GO	5.000%	5/1/26	205	209
Wisconsin GO	5.000%	11/1/26	190	196
Wisconsin GO	5.000%	11/1/26	510	526
Wisconsin GO	5.000%	5/1/27	85	89
Wisconsin GO	5.000%	5/1/27	180	188
Wisconsin GO	5.000%	5/1/27	1,045	1,089
Wisconsin GO	5.000%	11/1/27	300	312
Wisconsin GO	5.000%	11/1/27	800	833
Wisconsin GO	5.000%	11/1/27	530	552
Wisconsin GO	5.000%	5/1/28	200	212
Wisconsin GO	5.000%	5/1/28	280	297
Wisconsin GO	5.000%	11/1/28	115	120
Wisconsin GO	5.000%	11/1/28	355	369
Wisconsin GO	5.000%	5/1/29	700	755
Wisconsin GO	5.000%	5/1/30	210	230
Wisconsin GO	5.000%	5/1/30	275	301
Wisconsin GO	5.000%	5/1/31	135	150
Wisconsin GO	5.000%	5/1/31	550	610
Wisconsin GO	5.000%	5/1/31	295	327
Wisconsin GO	5.000%	5/1/32	245	274
Wisconsin GO	5.000%	5/1/32	250	280
				11,843
Total Tax-Exempt Municipal Bonds (Cost $1,026,605)				1,027,180
45

Short-Term Tax-Exempt Bond ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.0%)
Investment Company (2.0%)
[10]	Vanguard Municipal Low Duration Fund (Cost $20,827)	2.351%	208,270,438	20,827
Total Investments (101.8%) (Cost $1,047,432)				1,048,007
Other Assets and Liabilities—Net (-1.8%)				(18,512)
Net Assets (100%)				1,029,495
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
3	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.

See accompanying Notes, which are an integral part of the Financial Statements.
46

Short-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,026,605)	1,027,180
Affiliated Issuers (Cost $20,827)	20,827
Total Investments in Securities	1,048,007
Investment in Vanguard	26
Receivables for Investment Securities Sold	45
Receivables for Accrued Income	13,349
Total Assets	1,061,427
Liabilities
Payables for Investment Securities Purchased	31,906
Payables to Vanguard	26
Total Liabilities	31,932
Net Assets	1,029,495
At May 31, 2025, net assets consisted of:

Paid-in Capital	1,026,599
Total Distributable Earnings (Loss)	2,896
Net Assets	1,029,495

Net Assets
Applicable to 10,250,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,029,495
Net Asset Value Per Share	$100.44

See accompanying Notes, which are an integral part of the Financial Statements.
47

Short-Term Tax-Exempt Bond ETF
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Interest[1]	11,247
Total Income	11,247
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative	175
Marketing and Distribution	20
Custodian Fees	7
Shareholders’ Reports and Proxy Fees	13
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	233
Net Investment Income	11,014
Realized Net Gain (Loss) on Investment Securities Sold[1]	(88)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(2,758)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,168
1	Interest income and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $$158, and ($1) respectively. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
48

Short-Term Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,014	13,725
Realized Net Gain (Loss)	(88)	1,078
Change in Unrealized Appreciation (Depreciation)	(2,758)	455
Net Increase (Decrease) in Net Assets Resulting from Operations	8,168	15,258
Distributions
Total Distributions	(9,933)	(13,276)
Capital Share Transactions
Issued	470,677	228,896
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(60,834)
Net Increase (Decrease) from Capital Share Transactions	470,677	168,062
Total Increase (Decrease)	468,912	170,044
Net Assets
Beginning of Period	560,583	390,539
End of Period	1,029,495	560,583

See accompanying Notes, which are an integral part of the Financial Statements.
49

Short-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30, 2024	March 7, 2023[1]to November 30, 2023
Net Asset Value, Beginning of Period	$101.01	$100.78	$100.00
Investment Operations
Net Investment Income[2]	1.492	3.068	2.098
Net Realized and Unrealized Gain (Loss) on Investments	(.637)	.163	.252
Total from Investment Operations	.855	3.231	2.350
Distributions
Dividends from Net Investment Income	(1.425)	(3.001)	(1.570)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.425)	(3.001)	(1.570)
Net Asset Value, End of Period	$100.44	$101.01	$100.78
Total Return	0.85%	3.26%	2.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,029	$561	$391
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[3]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	2.98%	3.05%	2.85%[4]
Portfolio Turnover Rate	12%[5]	21%[5]	9%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
50

Short-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Short-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $26,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
51

Short-Term Tax-Exempt Bond ETF
The following table summarizes the market value of the fund’s investments as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,027,180	—	1,027,180
Temporary Cash Investments	20,827	—	—	20,827
Total	20,827	1,027,180	—	1,048,007
D.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,047,472
Gross Unrealized Appreciation	2,611
Gross Unrealized Depreciation	(2,076)
Net Unrealized Appreciation (Depreciation)	535
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $24,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2025, the fund purchased $504,460,000 of investment securities and sold $89,276,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $23,701,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	Shares (000)	Shares (000)
Issued	4,700	2,275
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(600)
Net Increase (Decrease) in Shares Outstanding	4,700	1,675
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At May 31, 2025, one shareholder was the record or beneficial owner of 41% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
52

Short-Term Tax-Exempt Bond ETF
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other events or transactions occurred through the date the financial statements were available to be issued, that would require recognition or disclosure in these financial statements.
QV0142 072025
53

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Wellington Fund (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	82,355,612,544	2,221,600,497	N/A	N/A
Mark Loughridge	82,396,733,360	2,180,479,681	N/A	N/A
Scott C. Malpass	82,234,535,164	2,342,677,877	N/A	N/A
John Murphy	82,513,107,417	2,064,105,624	N/A	N/A
Lubos Pastor	82,362,727,783	2,214,485,258	N/A	N/A
Rebecca Patterson	82,594,969,851	1,982,243,190	N/A	N/A
André F. Perold	82,261,395,803	2,315,817,238	N/A	N/A
Salim Ramji	82,317,905,004	2,259,308,036	N/A	N/A
Sarah Bloom Raskin	82,307,553,453	2,269,659,588	N/A	N/A
Grant Reid	82,466,859,044	2,110,353,997	N/A	N/A
David Thomas	82,221,445,341	2,355,767,700	N/A	N/A
Barbara Venneman	82,550,613,363	2,026,599,678	N/A	N/A
Peter F. Volanakis	82,338,364,962	2,238,848,079	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Vanguard U.S. Factor ETFs

The board of trustees of Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds since their inception in 2018, and also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short-term and since-inception performance of each fund, along with that of a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Vanguard U.S. Multifactor Fund

The board of trustees of Vanguard U.S. Multifactor Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Vanguard Short-Term Tax-Exempt Bond ETF

The board of trustees of Vanguard Short-Term Tax-Exempt Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services provided to the fund since its inception in 2023; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2023, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

VANGUARD WELLINGTON FUND

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.